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                                    [LOGO]

                               COLUMBIA FUNDS

                           1999 SEMI-ANNUAL REPORT

                         COLUMBIA COMMON STOCK FUND

                            COLUMBIA GROWTH FUND

                     COLUMBIA INTERNATIONAL STOCK FUND

                           COLUMBIA SPECIAL FUND

                          COLUMBIA SMALL CAP FUND

                     COLUMBIA REAL ESTATE EQUITY FUND

                          COLUMBIA BALANCED FUND

                 COLUMBIA U.S. GOVERNMENT SECURITIES FUND

                  COLUMBIA FIXED INCOME SECURITIES FUND

                  COLUMBIA NATIONAL MUNICIPAL BOND FUND

                       COLUMBIA MUNICIPAL BOND FUND

                         COLUMBIA HIGH YIELD FUND

                      COLUMBIA DAILY INCOME COMPANY

DEAR COLUMBIA INVESTOR:

We are pleased to present the 1999 Columbia Funds Semi-Annual Shareholder Report. Financial information and activity reports for each Fund -- including our newest addition, Columbia National Municipal Bond Fund -- are compiled here for the first six months of the year. Also, our "Overview of the Markets" provides an update of economic activity for the first two quarters and discusses Columbia's current thematic and strategic direction for the financial markets.

At Columbia, we continue to pursue rewarding returns for our shareholders while managing risk and controlling expenses. We encourage you to review this report closely and to use it as an opportunity to learn more about how your assets are being managed. If you have any questions, please contact one of our Investor Services Representatives at 1-800-547-1707 or at (503) 222-3600 in Portland, or send an e-mail inquiry to ASKCOLUMBIA@COLUMBIAFUNDS.COM.

As always, we appreciate the confidence and trust you have placed in Columbia Funds, and we look forward to helping you achieve your investment goals in the months and years to come.

Sincerely,

            [SIGNATURE]                 [SIGNATURE]
Thomas L. Thomsen                       John A. Kemp
PRESIDENT AND CHIEF INVESTMENT OFFICER  CHAIRMAN AND CHIEF EXECUTIVE OFFICER
COLUMBIA FUNDS MANAGEMENT COMPANY       COLUMBIA FUNDS MANAGEMENT COMPANY

       FRONT COVER FEATURES A PHOTOGRAPH OF THE 81-YEAR-OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE. THE PHOTO WAS TAKEN IN OREGON, LOOKING ACROSS TO WASHINGTON STATE.

                               TABLE OF CONTENTS
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                       SEMI-ANNUAL REPORT, JUNE 30, 1999

AN OVERVIEW OF THE MARKETS.....................................................1
COLUMBIA COMMON STOCK FUND
  Investment Review............................................................3
  Financial Highlights........................................................16
  Schedule of Investments.....................................................23
  Statement of Assets and Liabilities.........................................72
  Statement of Operations.....................................................74
  Statements of Changes in Net Assets.........................................76
COLUMBIA GROWTH FUND
  Investment Review............................................................4
  Financial Highlights........................................................16
  Schedule of Investments.....................................................25
  Statement of Assets and Liabilities.........................................72
  Statement of Operations.....................................................74
  Statements of Changes in Net Assets.........................................76
COLUMBIA INTERNATIONAL STOCK FUND
  Investment Review............................................................5
  Financial Highlights........................................................17
  Schedule of Investments.....................................................27
  Statement of Assets and Liabilities.........................................72
  Statement of Operations.....................................................74
  Statements of Changes in Net Assets.........................................76
COLUMBIA SPECIAL FUND
  Investment Review............................................................6
  Financial Highlights........................................................17
  Schedule of Investments.....................................................31
  Statement of Assets and Liabilities.........................................72
  Statement of Operations.....................................................74
  Statements of Changes in Net Assets.........................................76
COLUMBIA SMALL CAP FUND
  Investment Review............................................................7
  Financial Highlights........................................................18
  Schedule of Investments.....................................................34
  Statement of Assets and Liabilities.........................................72
  Statement of Operations.....................................................74
  Statements of Changes in Net Assets.........................................76
COLUMBIA REAL ESTATE EQUITY FUND
  Investment Review............................................................8
  Financial Highlights........................................................18
  Schedule of Investments.....................................................37
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA BALANCED FUND
  Investment Review............................................................9
  Financial Highlights........................................................19
  Schedule of Investments.....................................................38
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA U.S. GOVERNMENT SECURITIES FUND
  Investment Review...........................................................10
  Financial Highlights........................................................19
  Schedule of Investments.....................................................45
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA FIXED INCOME SECURITIES FUND
  Investment Review...........................................................11
  Financial Highlights........................................................20
  Schedule of Investments.....................................................46
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA NATIONAL MUNICIPAL BOND FUND
  Investment Review...........................................................12
  Financial Highlights........................................................20
  Schedule of Investments.....................................................51
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA MUNICIPAL BOND FUND
  Investment Review...........................................................13
  Financial Highlights........................................................21
  Schedule of Investments.....................................................55
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA HIGH YIELD FUND
  Investment Review...........................................................14
  Financial Highlights........................................................21
  Schedule of Investments.....................................................65
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
COLUMBIA DAILY INCOME COMPANY
  Investment Review...........................................................15
  Financial Highlights........................................................22
  Schedule of Investments.....................................................69
  Statement of Assets and Liabilities.........................................73
  Statement of Operations.....................................................75
  Statements of Changes in Net Assets.........................................77
NOTES TO FINANCIAL STATEMENTS.................................................78

                                 COLUMBIA FUNDS
                                 P.O. BOX 1350
                            PORTLAND, OR 97207-1350
                                 1-800-547-1707
                             WWW.COLUMBIAFUNDS.COM

                              THE COLUMBIA FAMILY
                                OF NO-LOAD FUNDS

                           COLUMBIA COMMON STOCK FUND

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                              COLUMBIA GROWTH FUND

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                       COLUMBIA INTERNATIONAL STOCK FUND

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                             COLUMBIA SPECIAL FUND

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                            COLUMBIA SMALL CAP FUND

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                        COLUMBIA REAL ESTATE EQUITY FUND

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                             COLUMBIA BALANCED FUND

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                    COLUMBIA U.S. GOVERNMENT SECURITIES FUND

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                     COLUMBIA FIXED INCOME SECURITIES FUND

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                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

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                          COLUMBIA MUNICIPAL BOND FUND

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                            COLUMBIA HIGH YIELD FUND

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                         COLUMBIA DAILY INCOME COMPANY

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
                           AN OVERVIEW OF THE MARKETS
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STOCKS POST STRONG GAINS

The first half of 1999 witnessed a continuance of the longest-running bull market in history as the Dow Jones Industrial Average reached one milestone after another. After flirting with the 10,000 point level for several weeks, the Dow closed just over the historic mark for the first time on March 29. Driven by investor confidence in large cap names and stronger than expected economic growth, stocks continued to climb throughout the first half of the year.

Stocks experienced sharp price gains in the second quarter, thanks to improving global growth prospects, strong domestic demand, limited evidence of rising inflation and higher corporate earnings estimates. While market volatility increased in the second quarter, the Dow finished June only slightly off the record high level of 11,107 reached on May 13. The strong performance from the Dow -- whose 30 names tend to be more sensitive to economic movements -- pushed the return to over 20% for the first half of the year. In comparison, the broader S&P 500 Index is up just 12.38% for the six months ended June 30, 1999.

Expectations that world growth is on the mend have led to broad performance gains, and many sectors that suffered over the last few years now have an improved outlook. For example, smaller cap stocks, represented by the Russell 2000 Index, soared in the second quarter with a return of 15.55%, and industries that export heavily also performed well during the period. Increased spending to prepare for the Year 2000 boosted the technology sector, and utility, energy, broadcasting and basic industry names also performed well.

BOND MARKET ANTICIPATED FED TIGHTENING

In the midst of stock market euphoria, persistent U.S. economic strength and solid employment growth raised bond market fears that the Federal Reserve would increase short-term rates. Long-term bond yields reacted by moving up about 1% in the first half of the year, and on June 30 the Federal Reserve voted to raise its federal funds target rate by 0.25%. At the same time, the Fed changed its bias concerning future action to neutral, signaling that it did not anticipate further near-term increases. The supply of corporate and governmental agency bonds was heavy in the second quarter, as issuers attempted to meet funding needs ahead of the Year 2000 and to raise money before interest rates rose further.

                      A LOOK AT RATES: 30-YEAR TREASURY BOND
                            VERSUS FEDERAL FUNDS RATE
                                 6/30/98-6/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            FED FUNDS TARGET   30-YEAR TREASURY
6/30/98                 5.50%             5.63%
7/3/98                  5.50%             5.60%
7/10/98                 5.50%             5.62%
7/17/98                 5.50%             5.75%
7/24/98                 5.50%             5.69%
7/31/98                 5.50%             5.71%
8/7/98                  5.50%             5.63%
8/14/98                 5.50%             5.54%
8/21/98                 5.50%             5.43%
8/28/98                 5.50%             5.34%
9/4/98                  5.50%             5.29%
9/11/98                 5.50%             5.23%
9/18/98                 5.50%             5.15%
9/25/98                 5.50%             5.11%
10/2/98                 5.25%             4.84%
10/9/98                 5.25%             5.12%
10/16/98                5.00%             4.98%
10/23/98                5.00%             5.18%
10/30/98                5.00%             5.16%
11/6/98                 5.00%             5.39%
11/13/98                5.00%             5.25%
11/20/98                4.75%             5.22%
11/27/98                4.75%             5.16%
12/4/98                 4.75%             5.04%
12/11/98                4.75%             5.02%
12/18/98                4.75%             5.00%
12/25/98                4.75%             5.10%
1/1/99                  4.75%             5.27%
1/8/99                  4.75%             5.11%
1/15/99                 4.75%             5.08%
1/22/99                 4.75%             5.09%
1/29/99                 4.75%             5.35%
2/5/99                  4.75%             5.42%
2/12/99                 4.75%             5.39%
2/19/99                 4.75%             5.58%
2/26/99                 4.75%             5.60%
3/5/99                  4.75%             5.53%
3/12/99                 4.75%             5.56%
3/14/99                 4.75%             5.59%
3/26/99                 4.75%             5.60%
4/2/99                  4.75%             5.46%
4/9/99                  4.75%             5.57%
4/16/99                 4.75%             5.60%
4/23/99                 4.75%             5.66%
4/30/99                 4.75%             5.81%
5/7/99                  4.75%             5.92%
5/14/99                 4.75%             5.75%
5/21/99                 4.75%             5.83%
5/28/99                 4.75%             5.96%
6/4/99                  4.75%             6.16%
6/11/99                 4.75%             5.97%
6/18/99                 4.75%             6.15%
6/25/99                 4.75%             6.10%
6/30/99                 5.00%             5.97%

FAVORABLE ECONOMIC CONDITIONS INTACT

Recent economic data shows that domestic demand is buoyant and may remain that way for some time. Retail sales continue to grow sharply, consumer confidence is high, and the housing sector has yet to slow despite higher mortgage rates. Strong growth in consumer income and personal wealth appears to be offsetting the rise in interest rates. Nevertheless, generally tight labor markets and the fact that commodity prices have stopped declining suggest that inflation could rise if economic growth continues at its recent heady pace. Although the bond market has priced in further Fed tightening, equity markets do not seem to have been affected by higher long-term rates or any expectation of future Fed increases.

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                           AN OVERVIEW OF THE MARKETS
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                           STRONG CONSUMER CONFIDENCE
                                6/30/98-6/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     CONSUMER CONFIDENCE HIGH
6/30/98                                 137.6
7/30/98                                 135.4
8/30/98                                 133.1
9/30/98                                 126.0
10/30/98                                117.3
11/30/98                                126.0
12/30/98                                126.1
1/30/99                                 127.6
2/29/99                                 132.1
3/30/99                                 133.9
4/30/99                                 134.9
5/30/99                                 135.8
6/30/99                                 138.4

Unless upcoming releases of economic data reveal significantly increased inflationary pressure, we believe that modest, if any, Fed tightening may be all that is needed to keep growth at a sustainable pace. We expect that the current level of interest rates will eventually curb the pace of consumer spending, and that strong productivity should continue to check inflation pressures. As overseas economies continue to recover, the U.S. gross domestic product should lift as net exports increase.

Conditions in much of the world improved during the first half of the year. Most ailing emerging markets have regained their footing, thanks to widespread interest rate cuts last year, a massive infusion of International Monetary Fund loans, and a receptive market in the U.S. for goods produced overseas. The stimulative posture of the European Central Bank and the increase in global activity point to continued growth in much of Europe. Uncertainties remain, particularly in Japan and Latin America, but we expect that economic and financial circumstances in much of the world will continue to improve.

INVESTMENT STRATEGY

During the second quarter, our equity focus shifted somewhat from a large cap growth stock bias to a more balanced mix of growth and cyclical companies. This change recognized the significantly better earnings outlook for the broad market, which currently tends to favor more economically sensitive companies and smaller cap names. In addition, as certain regions of the world improved, we selectively moved into companies that are well positioned to benefit from global growth. We remain committed to industries that can profit from the secular trends underlying our investment themes, especially increased spending on network infrastructures, Internet communications and the aging of America.

Substantially higher yields in 1999 and heavy new issuance -- particularly in the corporate and government agency sectors -- have made bonds much more attractive than in recent quarters. While uncertainties regarding the Year 2000 and Fed action may limit price gains for the remainder of the year, we believe interest rates will eventually decrease, if our forecast for more moderate growth comes to pass.

To help you evaluate how the Columbia Funds have performed given this economic and financial market background, the following pages contain discussions of the Funds' investment activity for the six months ended June 30, 1999, as well as graphs depicting the growth of $10,000 over various time periods. Each Fund compares its performance to one or more relevant benchmarks. Unlike the Funds, however, these benchmark indices are not actively managed and have no operating expenses, portfolio transaction costs or cash flows.

At Columbia, our goal is to structure portfolios that will generate consistent, above-average performance over time while managing investment risk. We remain committed to meeting your financial objectives, and we appreciate your continued trust.

THE INVESTMENT TEAM
COLUMBIA FUNDS
AUGUST 1999

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                               INVESTMENT REVIEW
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                                     [LOGO]
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                                   ---------------------------------------------

                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

Columbia Common Stock Fund reported a total return of 13.73% for the six months ended June 30, 1999, outperforming the S&P 500's return of 12.38% for the same period. The Fund's exposure to stocks in the communications, utilities, technology, basic industries and energy sectors boosted its return throughout the period.

A broadening of the stock market highlighted the first half of 1999. As global economies appeared to recover from two years of turmoil stemming from the Asian currency crisis, corporate earnings in general started to benefit. Until recently, the stock market's appreciation, driven by a search for earnings growth, had its gains fueled primarily by relatively few large cap names. As a result, we believe these large cap stocks are

                                TOP TEN HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              4.2
Boston Scientific Corp.                      3.4
General Electric Co.                         3.2
Tyco International Ltd.                      3.1
MCI Worldcom, Inc.                           2.8
Tellabs, Inc.                                2.4
Warner-Lambert Co.                           2.4
Citigroup, Inc.                              2.2
Computer Sciences Corp.                      2.2
Intel Corp.                                  2.0

As of June 30, 1999

nearly fully valued. To capitalize on this shift in fundamentals and valuation dynamic, we expanded the portfolio's focus early in the year to include stocks in the industrial, basic material, transportation and energy sectors, and we adopted a "World Recovery" theme.

This shift in the portfolio, combined with solid stock selection and a continued focus on the Aging of America and Technology Age themes, contributed to the Fund's ability to outperform the S&P 500. Some holdings that increased over 30% in the first half of the year included IBM (1.9% of net assets), Texas Instruments (1.8% of net assets), Tellabs, Inc. (2.4% of net assets) and Tyco International (3.1% of net assets).

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  22.4
Finance                                     12.8
Health                                      12.6
Utilities/Communications                    10.6
Consumer Non-Durables                       10.1

As of June 30, 1999

As always, we are committed to providing long-term, above-average performance for shareholders. With 76 holdings as of June 30, the Fund is well diversified and maintains an average market capitalization of $67 billion.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        AVERAGE ANNUAL TOTAL RETURNS
            AS OF JUNE 30, 1999

                                                                                              CCSF     S&P 500
1 Year                                                                                      24.16%      22.75%
5 Years                                                                                     24.39%      27.87%
Since Inception                                                                             19.82%      20.35%
                                                            COLUMBIA COMMON STOCK FUND     S&P 500
10/1/91                                                                        $10,000     $10,000
12/31/91                                                                       $11,025     $10,838
12/31/92                                                                       $12,126     $11,664
12/31/93                                                                       $14,120     $12,840
12/31/94                                                                       $14,411     $13,009
12/31/95                                                                       $18,855     $17,898
12/31/96                                                                       $22,760     $22,007
12/31/97                                                                       $28,534     $29,349
12/31/98                                                                       $36,033     $37,737
6/30/99                                                                        $40,976     $42,409
Past Performance is not predictive of future
results. The S&P 500 is an unmanaged index
generally representitive of the U.S. stock
market.

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                               INVESTMENT REVIEW
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                               -------------------------------------------------

                           -- COLUMBIA GROWTH FUND --
                           --------------------------

For the six months ended June 30, 1999, Columbia Growth Fund returned 14.56%, outperforming the S&P 500 at 12.38% for the same period.

The Fund's emphasis on the highest quality growth names during the period contributed significantly to Fund performance. At the beginning of the second quarter, however, the Fund experienced a dip in returns as the market shifted its preference from high quality growth to lower quality growth and value stocks (value stocks are those whose prices are depressed because they have been out of favor with investors).

                                TOP TEN HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              4.2
Tyco International Ltd.                      3.9
Boston Scientific Corp.                      3.5
MCI Worldcom, Inc.                           2.5
Citigroup, Inc.                              2.5
General Electric Co.                         2.4
Tellabs, Inc.                                2.3
Fannie Mae                                   2.2
Computer Sciences Corp.                      2.2
Warner-Lambert Co.                           2.1

As of June 30, 1999

This shift in emphasis by investors was attributed primarily to a perception that world economies and U.S. earnings prospects were improving. Accordingly, stocks in more economically sensitive companies were seen as more attractive than in past months.

As such, we altered the portfolio early in the second quarter to take advantage of an anticipated global market recovery, increasing exposure to companies we believed would benefit from the expected global improvements and decreasing ownership in stocks where earnings prospects were not improving as rapidly. Companies in position to profit from an upswing in the international environment included Xilinx (1.8% of net assets), Allied Signal (0.4%), Mead Corp. (0.9%) and Praxair (0.7%).

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  22.5
Consumer Non-Durables                       15.2
Finance                                     14.8
Health                                      13.7
Utilities/Communications                     9.7

As of June 30, 1999

Macroeconomic trends continued to serve as a method of identifying promising investment opportunities for the Fund. Aging of America and Technology Age themes in particular persisted in shaping our stock selection. The Fund also developed a greater focus on consumer spending categories as low inflation throughout the first two quarters encouraged healthy consumption.

With 78 holdings and an average market capitalization of $54.5 billion on June 30, Columbia Growth Fund seeks capital appreciation through stocks of companies with long-term, above-average earnings growth.

                        GROWTH OF $10,000 OVER 20 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        AVERAGE ANNUAL TOTAL RETURNS
            AS OF JUNE 30, 1999

                                                                          CGF     S&P 500
1 Year                                                                 22.85%      22.75%
5 Years                                                                26.16%      27.87%
10 Years                                                               18.55%      18.78%
20 Years                                                               18.81%      17.84%
                                                         COLUMBIA GROWTH FUND     S&P 500
6/30/79                                                               $10,000     $10,000
6/30/80                                                               $12,565     $11,715
6/30/81                                                               $17,355     $14,118
6/30/82                                                               $15,671     $12,493
6/30/83                                                               $30,522     $20,100
6/30/84                                                               $24,927     $19,155
6/30/85                                                               $33,584     $25,049
6/30/86                                                               $43,310     $33,996
6/30/87                                                               $49,897     $42,540
6/30/88                                                               $49,438     $39,609
6/30/89                                                               $57,304     $47,725
6/30/90                                                               $66,948     $55,585
6/30/91                                                               $70,831     $59,726
6/30/92                                                               $78,290     $67,729
6/30/93                                                               $96,414     $76,961
6/30/94                                                               $98,284     $78,046
6/30/95                                                              $121,499     $98,392
6/30/96                                                              $154,268    $123,984
6/30/97                                                              $191,246    $166,994
6/30/98                                                              $255,695    $217,377
6/30/99                                                              $314,187    $266,817
Past Performance is not predictive of future
results. The S&P 500 is an unmanaged index
generally representative of the U.S.
stock market.

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                               INVESTMENT REVIEW
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                                     [LOGO]
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                                      ------------------------------------------

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                    ---------------------------------------

For the six months ended June 30, 1999, Columbia International Stock Fund recorded a total return of 7.77%, surpassing the MSCI EAFE Index's return of 4.11% for the same period.

The beginning of the year brought signs of recovery among lagging international markets. The Japanese government, for instance, took measures to rejuvenate the stagnant economy through fiscal stimulus, banking reform and corporate restructuring programs. The Fund's continued exposure to Japan in the first quarter (23% of net assets on March 31) was rewarded as the Japanese market gained 18%. Due to a weaker Japanese Yen, this translated to a gain of 12% in U.S. dollar terms.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Equant NV                                    4.0
Mannesmann AG                                3.3
British Telecommunications plc               2.2
Ryohin Keikaku Co., Ltd.                     2.0
Infosys Technologies Ltd.                    1.6
Compass Group plc                            1.6
Telecom Italia S.p.A.                        1.6
WPP Group plc                                1.5
Vodafone Airtouch plc                        1.5
Unicredito Italiano S.p.A.                   1.4

As of June 30, 1999

With Japan witnessing a stabilization of stock market returns in the second quarter, economic recovery began spreading to other parts of Asia. As a result, we maintained exposure to Japan while increasing our interest in smaller Asian markets -- such as Thailand (1.6% of net assets) and Singapore (0.8% of net assets) -- which have posted gains as well.

We also maintained our commitment to European markets. We placed a heavy emphasis on telecommunications, finance and pharmaceutical sectors -- profitable industries in previous quarters. While European markets posted positive returns, the poor performance of the Euro took international investors by surprise. While many economists predicted a strong Euro, the currency fell approximately 12% against the U.S. dollar over the first six months of the year.

                             COUNTRIES OF EMPHASIS

                                 % of Net Assets
Japan                                       23.9
United Kingdom                              18.6
Netherlands                                  6.0
France                                       5.6
Germany                                      5.4
Switzerland                                  3.4
Italy                                        3.3
Canada                                       3.0

As of June 30, 1999

Recently, we have concentrated on adding to stocks in the United Kingdom, where interest rate cuts by the Bank of England are intended to promote growth. Furthermore, the country's telecommunications/cable area continues to offer strong growth opportunities.

With 112 holdings and an average market capitalization of $25 billion as of June 30, the Fund is well diversified across 18 countries and continues to seek long-term appreciation for shareholders.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         AVERAGE ANNUAL TOTAL RETURNS
             AS OF JUNE 30, 1999

                                                                                            MSCI                 FT/S&P
                                                                            CISF            EAFE               Euro-Pac
1 Year                                                                     7.54%           7.92%                  9.34%
5 Years                                                                    9.75%           8.52%                  7.72%
Since Inception                                                           12.29%          11.69%                 11.14%
                                                          COLUMBIA INTERNATIONAL
                                                                      STOCK FUND       MSCI EAFE        FT/S&P EURO-PAC
10/1/92                                                                  $10,000         $10,000                $10,000
12/31/92                                                                 $10,060          $9,623                 $9,628
12/31/93                                                                 $13,417         $12,794                $12,665
12/31/94                                                                 $13,086         $13,825                $13,822
12/31/95                                                                 $13,760         $15,422                $15,290
12/31/96                                                                 $16,042         $16,403                $16,180
12/31/97                                                                 $17,882         $16,740                $16,144
12/31/98                                                                 $20,177         $20,144                $19,262
6/30/99                                                                  $21,742         $20,975                $20,291
Past Performance is not predictive of
future results. The MSCI EAFE Index is
an unmanaged index representing major
stock markets in Europe, Australasia
and The Far East. The MSCI EAFE Index
will replace the FT/S&P Euro-Pac as the
International Fund's benchmark index
because the MSCI EAFE Index is a more
commonly recognized index for International
funds. The FT/S&P Euro-Pacific International
Stock Fund represents companies listed on
international stock markets weighted by market
capitalization, expressed in U.S. dollars.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------------
                               -------------------------------------------------

                          -- COLUMBIA SPECIAL FUND --
                          ---------------------------

For the six months ended June 30, 1999, Columbia Special Fund posted a total return of 2.37%. After a difficult first quarter for small and mid cap stocks, the Fund rebounded in the second quarter to put the Fund's performance in positive territory for the first half of the year.

Early in the year, rising interest rates combined with negative earnings revisions to create a renewed desire for the liquidity and perceived security of large and super cap stocks. The phenomenal performance of Internet stocks also attracted capital away from traditional growth stocks during the first quarter, and this held back Fund performance.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Bed, Bath & Beyond, Inc.                     2.9
Outback Steakhouse, Inc.                     2.6
Kroger Co.                                   2.6
Resmed, Inc.                                 2.4
Frontier Corp.                               2.1
Clear Channel Communications, Inc.           2.1
Univision Communications, Inc. (Class A)     2.1
Nike, Inc. (Class B)                         2.0
Novell, Inc.                                 1.9
Consolidated Stores Corp.                    1.8

As of June 30, 1999

In the second quarter, the market's bias for large cap stocks shifted as prospects improved for world economic recovery. In April, economically sensitive stocks staged a strong comeback, and for the first time in nearly two years, the quarterly returns (for the quarter ended June 30) of small and mid cap stocks exceeded S&P 500 gains.

Throughout the first half of 1999, we reduced exposure to defensive stocks and opted for more aggressive growth issues. Prompted by the rapid growth of the Internet and the significant impact of technology on the nation's economy, weightings were increased in communications and technology, while weightings in health care and grocery stores were decreased. Stocks that performed well included: LSI Logic Corp. (1.8% of net assets), National Semiconductor Corp. (1.1%), Tellabs, Inc. (0.5%) and Ciena Corp. (1.4%). In addition, we increased our holdings in energy stocks due to prospects for more spending on drilling and production services over the next 12 to 18 months.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       24.5
Technology                                  16.8
Business & Consumer Services                11.4
Health                                       8.7
Utilities/Communications                     8.3

As of June 30, 1999

As global recovery and expansion continues, we anticipate that depressed sectors of the market will begin to benefit. Relative valuations of mid cap stocks are near historic lows and, provided the world market recovery continues, these stocks may be entering a period where they will outperform large cap stocks.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        AVERAGE ANNUAL TOTAL RETURNS
            AS OF JUNE 30, 1999

                                                            CSF        S&P MIDCAP 400      RUSSELL 2000
1 Year                                                    9.91%                17.19%             1.50%
5 Years                                                  15.87%                22.28%            15.40%
10 Years                                                 15.02%                17.87%            12.39%
                                                       COLUMBIA
                                                   SPECIAL FUND        S&P MIDCAP 400      RUSSELL 2000
6/30/89                                                 $10,000               $10,000           $10,000
6/30/90                                                 $11,883               $11,542           $10,305
6/30/91                                                 $11,936               $13,026           $10,432
6/30/92                                                 $13,898               $15,444           $11,951
6/30/93                                                 $17,920               $18,953           $15,058
6/30/94                                                 $19,393               $18,941           $15,713
6/30/95                                                 $23,337               $23,169           $18,873
6/30/96                                                 $29,818               $28,169           $23,381
6/30/97                                                 $32,367               $34,747           $27,199
6/30/98                                                 $36,860               $44,180           $31,690
6/30/99                                                 $40,512               $51,779           $32,163
Past Performance is not predictive of
future results. The S&P MidCap 400 is an
unmanaged index generally considered
representative of the U.S. market for
mid-cap stocks. The S&P MidCap 400 will
replace the Russell 2000 as the Special
Fund's benchmark index because the MidCap
Index is more representative of the types
of stocks held by the fund. The Russell 2000
is an unmanaged index generally
representative of the market for small,
domestic stocks.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                         -- COLUMBIA SMALL CAP FUND --
                         -----------------------------

For the six months ended June 30, 1999, Columbia Small Cap Fund reported a total return of 3.79%. Following a correction in small cap stocks during the first quarter, the Fund benefited from a rebound in the broader market. For the first time in nearly two years, the Russell 2000's performance of 15.55% in the second quarter topped the S&P 500's return of 7.05%. The Fund, with a lower allocation to economically sensitive stocks, lagged the Russell 2000 in April, but outperformed the Index in May and June.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Sequent Computer Systems, Inc.               2.2
Ames Department Stores, Inc.                 2.0
Nova Corp.                                   1.9
Hanover Compressor Co.                       1.9
Profit Recovery Group International Inc.     1.8
Lattice Semiconductor Corp.                  1.8
Acxiom Corp.                                 1.8
Radisys Corp.                                1.7
Bed, Bath & Beyond, Inc.                     1.5
Credence Systems Corp.                       1.5

As of June 30, 1999

In the first quarter, the Fund benefited from holdings in retail and media, while its technology stock holdings offered a mixed performance. Although several Internet IPOs did extremely well during the period, software stocks suffered from anxiety over a Y2K-related demand slowdown and resulting earnings disappointments. As positions in software were trimmed, the Fund increased holdings in semiconductors and telecommunications.

The surge in the small stock sector during the second quarter was fueled by indications of world economic recovery. Economically sensitive stocks led the rebound. Because of technology's widening role in productivity and economic growth, the Fund has, over the past six months, maintained a significant weighting in this sector. We also increased our holdings in energy stocks due to our expectations for increased spending in drilling and production services over the next 12 to 18 months. We remained wary of health care as it continued to lose earnings visibility after first quarter losses, which were attributed to pricing pressures from Medicare reimbursement cuts and managed care. As a result, weightings in this sector were scaled back.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  30.2
Consumer Non-Durables                       14.3
Health                                      11.3
Business & Consumer Services                10.9
Energy & Energy Services                     6.6

As of June 30, 1999

Columbia Small Cap Fund finished the first six months of 1999 with 109 holdings and an average market capitalization of $1.3 billion.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         AVERAGE ANNUAL TOTAL RETURNS
as of June 30, 1999
                                                                             CSCF     RUSSELL 2000
1 Year                                                                     -0.21%            1.50%
Since Inception                                                            18.13%           12.39%
                                                          COLUMBIA SMALL CAP FUND     RUSSELL 2000
10/1/1996                                                                 $10,000          $10,000
12/31/1996                                                                $10,762          $10,520
12/31/1997                                                                $14,432          $12,872
12/31/1998                                                                $15,109          $12,544
6/30/1999                                                                 $15,682          $13,709
Past Performance is not predictive of future results.
The Russell 2000 is an unmanaged index generally
representative of the market for small, domestic stocks.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------
                                      ------------------------------------------

                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                     --------------------------------------

For the six months ended June 30, 1999, Columbia Real Estate Equity Fund posted a total return of 5.68%. The Fund's benchmark index, the NAREIT, gained 4.78% for the same period.

The REIT market had been struggling prior to its resurgence in April and May of this year. After a five-year expansion launched in 1992, the REIT market slowed in 1997 as continuing new construction raised fears of oversupply. Investors began selling off their REIT holdings early last year, and prices dropped below the value of the underlying property held by the REITs. As dividend rates continued to increase, however, some investors came to believe that REITs had been overdiscounted and offered future growth opportunities.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Public Storage, Inc.                         6.9
Apartment Investment & Mgmt Co. (Class
  A)                                         5.5
Equity Office Properties Trust               5.3
Vornado Realty Trust                         4.7
Spieker Properties, Inc.                     4.4
Archstone Communities Trust                  4.0
Simon Property Group, Inc.                   3.9
Reckson Associates Realty Corp.              3.9
Equity Residential Properties Trust          3.9
Prologis Trust                               3.6

As of June 30, 1999

Kicked off by a rally in April, REITs gained favor as market sentiment rotated away from larger capitalization stocks to more reasonably priced stocks with potential for appreciation.

Investor confidence in REITs received an extra boost when public SEC filings indicated that acclaimed investor Warren Buffett had taken a personal stake in two REIT stocks during the period. Furthermore, first quarter reports showed some abatement in construction activity, lessening anxieties that real estate supply might exceed demand.

The Fund has favored industrial REITs -- such as warehouses and light manufacturing plants -- which traditionally are more conservative areas due to relatively inexpensive construction and longer running leases. Holdings include Spieker Properties, Inc. (4.4% of net assets) and Liberty Property Trust (3.1% of net assets).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION
Apartments                           18.9%
Community Centers                     9.8%
Industrial                           30.0%
Manufactured Homes                    2.0%
Office                               18.3%
Shopping Malls                        8.9%
Other                                 5.0%
Cash                                  7.1%
as of June 30, 1999

The REIT market comeback has been encouraging because it supports our premise that the real estate market can maintain an equilibrium, allowing investors to earn a return commensurate with earnings growth (in the high single digits) plus a dividend yield near 7% for an attractive overall return. With 32 holdings as of June 30, the Fund's average market capitalization is $2.4 billion.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         AVERAGE ANNUAL TOTAL RETURNS
              AS OF JUNE 30, 1999

                                                                      CREF                            NAREIT
1 Year                                                             (3.15)%                           (8.98)%
5 Years                                                             13.40%                             9.69%
Since Inception                                                     13.14%                             9.68%
                                                             COLUMBIA REAL           NATIONAL ASSOCIATION OF
                                                        ESTATE EQUITY FUND                REAL ESTATE TRUSTS
4/1/94                                                             $10,000                           $10,000
12/31/94                                                           $10,176                            $9,978
12/31/95                                                           $11,892                           $11,502
12/31/96                                                           $16,446                           $15,558
12/31/97                                                           $20,515                           $18,712
12/31/98                                                           $17,985                           $15,435
6/30/99                                                            $19,006                           $16,171
Past Performance is not predictive of future
results. The National Association of Real
Estate Investment Trusts Index tracks
performance of all publicly traded equity
REITs.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                          -- COLUMBIA BALANCED FUND --
                          ----------------------------

Columbia Balanced Fund returned 6.32% for the six months ended June 30, 1999. Gains in communications, utilities, technology, basic industries and energy stocks in the second quarter benefited the equity side of the portfolio, while rising interest rates hurt the bond side of the portfolio.

A broadening of the stock market highlighted the first two quarters of 1999. Corporate earnings, in general, improved as global economies appeared to emerge from two years of turmoil stemming from the Asian currency crisis. Until recently, the stock market's appreciation had been propelled by a demand for earnings growth, which was primarily driven by relatively few large cap names. We believe that these large cap stocks are nearly fully valued. To capitalize on this shift in fundamentals and change in valuation dynamic, we expanded the portfolio's focus to include stocks in the industrial, basic material, transportation and energy sectors, and we adopted a new World Recovery theme to accompany our continued focus on the Aging of America and Technology Age themes.

                             TOP TEN STOCK HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              2.3
General Electric Co.                         1.8
Boston Scientific Corp.                      1.8
Tyco International Ltd.                      1.8
MCI Worldcom, Inc.                           1.5
Tellabs, Inc.                                1.4
Citigroup, Inc.                              1.4
Computer Sciences Corp.                      1.2
Lucent Technologies, Inc.                    1.2
Bristol-Myers Squibb Co.                     1.1

As of June 30, 1999

On the bond side of the portfolio, interest rates advanced slightly in the first quarter and continued their upward trend as the fixed income market anticipated interest rate hikes by the Federal Reserve Board. On June 30, the Fed followed through on expectations, raising interest rates by 0.25%. At the same time, the Fed adopted a neutral position on future increases, reserving the right to change its policy should conditions warrant.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION
Common Stocks                        52.6%
Fixed Income                         44.6%
Cash                                  2.8%
as of June 30, 1999

Corporate bonds performed better than Treasury securities over the past six months. In the latter part of the second quarter, a greater supply of high-grade corporate bonds brought prices down, increasing their yield relative to Treasuries. The attractiveness of high-grade corporate bonds was reflected in the Fund's increased exposure to these securities.

As always, Columbia Balanced Fund seeks a high total return for shareholders by investing in a combination of large cap stocks and investment-grade debt securities.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      AVERAGE ANNUAL TOTAL RETURNS
as of June 30, 1999
                                                            CBF     S&P 500           LEHMAN AGGREGATE
1 Year                                                   14.28%      22.75%                      3.15%
5 Years                                                  16.91%      27.87%                      7.82%
Since Inception                                          14.26%      20.35%                      7.32%
                                                       COLUMBIA                                 LEHMAN
                                                  BALANCED FUND     S&P 500                  AGGREGATE
10/1/91                                                 $10,000     $10,000                    $10,000
12/31/91                                                $10,780     $10,838                    $10,507
12/31/92                                                $11,738     $11,664                    $11,285
12/31/93                                                $13,337     $12,840                    $12,385
12/31/94                                                $13,350     $13,009                    $12,023
12/31/95                                                $16,699     $17,898                    $14,244
12/31/96                                                $18,666     $22,007                    $14,761
12/31/97                                                $22,164     $29,349                    $16,185
12/31/98                                                $26,612     $37,737                    $17,592
6/30/99                                                 $28,289     $42,409                    $17,352
Past Performance is not predictive
of future results. The S&P 500
is an unmanaged index generally
representative of the U.S. stock
market.The Lehman Aggregate Bond Index
represents average market-weighted
performance of U.S Treasury and
agency securities, investment-grade
corporate bonds and mortgage-backed
securities with maturities
greater than one year.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------      -------------------------------------

                 -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND --
                 ----------------------------------------------

Columbia U.S. Government Securities Fund posted a total return of 0.50% for the six months ended June 30, 1999.

In the first quarter, market sentiment shifted away from concerns that the worldwide economic slowdown would impede U.S. growth. This increased confidence led investors away from the safety of Treasury investments into somewhat riskier instruments, contributing to lower Treasury prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION
Treasury/Agency Obligations          96.6%
Cash                                  3.4%
as of June 30, 1999

Moving into the second quarter, continued economic strength prompted fears that the Federal Reserve Board would increase interest rates, and bond markets reacted by demanding higher yields. With rising interest rates, Treasury bond prices fell to their lowest levels since late 1997.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION
Treasury/Agency Obligations          96.6%
Cash                                  3.4%
as of June 30, 1999

On June 30, the Federal Reserve Board acted as expected and voted to raise short-term interest rates by 0.25%. It did, however, shift its bias regarding future action to neutral, indicating that further interest rate increases could occur should conditions warrant.

Two-year Treasuries, such as those held by the Fund, are yielding over 5.5%. Currently, with inflation running at a rate of approximately 2%, the Fund -- with a 30-day yield of 4.76% on June 30 -- offers an attractive yield versus inflation.

                              PORTFOLIO HIGHLIGHTS

Current Yield                                      4.76%

Based on the 30 days ended Dec. 31, 1998
Weighted Averages
  Duration                                    1.74 years
  Maturity                                    1.98 years

As of June 30, 1999

As always, the Fund seeks preservation of capital and a high level of income by investing primarily in direct obligations of the U.S. Government with maturities of three years or less. While direct obligations of the U.S. Government are guaranteed as to the payment of principal and interest, the U.S. Government does not guarantee the value of the Fund's shares.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   AVERAGE ANNUAL TOTAL RETURNS
        AS OF JUNE 30, 1999

                                                   CUSG      MERRILL 1-3
1 Year                                            4.24%            5.08%
5 Years                                           5.45%            6.32%
10 Years                                          6.40%            6.84%
                                               COLUMBIA          MERRILL
                                                   U.S.            LYNCH         CONSUMER
                                             GOVERNMENT              1-3            PRICE
                                             SECURITIES         TREASURY            INDEX
                                                   FUND            INDEX      (INFLATION)
6/30/89                                         $10,000          $10,000          $10,000
6/30/90                                         $10,734          $10,820          $10,470
6/30/91                                         $11,810          $11,929          $10,962
6/30/92                                         $13,145          $13,172          $11,302
6/30/93                                         $14,114          $14,039          $11,641
6/30/94                                         $14,266          $14,265          $11,932
6/30/95                                         $15,211          $15,367          $12,290
6/30/96                                         $15,906          $16,207          $12,634
6/30/97                                         $16,844          $17,270          $12,925
6/30/98                                         $17,847          $18,446          $13,144
6/30/99                                         $18,603          $19,381          $13,407
Past Performance is not predictive
of future results. The Merrill
Lynch 1-3 Treasury Index represents
the average return of all Treasury
notes with 1- to 3-year maturities.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------------------------------------------

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                  -------------------------------------------

For the six months ended June 30, 1999, Columbia Fixed Income Securities Fund declined 1.87%. Rising interest rates in the first two quarters of the year lowered prices and thus offset interest earned. The increase in bond yields for the second quarter ranged from 0.99% on 2-year Treasuries to 1.14% on 10-year Treasuries.

The strength of the U.S. economy, combined with concerns about tight labor markets and escalating energy prices, raised worries that the Federal Reserve Board would increase interest rates to manage inflation. During the past six months, the price of oil increased from $12.05 to $19.29 per barrel and has exerted modest upward pressure on the consumer price index, a barometer for inflation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
Collateralized Mortgage Obligations      31.4%
Corporate Bonds                          37.4%
Treasury/Agency Obligations              10.5%
Mortgage Pass-Throughs                   13.4%
Assest-Backed Securities                  4.4%
Cash                                      2.9%
As of June 30, 1999

In anticipation of the Fed's intervention, the bond market bid interest rates up in the second quarter. As expected, the Fed voted to raise short-term rates by 0.25% on June 30. Although the Fed indicated a neutral stance on future action, it promised to remain vigilant to ensure the continued health of the U.S. economy.

During the past six months, corporate bonds have outperformed Treasury securities. However, recent growth in corporate bond supply created a temporary surplus, lowering their relative prices and increasing their yield in relation to Treasuries. To benefit from the attractiveness of high-grade corporate bonds, we increased our exposure to these securities in the second quarter.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Treasury/Agency Obligations                    48.9%
Aaa                                            15.1%
Aa                                              3.3%
A                                              14.8%
Baa                                            14.8%
Ba                                              2.8%
B                                               0.3%
as of June 30, 1999
as rated by Moody's Investors Service,
Inc.

As always, Columbia Fixed Income Securities Fund seeks a high level of income and conservation of capital for shareholders by investing in a broad range of intermediate- to long-term fixed income securities.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        AVERAGE ANNUAL TOTAL RETURNS
            AS OF JUNE 30, 1999

                                                        CFIS           LEHMAN AGGREGATE
1 Year                                                 1.66%                      3.15%
5 Years                                                7.42%                      7.82%
10 Years                                               8.03%                      8.15%
                                                    COLUMBIA
                                                       FIXED                                    CONSUMER
                                                      INCOME                                       PRICE
                                                  SECURITIES                     LEHMAN            INDEX
                                                        FUND                  AGGREGATE      (INFLATION)
6/30/89                                              $10,000                    $10,000          $10,000
6/30/90                                              $10,722                    $10,785          $10,470
6/30/91                                              $11,816                    $11,939          $10,962
6/30/92                                              $13,658                    $13,616          $11,302
6/30/93                                              $15,396                    $15,222          $11,641
6/30/94                                              $15,136                    $15,024          $11,932
6/30/95                                              $17,018                    $16,908          $12,290
6/30/96                                              $17,857                    $17,757          $12,634
6/30/97                                              $19,344                    $19,204          $12,925
6/30/98                                              $21,294                    $21,228          $13,144
6/30/99                                              $21,650                    $21,893          $13,407
Past Performance is not predictive
of future results. The
S&P Midcap 400 is an unmanaged
index generally considered representative
of the U.S. market for mid-cap stocks.
The Lehman Aggregate Bond Index represents
average market-weighted performance
of U.S. Treasury and agency securities,
investment-grade corporate bonds and
mortgage-backed securities with
maturities greater than one year.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
---------------------------------------  ---------------------------------------

                  -- COLUMBIA NATIONAL MUNICIPAL BOND FUND --
                  -------------------------------------------

Columbia's newest fund was introduced in February 1999 in a challenging environment of rising interest rates. From its inception date of February 24 through June 30, Columbia National Municipal Bond Fund posted a total return of -2.67%.

The period was marked by stronger than anticipated economic strength, which fanned fears that the Federal Reserve Board would raise interest rates. Bond markets reacted by demanding higher yields and lower prices. At the same time, the supply of national municipal bonds outpaced demand, as many issuers sought to gather funds for their projects well ahead of the year 2000. This imbalance further contributed to underperformance. As prices dropped, municipal bond yields reached their highest levels in 18 months. Yields on

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION
Insured Revenue Bonds                29.4%
Revenue Bonds                        21.2%
Insured General Obligations          18.3%
General Obligations                  11.6%
Oregon Revenue Bonds                  8.9%
Other Bonds                           7.2%
Oregon General Obligations            0.7%
Cash & Cash Equivalents               2.7%
As of June 30, 1999

Treasury bonds and municipal bonds across the yield curve increased by more than 0.50% by the end of the period. As a result, after-tax yields on municipal bonds have become very compelling compared to taxable alternatives -- especially for investors in the highest income tax brackets.

We expect the supply of municipal bonds to taper off as year-end approaches, which should increase municipal bond prices going forward.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Aaa                                            48.4%
Aa                                             16.8%
A                                              11.7%
Baa                                            10.2%
Not Rated                                      12.9%
As of June 30, 1999
As rated by Moody's Investors Service,
Inc.

The Fund continues to seek a high level of after-tax returns by investing in a diverse pool of municipal securities issued by state and local governments, and their agencies, throughout the country.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                       -- COLUMBIA MUNICIPAL BOND FUND --
                       ----------------------------------

Columbia Municipal Bond Fund suffered through a period of rising interest rates by posting a total return of -1.51% for the six months ended June 30, 1999.

Continued strength in the economy caused investors to believe that the Federal Reserve Board would raise interest rates to head off higher inflation. The bond markets reacted by demanding higher yields and lower prices. As a result, yields on Treasury bonds and municipal securities climbed by 0.50%. As prices fell, yields on municipal bonds reached their highest level in 18 months, presenting the Fund with an opportunity to purchase bonds in the future at lower prices and higher yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PORTFOLIO COMPOSITION
State of Oregon General Obligation Bonds        6.6%
Oregon General Obligation Bonds                17.4%
Oregon Insured General Obligation Bonds        19.0%
Oregon Revenue Bonds                           21.4%
Oregon Insured Revenue Bonds                   22.9%
Oregon Pre-Refunded Bonds                       3.2%
Oregon Other Bonds                              2.4%
Other Bonds                                     5.0%
Cash                                            2.1%
As of June 30, 1999

Supply pressures also contributed to falling municipal bond prices in the second quarter. While a light supply of new issues helped performance in the first quarter of 1999 -- because demand exceeded supply -- a surge in new issues in the second quarter hurt performance. The strong economy and higher tax receipts have encouraged municipalities to issue new bonds to help fund infrastructure, transportation, housing, education and other projects. It also appears that municipalities are attempting to get new issuances to the market prior to the end of the third quarter of 1999, well before the Year 2000. We expect the supply of new issues to taper off as year-end approaches, which should increase municipal bond prices going forward.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Aaa                                            53.2%
Aa                                             22.8%
A                                              15.9%
Baa                                             1.7%
Not Rated                                       6.4%
as of June 30, 1999
as rated by Moody's Investors Service,
Inc.

Looking ahead, we observe that economic strength in Oregon remains fairly robust, reflecting the diverse industries doing business in the state. Although commodity prices remain weak, strong demand for consumer products and high technology capital goods, combined with slowing losses from foreign trade to the Pacific Rim, have lifted economic prospects in the region.

As always, the Fund seeks to provide Oregon residents with a high level of income exempt from both federal and state tax. The Fund maintains an average maturity of 7 to 10 years with an emphasis on high credit quality.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE ANNUAL TOTAL RETURNS
                 AS OF JUNE 30, 1999

                                                                  CMBF       LEHMAN G.O.
1 Year                                                           1.85%             2.91%
5 Years                                                          5.86%             6.79%
10 Years                                                         6.26%             7.21%
                                                              COLUMBIA            LEHMAN          CONSUMER
                                                             MUNICIPAL           GENERAL             PRICE
                                                                  BOND        OBLIGATION             INDEX
                                                                  FUND              BOND       (INFLATION)
6/30/89                                                        $10,000           $10,000           $10,000
6/30/90                                                        $10,503           $10,669           $10,470
6/30/91                                                        $11,433           $11,552           $10,962
6/30/92                                                        $12,522           $12,854           $11,302
6/30/93                                                        $13,883           $14,354           $11,641
6/30/94                                                        $13,805           $14,439           $11,932
6/30/95                                                        $14,798           $15,626           $12,290
6/30/96                                                        $15,627           $16,634           $12,634
6/30/97                                                        $16,738           $18,011           $12,925
6/30/98                                                        $18,022           $19,488           $13,144
6/30/99                                                        $18,353           $20,059           $13,407
Past Performance is not predictive of future results.
The Lehman General Obligation Bond Index represents
average market-weighted performance of general
obligation securities that have been issued in the
last five years with maturities greater than one
year.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-----------------------------------------------
                                 -----------------------------------------------

                         -- COLUMBIA HIGH YIELD FUND --
                         ------------------------------

Columbia High Yield Fund posted a total return of 0.95% for the six months ended June 30, 1999.

Early in the year, high yield bonds were among the best performing of all fixed income assets, as stronger than expected economic growth steered investors' attention away from U.S. Treasuries into riskier, more aggressive securities such as junk bonds. As demand for Treasuries decreased, prices fell and yields on long-term Treasuries rose approximately 0.50% during the first quarter, narrowing the yield differential between Treasuries and high yield bonds.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Business & Consumer Services                29.1%
Consumer Cyclical                           11.2%
Consumer Staples                            11.1%
Energy                                       9.5%
Telecommunications                           9.3%

As of December 31, 1998

In the second quarter, high yield bonds continued to outperform the investment-grade market due to sustained economic growth. Rising Treasury yields during this period narrowed the yield difference between high yield bonds and Treasuries, impacting high yield bond performance. However, the yield differential that currently exists between Treasuries and high yield bonds is close to its historical average, and we believe this continues to make high yield bonds attractive for investors seeking higher yields on their bond investments.

With the recent increase in oil prices, we believe that the fundamentals of the energy sector are improving and we increased the portfolio's weighting from 6% to 9.5% during the second quarter as a result. Several potentially rewarding issues in energy were found, and the Fund added new names in the second quarter, including Pride International, Inc. (1.1% of net assets), Santa Fe Snyder Corp. (1.8% of net assets) and Western Gas Resources, Inc. (1.8% of net assets).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Baa                                             4.8%
Ba                                             49.9%
B                                              44.8%
Caa                                             0.5%
as of June 30, 1999
as rated by Moody's Investors Service,
Inc.

As always, the Fund concentrates on the upper quality tier of junk bonds, investing no more than 10% of net assets in bonds rated below B by Moody's or by S&P. We believe this offers shareholders access to higher yields without assuming the risk associated with the broader junk bond market.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    AVERAGE ANNUAL TOTAL RETURNS
        AS OF JUNE 30, 1999

                                                        CHYF               SALOMON BB       LIPPER HYBF
1 Year                                                 2.71%                    4.13%           (0.97%)
5 Years                                                9.91%                   10.86%             8.97%
Since Inception                                        8.34%                    9.15%             8.29%
                                                    COLUMBIA        LIPPER HIGH YIELD        SALOMON BB
                                             HIGH YIELD FUND          BOND FUND INDEX
10/1/93                                              $10,000                  $10,000           $10,000
12/31/93                                             $10,112                  $10,498           $10,185
12/31/94                                             $10,019                  $10,113           $10,048
12/31/95                                             $11,935                  $11,870           $12,321
12/31/96                                             $13,060                  $13,410           $13,429
12/31/97                                             $14,719                  $15,177           $15,142
12/31/98                                             $15,640                  $15,165           $16,361
6/30/99                                              $15,788                  $15,747           $16,475
Past Performance is not predictive
of future results. The Lipper High
Yield Bond Fund Index represents
equally weighted performance of
the 30 largest mutual funds within
its category. The Salomon BB Index
measures the total return of bonds
with a maturity of at least one year
and includes bonds rated BB+, BB or
BB- by Standard & Poor's or
bonds rated Ba1, Ba2 or Ba3 by
Moody's Investors Service.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

For the six months ended June 30, 1999, Columbia Daily Income Company returned 2.20%, comparing well with inflation, which increased by 1.1% in the first half of the year.

The first quarter's strong economy, coupled with escalating energy prices and anxieties about tight labor markets, aroused concerns that the Federal Reserve Board would raise interest rates to stave off inflation. The bond market anticipated intervention by the Fed and began discounting bond prices while pushing up interest rates. On June 30, the Fed voted to raise short-term interest rates by 0.25%, but it changed its bias from "tightening" to "neutral" regarding future interference.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                  4.38%
Compound Yield                                 4.48%

Based on the 7 days ended June 30, 1999
Weighted Average Maturity                  37.0 days

As of June 30, 1999

After declining in the first quarter, the yield on Columbia Daily Income Company rose slightly in the second quarter, from 4.35% to 4.38%. As securities in the portfolio mature and are replaced by higher yielding instruments, the portfolio's yield should continue to improve in the third and fourth quarters of 1999.
                INFLATION IS MEASURED BY THE CONSUMER PRICE INDEX, WHICH REPRESENTS THE INCREASE/DECREASE IN THE COST OF GOODS AND SERVICES OVER TIME.

                                                                          [LOGO]

Columbia Daily Income Company continues to seek a level of income consistent with the maintenance of liquidity and preservation of capital by investing in high quality money market instruments with maturities of less than one year.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    AVERAGE ANNUAL TOTAL RETURNS
                        AS OF JUNE 30, 1999

                                                                               CDIC              CPI
1 Year                                                                        4.76%            2.00%
5 Years                                                                       5.02%            2.36%
10 Years                                                                      5.00%            2.98%
                                                                           COLUMBIA         CONSUMER
                                                                              DAILY            PRICE
                                                                             INCOME            INDEX
                                                                            COMPANY      (INFLATION)
6/30/1989                                                                   $10,000          $10,000
6/30/1990                                                                   $10,823          $10,470
6/30/1991                                                                   $11,580          $10,962
6/30/1992                                                                   $12,090          $11,302
6/30/1993                                                                   $12,411          $11,641
6/30/1994                                                                   $12,748          $11,932
6/30/1995                                                                   $13,388          $12,290
6/30/1996                                                                   $14,079          $12,634
6/30/1997                                                                   $14,781          $12,925
6/30/1998                                                                   $15,547          $13,144
6/30/1999                                                                   $16,288          $13,407
Past Performance is not predictive of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency. Although the
Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998            1997            1996            1995
                                                                 -----           -----           -----           -----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $24.40          $22.02          $19.26          $18.59          $15.16
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.03            0.09            0.29            0.25            0.26
  Net realized and unrealized gains on
    investments........................           3.32            5.68            4.58            3.61            4.38
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           3.35            5.77            4.87            3.86            4.64
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.03)          (0.13)          (0.27)          (0.23)          (0.26)
  Distributions from net realized
    gains..............................             --           (3.26)          (1.84)          (2.96)          (0.95)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.03)          (3.39)          (2.11)          (3.19)          (1.21)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $27.72          $24.40          $22.02          $19.26          $18.59
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................         13.73%(2)       26.28%          25.37%          20.71%          30.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $885,157        $797,147        $783,906        $536,760        $358,523
Ratio of expenses to average net
  assets...............................          0.76%           0.80%           0.77%           0.76%           0.80%
Ratio of net investment income to
  average net assets...................          0.18%           0.56%           1.37%           1.32%           1.68%
Portfolio turnover rate................           110%            141%             90%            111%             75%


                                             1994
                                             -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $15.29
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................       0.27
  Net realized and unrealized gains on
    investments........................       0.04
---------------------------------------
    Total from investment operations...       0.31
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.25)
  Distributions from net realized
    gains..............................      (0.19)
---------------------------------------
    Total distributions................      (0.44)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $15.16
---------------------------------------
TOTAL RETURN...........................      2.06%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $124,263
Ratio of expenses to average net
  assets...............................      0.84%
Ratio of net investment income to
  average net assets...................      1.82%
Portfolio turnover rate................        64%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not Annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

                        -- COLUMBIA GROWTH FUND, INC. --
                        --------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)          1998             1997             1996             1995
                                                                 -----            -----            -----            -----
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $42.51           $34.34           $30.74           $29.84           $24.84
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................              --             0.03             0.19             0.19             0.31
  Net realized and unrealized gains
    (losses) on investments............            6.19            10.39             7.90             6.04             7.86
------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...            6.19            10.42             8.09             6.23             8.17
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................              --            (0.08)           (0.17)           (0.17)           (0.29)
  Distributions from net realized
    gains..............................              --            (2.17)           (4.32)           (5.16)           (2.88)
------------------------------------------------------------------------------------------------------------------------------
    Total distributions................              --            (2.25)           (4.49)           (5.33)           (3.17)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $48.70           $42.51           $34.34           $30.74           $29.84
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          14.56%(2)        30.34%           26.32%           20.80%           32.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................      $2,042,733       $1,753,024       $1,324,918       $1,064,100         $848,731
Ratio of expenses to average net
  assets...............................           0.66%            0.68%            0.71%            0.71%            0.75%
Ratio of net investment income to
  average net assets...................          (0.01%)           0.21%            0.55%            0.63%            1.14%
Portfolio turnover rate................            120%             105%              96%              75%              95%


                                             1994
                                            -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $26.38
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................       0.29
  Net realized and unrealized gains
    (losses) on investments............      (0.46)
---------------------------------------
    Total from investment operations...      (0.17)
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.26)
  Distributions from net realized
    gains..............................      (1.11)
---------------------------------------
    Total distributions................      (1.37)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $24.84
---------------------------------------
TOTAL RETURN...........................     -0.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $591,694
Ratio of expenses to average net
  assets...............................      0.81%
Ratio of net investment income to
  average net assets...................      1.12%
Portfolio turnover rate................        79%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998            1997            1996            1995
                                                                 -----           -----           -----           -----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $15.45          $13.70          $13.86          $13.07          $12.43
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........          (0.01)           0.00*           0.03            0.03            0.02
  Net realized and unrealized gains
    (losses) on investments............           1.21            1.76            1.56            2.13            0.62
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           1.20            1.76            1.59            2.16            0.64
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................             --              --              --           (0.23)             --
  Distributions from net realized
    gains..............................             --           (0.01)          (1.75)          (1.14)             --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions................             --           (0.01)          (1.75)          (1.37)             --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $16.65          $15.45          $13.70          $13.86          $13.07
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          7.77%(2)       12.83%          11.47%          16.59%           5.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $154,648        $134,193        $146,281        $125,510        $100,873
Ratio of expenses to average net
  assets...............................          1.53%           1.56%           1.62%           1.54%           1.54%
Ratio of net investment income to
  average net assets...................         (0.08%)         (0.02%)          0.19%           0.22%           0.15%
Portfolio turnover rate................            72%             74%            122%            129%            156%


                                             1994
                                             -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $12.96
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........      (0.02)
  Net realized and unrealized gains
    (losses) on investments............      (0.30)
---------------------------------------
    Total from investment operations...      (0.32)
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................         --
  Distributions from net realized
    gains..............................      (0.21)
---------------------------------------
    Total distributions................      (0.21)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.43
---------------------------------------
TOTAL RETURN...........................     -2.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $118,484
Ratio of expenses to average net
  assets...............................      1.52%
Ratio of net investment income to
  average net assets...................     (0.21%)
Portfolio turnover rate................       139%

*    Amount represents less than $0.01 per share.
(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA SPECIAL FUND, INC. --
                       ---------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998             1997              1996              1995
                                                                 -----            -----             -----             -----
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $23.62          $20.26            $19.85            $21.44            $18.69
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........          (0.05)          (0.03)             0.01             (0.06)             0.03
  Net realized and unrealized gains on
    investments........................           0.61            3.40              2.50              2.85              5.45
--------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations.....           0.56            3.37              2.51              2.79              5.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................             --           (0.01)               --                --             (0.02)
  Distributions from net realized
    gains..............................             --            0.00*            (2.10)            (4.38)            (2.71)
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions................             --           (0.01)            (2.10)            (4.38)            (2.73)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $24.18          $23.62            $20.26            $19.85            $21.44
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          2.37%(2)       16.64%            12.64%            13.07%            29.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $759,738        $969,359        $1,249,718        $1,585,284        $1,384,415
Ratio of expenses to average net
  assets...............................          1.08%           1.03%             0.98%             0.94%             0.98%
Ratio of net investment income to
  average net assets...................         (0.60%)         (0.09%)            0.04%            (0.29%)            0.16%
Portfolio turnover rate................           123%            135%              166%              150%              183%


                                             1994
                                             -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $19.51
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........       0.08
  Net realized and unrealized gains on
    investments........................       0.36
---------------------------------------
  Total from investment operations.....       0.44
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.07)
  Distributions from net realized
    gains..............................      (1.19)
---------------------------------------
    Total distributions................      (1.26)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $18.69
---------------------------------------
TOTAL RETURN...........................      2.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $889,526
Ratio of expenses to average net
  assets...............................      1.05%
Ratio of net investment income to
  average net assets...................      0.40%
Portfolio turnover rate................       179%

*    Amount represents less than $0.01 per share.
(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998            1997       1996(1)(2)
                                                                 -----          -----       ----------
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $17.43          $16.65         $12.99           $12.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........          (0.07)          (0.09)         (0.08)            0.00*
  Net realized and unrealized gains on
    investments........................           0.73            0.87           4.51             0.99
-------------------------------------------------------------------------------------------------------
    Total from investment operations...           0.66            0.78           4.43             0.99
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions from net realized
    gains..............................             --            0.00*         (0.77)              --
-------------------------------------------------------------------------------------------------------
    Total distributions................             --              --          (0.77)              --
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.09          $17.43         $16.65           $12.99
-------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          3.79%(3)        4.69%         34.10%            7.62%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $167,508        $160,472        $96,431          $21,061
Ratio of expenses to average net
  assets...............................          1.31%           1.34%          1.46%            1.61%
Ratio of net investment income to
  average net assets...................         (0.90%)         (0.68%)        (0.81%)           0.00%
Portfolio turnover rate................           190%            158%           172%              33%

*    Amount represents less than $0.01 per share.
(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 11, 1996.
(3)  Not annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998           1997            1996            1995
                                                                -----           -----           -----           -----
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $15.76         $18.80          $16.16          $12.71          $11.72
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.38           0.75            0.79            0.77            0.78
  Net realized and unrealized gains
    (losses) on investments............           0.50          (3.04)           3.15            3.94            1.12
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           0.88          (2.29)           3.94            4.71            1.90
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.36)         (0.66)          (0.62)          (0.52)          (0.49)
  Distributions from net realized
    gains..............................             --             --           (0.51)          (0.53)          (0.14)
  Return of capital....................             --          (0.09)          (0.17)          (0.21)          (0.28)
-------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.36)         (0.75)          (1.30)          (1.26)          (0.91)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $16.28         $15.76          $18.80          $16.16          $12.71
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          5.68%(3)     -12.33%          24.74%          38.30%          16.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $226,208       $164,172        $151,554         $68,073         $21,587
Ratio of expenses to average net
  assets...............................          1.00%          1.01%           1.02%           1.06%           1.18%
Ratio of net investment income to
  average net assets...................          5.02%          4.60%           4.87%           6.23%           6.71%
Portfolio turnover rate................            13%             6%             34%             46%             54%


                                         1994(1)(2)
                                         ----------
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $12.00
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.49
  Net realized and unrealized gains
    (losses) on investments............       (0.27)
---------------------------------------
    Total from investment operations...        0.22
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................       (0.32)
  Distributions from net realized
    gains..............................          --
  Return of capital....................       (0.18)
---------------------------------------
    Total distributions................       (0.50)
---------------------------------------
NET ASSET VALUE, END OF PERIOD               $11.72
---------------------------------------
TOTAL RETURN...........................       1.76%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................     $17,402
Ratio of expenses to average net
  assets...............................       1.14%
Ratio of net investment income to
  average net assets...................       6.28%
Portfolio turnover rate................          8%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on March 16, 1994.
(3)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998           1997           1996           1995
                                                                -----          -----          -----          -----
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $23.17         $21.42         $20.32         $20.08         $17.28
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................            0.35           0.72           0.84           0.76           0.73
  Net realized and unrealized gains
    (losses) on investments............            1.11           3.52           2.92           1.58           3.54
----------------------------------------------------------------------------------------------------------------------
    Total from investment operations...            1.46           4.24           3.76           2.34           4.27
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................           (0.34)         (0.73)         (0.83)         (0.76)         (0.73)
  Distributions from net realized
    gains..............................              --          (1.76)         (1.83)         (1.34)         (0.74)
----------------------------------------------------------------------------------------------------------------------
    Total distributions................           (0.34)         (2.49)         (2.66)         (2.10)         (1.47)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $24.29         $23.17         $21.42         $20.32         $20.08
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................           6.32%(2)      20.07%         18.74%         11.78%         25.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................      $1,018,942       $975,381       $792,378       $672,593       $486,767
Ratio of expenses to average net
  assets...............................           0.67%          0.67%          0.68%          0.66%          0.69%
Ratio of net investment income to
  average net assets...................           2.88%          3.22%          3.83%          3.82%          4.05%
Portfolio turnover rate................            160%           128%           149%           133%           108%


                                             1994
                                            -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $17.91
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................       0.65
  Net realized and unrealized gains
    (losses) on investments............      (0.64)
---------------------------------------
    Total from investment operations...       0.01
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.64)
  Distributions from net realized
    gains..............................         --
---------------------------------------
    Total distributions................      (0.64)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $17.28
---------------------------------------
TOTAL RETURN...........................      0.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $249,670
Ratio of expenses to average net
  assets...............................      0.72%
Ratio of net investment income to
  average net assets...................      3.82%
Portfolio turnover rate................        98%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998           1997           1996           1995          1994
                                                                -----          -----          -----          -----          -----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $8.39          $8.29          $8.24          $8.34          $7.99         $8.36
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.16           0.38           0.41           0.41           0.45          0.37
  Net realized and unrealized gains
    (losses) on investments............          (0.12)          0.14           0.05          (0.10)          0.35         (0.37)
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           0.04           0.52           0.46           0.31           0.80            --
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.16)         (0.38)         (0.41)         (0.41)         (0.45)        (0.37)
  Distributions from net realized
    gains..............................             --          (0.04)            --             --             --            --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.16)         (0.42)         (0.41)         (0.41)         (0.45)        (0.37)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $8.27          $8.39          $8.29          $8.24          $8.34         $7.99
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          0.50%(2)       6.43%          5.76%          3.85%         10.21%        -0.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................        $39,237        $40,578        $37,837        $40,776        $41,842       $33,512
Ratio of expenses to average net
  assets...............................          0.89%          0.89%          0.87%          0.80%          0.79%         0.81%
Ratio of net investment income to
  average net assets...................          3.90%          4.55%          4.99%          4.99%          5.45%         4.51%
Portfolio turnover rate................           146%           182%           184%           179%           253%          254%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                           SIX MONTHS
                                             ENDED
                                         JUNE 30, 1999
                                         (UNAUDITED)(1)      1998          1997          1996          1995          1994
                                                             -----         -----         -----         -----         -----
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $13.42        $13.41        $13.08        $13.51        $12.16        $13.44
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................          0.38          0.83          0.85          0.85          0.88          0.83
  Net realized and unrealized gains
    (losses) on investments............         (0.63)         0.14          0.36         (0.43)         1.35         (1.28)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...         (0.25)         0.97          1.21          0.42          2.23         (0.45)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................         (0.38)        (0.83)        (0.85)        (0.85)        (0.88)        (0.83)
  Distributions from net realized
    gains..............................            --         (0.13)        (0.03)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions................         (0.38)        (0.96)        (0.88)        (0.85)        (0.88)        (0.83)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.79        $13.42        $13.41        $13.08        $13.51        $12.16
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................        -1.87%(2)      7.44%         9.56%         3.37%        18.91%        -3.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................      $428,968      $422,330      $381,333      $356,421      $316,259      $252,090
Ratio of expenses to average net
  assets...............................         0.66%         0.65%         0.66%         0.64%         0.65%         0.66%
Ratio of net investment income to
  average net assets...................         5.91%         6.15%         6.43%         6.53%         6.80%         6.53%
Portfolio turnover rate................          176%          107%          196%          178%          137%          140%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

               -- COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. --
               -------------------------------------------------

                                          FEBRUARY 10,
                                               TO
                                         JUNE 30, 1999
                                         (UNAUDITED)(1)
-------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................          0.13
  Net realized and unrealized losses on
    investments........................         (0.39)
-------------------------------------------------------
    Total from investment operations...         (0.26)
-------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................         (0.13)
-------------------------------------------------------
    Total distributions................         (0.13)
-------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $9.61
-------------------------------------------------------
TOTAL RETURN...........................        -2.67%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................        $7,026
Ratio of expenses to average net
  assets...............................         0.65%
Ratios of expenses to average net
  assets before voluntary
  reimbursement........................         2.57%
Ratio of net investment income to
  average net assets...................         3.45%
Portfolio turnover rate................            9%

(1) From inception of operations. Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998            1997            1996            1995
                                                                 -----           -----           -----           -----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $12.46          $12.47          $12.15          $12.37          $11.48
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.28            0.58            0.60            0.61            0.63
  Net realized and unrealized gains
    (losses) on investments............          (0.46)           0.10            0.39           (0.16)           0.96
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...          (0.18)           0.68            0.99            0.45            1.59
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.28)          (0.58)          (0.60)          (0.61)          (0.63)
  Distributions from net realized
    gains..............................             --           (0.11)          (0.07)          (0.06)          (0.07)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.28)          (0.69)          (0.67)          (0.67)          (0.70)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $12.00          $12.46          $12.47          $12.15          $12.37
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................         -1.51%(2)        5.58%           8.36%           3.77%          14.15%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $451,586        $462,809        $409,148        $375,667        $383,796
Ratio of expenses to average net
  assets...............................          0.59%           0.58%           0.57%           0.56%           0.57%
Ratio of net investment income to
  average net assets...................          4.51%           4.60%           4.87%           5.00%           5.22%
Portfolio turnover rate................            21%             17%             17%             19%             21%


                                             1994
                                             -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $12.71
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................       0.64
  Net realized and unrealized gains
    (losses) on investments............      (1.23)
---------------------------------------
    Total from investment operations...      (0.59)
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.64)
  Distributions from net realized
    gains..............................         --
---------------------------------------
    Total distributions................      (0.64)
---------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.48
---------------------------------------
TOTAL RETURN...........................     -4.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $339,817
Ratio of expenses to average net
  assets...............................      0.57%
Ratio of net investment income to
  average net assets...................      5.36%
Portfolio turnover rate................        19%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)         1998            1997            1996            1995
                                                                 -----           -----           -----           -----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $9.84          $10.04           $9.94           $9.88           $9.04
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.37            0.76            0.81            0.81            0.82
  Net realized and unrealized gains
    (losses) on investments............          (0.27)          (0.15)           0.40            0.07            0.84
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           0.10            0.61            1.21            0.88            1.66
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.37)          (0.76)          (0.81)          (0.81)          (0.82)
  Distributions from net realized
    gains..............................             --           (0.05)          (0.30)          (0.01)             --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.37)          (0.81)          (1.11)          (0.82)          (0.82)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $9.57           $9.84          $10.04           $9.94           $9.88
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................          0.95%(2)        6.26%          12.70%           9.43%          19.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................        $69,481         $57,524         $39,278         $28,818         $23,471
Ratio of expenses to average net
  assets...............................          0.93%           0.95%           1.00%           0.93%           1.00%
Ratio of expenses to average net assets
  before voluntary reimbursement.......          0.93%           0.95%           1.02%           1.00%           1.06%
Ratio of net investment income to
  average net assets...................          7.55%           7.52%           8.05%           8.29%           8.62%
Portfolio turnover rate................            49%             79%            124%             62%             52%


                                             1994
                                             -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $9.94
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................       0.80
  Net realized and unrealized gains
    (losses) on investments............      (0.90)
---------------------------------------
    Total from investment operations...      (0.10)
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................      (0.80)
  Distributions from net realized
    gains..............................         --
---------------------------------------
    Total distributions................      (0.80)
---------------------------------------
NET ASSET VALUE, END OF PERIOD               $9.04
---------------------------------------
TOTAL RETURN...........................     -0.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................    $12,834
Ratio of expenses to average net
  assets...............................      1.00%
Ratio of expenses to average net assets
  before voluntary reimbursement.......      1.19%
Ratio of net investment income to
  average net assets...................      8.69%
Portfolio turnover rate................        37%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1999
                                          (UNAUDITED)(1)          1998             1997            1996           1995
                                                                 -----            -----           -----          -----
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00            $1.00            $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................           0.022            0.050            0.050          0.048          0.053
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations...           0.022            0.050            0.050          0.048          0.053
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................          (0.022)          (0.050)          (0.050)        (0.048)        (0.053)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions................          (0.022)          (0.050)          (0.050)        (0.048)        (0.053)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $1.00            $1.00            $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN...........................           2.20%(2)         5.09%            5.11%          4.96%          5.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................      $1,088,971       $1,109,141       $1,169,096       $889,800       $800,656
Ratio of expenses to average net
  assets...............................           0.63%            0.62%            0.63%          0.62%          0.64%
Ratio of net investment income to
  average net assets...................           4.47%            4.97%            4.99%          4.84%          5.34%


                                             1994
                                            -----
---------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.036
---------------------------------------
    Total from investment operations...      0.036
---------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.............................     (0.036)
---------------------------------------
    Total distributions................     (0.036)
---------------------------------------
NET ASSET VALUE, END OF PERIOD               $1.00
---------------------------------------
TOTAL RETURN...........................      3.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................   $730,067
Ratio of expenses to average net
  assets...............................      0.70%
Ratio of net investment income to
  average net assets...................      3.68%

(1)  Ratios are annualized.
(2)  Not annualized.
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES         VALUE
                                         ------------  -------------
COMMON STOCKS (98.0%)
  BASIC INDUSTRIES & MANUFACTURING (11.3%)
    BUILDING & FORESTRY PRODUCTS (1.2%)
      CHAMPION INTERNATIONAL CORP......        91,100  $   4,361,413
      WILLAMETTE INDUSTRIES, INC.......       133,800      6,163,162
                                                       -------------
                                                          10,524,575
                                                       -------------
    CHEMICALS (2.3%)
      DOW CHEMICAL CO..................        44,300      5,620,562
      DU PONT (E.I.) DE NEMOURS & CO...        94,600      6,462,362
      PRAXAIR, INC.....................       170,200      8,329,163
                                                       -------------
                                                          20,412,087
                                                       -------------
    MACHINERY CAPITAL SPENDING (7.8%)
      ALLIEDSIGNAL, INC................       135,300      8,523,900
      COOPER INDUSTRIES, INC...........        87,600      4,555,200
      GENERAL ELECTRIC CO..............       252,300     28,509,900
      TYCO INTERNATIONAL LTD...........       294,108     27,866,733
                                                       -------------
                                                          69,455,733
                                                       -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                  100,392,395
                                                       -------------
  BUSINESS & CONSUMER SERVICES (7.7%)
    MEDIA & ENTERTAINMENT
     *AT&T CORP.-LIBERTY MEDIA GROUP
       (CLASS A).......................       344,232     12,650,526
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................       195,500     13,477,281
      COMCAST CORP. (CLASS A SPECIAL)..       215,500      8,283,281
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................       392,100     11,664,975
      NEWS CORP LTD. ADR...............       184,800      6,525,750
      TIME WARNER, INC.................       171,200     12,326,400
     *USA NETWORKS, INC................        68,900      2,764,613
                                                       -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                   67,692,826
                                                       -------------
  CONSUMER CYCLICAL (10.1%)
    CONSUMER NON-DURABLE
     *BED, BATH & BEYOND, INC..........       324,700     12,500,950
      CARNIVAL CORP....................       199,300      9,666,050
     *CONSOLIDATED STORES CORP.........       427,900     11,553,300
      COSTCO COMPANIES, INC............        18,600      1,489,162
      HOME DEPOT, INC..................       116,500      7,506,969
      LOWE'S COS., INC.................       246,400     13,967,800

                                            SHARES         VALUE
                                         ------------  -------------
      MATTEL, INC......................       171,800  $   4,541,963
      NIKE, INC. (CLASS B).............       235,700     14,922,756
     *OFFICE DEPOT, INC................       358,850      7,917,128
      ROYAL CARIBBEAN CRUISES LTD......       126,600      5,538,750
                                                       -------------
    TOTAL CONSUMER CYCLICAL............                   89,604,828
                                                       -------------
  CONSUMER STAPLES (16.5%)
    FOOD & HOUSEHOLD PRODUCTS (3.9%)
      AVON PRODUCTS, INC...............       206,000     11,433,000
      COLGATE-PALMOLIVE CO.............        45,600      4,503,000
      GILLETTE CO......................       250,900     10,286,900
     *SAFEWAY, INC.....................       162,000      8,019,000
                                                       -------------
                                                          34,241,900
                                                       -------------
    HEALTH (12.6%)
      AMERICAN HOME PRODUCTS CORP......       178,200     10,246,500
     *BOSTON SCIENTIFIC CORP...........       685,200     30,105,975
      BRISTOL-MYERS SQUIBB CO..........       241,700     17,024,744
     *GUIDANT CORP.....................       174,600      8,980,987
      PFIZER, INC......................        88,300      9,690,925
      SCHERING-PLOUGH CORP.............       278,000     14,734,000
      WARNER-LAMBERT CO................       306,000     21,228,750
                                                       -------------
                                                         112,011,881
                                                       -------------
    TOTAL CONSUMER STAPLES.............                  146,253,781
                                                       -------------
  ENERGY (5.6%)
    DOMESTIC & INTERNATIONAL INTEGRATED (4.4%)
      EXXON CORP.......................       140,700     10,851,488
      MOBIL CORP.......................       136,600     13,523,400
      ROYAL DUTCH PETROLEUM CO.........       137,800      8,302,450
      TEXACO, INC......................       101,100      6,318,750
                                                       -------------
                                                          38,996,088
                                                       -------------
    ENERGY SERVICES (1.2%)
      BAKER HUGHES, INC................       203,000      6,800,500
     *BJ SERVICES CO...................       139,100      4,094,756
                                                       -------------
                                                          10,895,256
                                                       -------------
    TOTAL ENERGY.......................                   49,891,344
                                                       -------------
    FINANCIAL (12.8%)
      AMERICAN EXPRESS CO..............       100,900     13,129,612
      AMERICAN INTERNATIONAL GROUP,
       INC.............................       111,900     13,099,294
      BANK OF AMERICA CORP.............       181,300     13,291,556

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES         VALUE
                                         ------------  -------------
COMMON STOCKS (CONTINUED)
      BANK ONE CORP....................       139,928  $   8,334,461
      CHASE MANHATTAN CORP.............       100,900      8,740,463
      CITIGROUP, INC...................       417,900     19,850,250
      FANNIE MAE.......................       181,300     12,396,388
     *GOLDMAN SACHS GROUP, INC.........         5,600        404,600
      KANSAS CITY SOUTHERN INDUSTRIES,
       INC.............................        53,400      3,407,588
      MORGAN STANLEY, DEAN WITTER &
       CO..............................        85,000      8,712,500
      TRAVELERS PROPERTY CASUALTY CORP.
       (CLASS A).......................       121,800      4,765,425
      U.S. BANCORP.....................       201,132      6,838,488
                                                       -------------
    TOTAL FINANCIAL....................                  112,970,625
                                                       -------------
    TECHNOLOGY (22.4%)
     *AMERICA ONLINE, INC..............        84,600      9,348,300
     *APPLIED MATERIALS, INC...........        56,900      4,203,487
     *CISCO SYSTEMS, INC...............       243,600     15,666,525
     *COMPUTER SCIENCES CORP...........       277,400     19,192,613
     *GATEWAY, INC.....................       115,900      6,838,100
      INTEL CORP.......................       290,800     17,302,600
      INTERNATIONAL BUSINESS MACHINES
       CORP............................       128,800     16,647,400
      LUCENT TECHNOLOGIES, INC.........       251,885     16,986,495
     *MICROSOFT CORP...................       417,100     37,617,206
     *ORACLE CORP......................       127,350      4,727,869
     *TELLABS, INC.....................       314,800     21,268,675
      TEXAS INSTRUMENTS, INC...........       107,900     15,645,500
     *XILINX, INC......................       226,300     12,955,675
                                                       -------------
    TOTAL TECHNOLOGY...................                  198,400,445
                                                       -------------
    TRANSPORTATION (1.0%)
      CANADIAN NATIONAL RAILWAY CO.....       128,000      8,576,000
                                                       -------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
  UTILITIES (10.6%)
    COMMUNICATIONS (10.6%)
      ALLTEL CORP......................      175,800   $  12,569,700
      AMERITECH CORP...................      122,200       8,981,700
      FRONTIER CORP....................      237,700      14,024,300
     *MCI WORLDCOM, INC................      287,702      24,814,298
      SBC COMMUNICATIONS, INC..........      158,200       9,175,600
      SPRINT CORP. (FON GROUP).........      150,200       7,932,437
      VODAFONE AIRTOUCH PLC............       81,100      15,976,700
                                                       -------------
    TOTAL UTILITIES....................                   93,474,735
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $606,412,151)...............                  867,256,979
                                                       -------------
REPURCHASE AGREEMENT (3.0%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $26,337,352.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005.
     (COST $26,333,731)................  $26,333,731      26,333,731
                                                       -------------
TOTAL INVESTMENTS (101.0%)
 (COST $632,745,882)...................                  893,590,710
OTHER ASSETS LESS LIABILITIES
 (-1.0%)...............................                   (8,434,172)
                                                       -------------
NET ASSETS (100.0%)....................                $ 885,156,538
                                                       -------------
                                                       -------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES          VALUE
                                         ------------  ---------------
COMMON STOCKS (99.8%)
  BASIC INDUSTRIES & MANUFACTURING (8.7%)
    BUILDING & FORESTRY PRODUCTS (0.9%)
      LOUISIANA-PACIFIC CORP...........        44,100  $     1,047,375
      MEAD CORP........................       423,600       17,685,300
                                                       ---------------
                                                            18,732,675
                                                       ---------------
    CHEMICAL (1.0%)
      DOW CHEMICAL CO..................        50,100        6,356,437
      PRAXAIR, INC.....................       290,100       14,196,769
                                                       ---------------
                                                            20,553,206
                                                       ---------------
    MACHINERY CAPITAL SPENDING (6.8%)
      ALLIEDSIGNAL, INC................       144,700        9,116,100
      GENERAL ELECTRIC CO..............       442,800       50,036,400
      TYCO INTERNATIONAL LTD...........       840,900       79,675,275
                                                       ---------------
                                                           138,827,775
                                                       ---------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                    178,113,656
                                                       ---------------
  BUSINESS & CONSUMER SERVICES (9.5%)
    SERVICES & PUBLISHING (1.7%)
     *CERIDIAN CORP....................       650,000       21,246,875
     *FISERV, INC......................       451,125       14,125,852
                                                       ---------------
                                                            35,372,727
                                                       ---------------
    MEDIA & ENTERTAINMENT (7.8%)
     *AT&T CORP. - LIBERTY MEDIA GROUP
       (CLASS A).......................       828,500       30,447,375
     *CABLEVISION SYSTEMS CORP. (CLASS
       A)..............................         7,400          518,000
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................       465,731       32,106,331
      COMCAST CORP. (CLASS A
       SPECIAL)........................       641,600       24,661,500
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................       876,600       26,078,850
      NEWS CORP LTD. ADR...............       277,400        9,795,687
      TIME WARNER, INC.................       396,900       28,576,800
     *USA NETWORKS, INC................       152,900        6,135,113
                                                       ---------------
                                                           158,319,656
                                                       ---------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                    193,692,383
                                                       ---------------

                                            SHARES          VALUE
                                         ------------  ---------------
  CONSUMER CYCLICAL (15.2%)
    CONSUMER NON-DURABLE
     *ABERCROMBIE & FITCH CO...........       817,668  $    39,248,064
     *BED, BATH & BEYOND, INC..........       699,000       26,911,500
      CARNIVAL CORP....................       455,000       22,067,500
      CIRCUIT CITY STORES, INC.........       181,000       16,833,000
     *CONSOLIDATED STORES CORP.........     1,041,300       28,115,100
     *KOHLS CORP.......................       436,500       33,692,344
      LOWE'S COS., INC.................       523,100       29,653,231
      MATTEL, INC......................       801,900       21,200,231
      NIKE, INC. (CLASS B).............       584,400       36,999,825
     *OFFICE DEPOT, INC................       630,850       13,918,128
     *PARK PLACE ENTERTAINMENT CORP....       600,000        5,812,500
      ROYAL CARIBBEAN CRUISES LTD......       500,000       21,875,000
     *WILLIAMS-SONOMA, INC.............       400,000       13,925,000
                                                       ---------------
    TOTAL CONSUMER CYCLICAL............                    310,251,423
                                                       ---------------
  CONSUMER STAPLES (18.4%)
    FOOD & HOUSEHOLD PRODUCTS (4.7%)
      AVON PRODUCTS, INC...............       416,400       23,110,200
      COLGATE-PALMOLIVE CO.............       164,600       16,254,250
      GILLETTE CO......................       293,900       12,049,900
      PEPSI BOTTLING GROUP, INC........       515,000       11,877,188
     *SAFEWAY, INC.....................       655,400       32,442,300
                                                       ---------------
                                                            95,733,838
                                                       ---------------
    HEALTH (13.7%)
      AMERICAN HOME PRODUCTS CORP......       637,800       36,673,500
     *BOSTON SCIENTIFIC CORP...........     1,642,900       72,184,919
      BRISTOL-MYERS SQUIBB CO..........       598,000       42,121,625
      CARDINAL HEALTH, INC.............       313,500       20,103,187
     *GUIDANT CORP.....................       475,600       24,463,675
      MEDTRONIC, INC...................       300,000       23,362,500
      SCHERING-PLOUGH CORP.............       373,600       19,800,800
      WARNER-LAMBERT CO................       608,400       42,207,750
                                                       ---------------
                                                           280,917,956
                                                       ---------------
    TOTAL CONSUMER STAPLES.............                    376,651,794
                                                       ---------------
    FINANCIAL (14.8%)
      AMERICAN EXPRESS CO..............       174,100       22,654,762
      AMERICAN INTERNATIONAL GROUP,
       INC.............................       310,237       36,317,119
      BANK OF AMERICA CORP.............       563,712       41,327,136

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES          VALUE
                                         ------------  ---------------
COMMON STOCKS (CONTINUED)
      CIT GROUP, INC. (CLASS A)........       550,000  $    15,881,250
      CITIGROUP, INC...................     1,083,250       51,454,375
      FANNIE MAE.......................       667,700       45,653,988
      FREDDIE MAC......................       250,700       14,540,600
     *GOLDMAN SACHS GROUP, INC.........       220,900       15,960,025
      KANSAS CITY SOUTHERN INDUSTRIES,
       INC.............................        84,100        5,366,631
      MELLON BANK CORP.................       600,400       21,839,550
      MORGAN STANLEY, DEAN WITTER &
       CO..............................       300,000       30,750,000
                                                       ---------------
    TOTAL FINANCIAL....................                    301,745,436
                                                       ---------------
    TECHNOLOGY (22.5%)
     *AMDOCS LTD.......................       442,200       10,060,050
     *AMERICA ONLINE, INC..............       189,300       20,917,650
     *CISCO SYSTEMS, INC...............       638,800       41,082,825
     *COMPUTER SCIENCES CORP...........       651,200       45,054,900
     *GATEWAY, INC.....................       261,800       15,446,200
      INTEL CORP.......................       280,200       16,671,900
      INTERNATIONAL BUSINESS MACHINES
       CORP............................       307,500       39,744,375
     *KLA-TENCOR CORP..................       160,000       10,380,000
      LUCENT TECHNOLOGIES, INC.........       468,010       31,561,424
     *MICROSOFT CORP...................       953,800       86,020,838
     *ORACLE CORP......................       373,600       13,869,900
     *SOLECTRON CORP...................       200,000       13,337,500
     *TELLABS, INC.....................       707,400       47,793,712
      TEXAS INSTRUMENTS, INC...........       211,900       30,725,500
     *XILINX, INC......................       641,500       36,725,875
                                                       ---------------
    TOTAL TECHNOLOGY...................                    459,392,649
                                                       ---------------
    TRANSPORTATION (1.0%)
      CANADIAN NATIONAL RAILWAY CO.....       293,000       19,631,000
                                                       ---------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
  UTILITIES (9.7%)
    COMMUNICATIONS
      ALLTEL CORP......................      381,100   $    27,248,650
      AMERITECH CORP...................      283,200        20,815,200
      FRONTIER CORP....................      583,900        34,450,100
     *GLOBAL TELESYSTEMS GROUP, INC....       50,000         4,050,000
     *MCI WORLDCOM, INC................      600,000        51,750,000
      QWEST COMMUNICATIONS, INT'L......      291,100         9,624,494
      SPRINT CORP. (FON GROUP).........      323,800        17,100,687
      VODAFONE AIRTOUCH PLC............      171,050        33,696,850
                                                       ---------------
    TOTAL UTILITIES....................                    198,735,981
                                                       ---------------
    TOTAL COMMON STOCKS
     (COST $1,385,837,047).............                  2,038,214,322
                                                       ---------------
REPURCHASE AGREEMENT (0.9%)
    J.P. MORGAN SECURITIES, INC
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $18,152,879.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017.
     U.S. TREASURY NOTES 5.625% TO
     7.750%
     DUE 12/31/1999 TO 02/15/2005
     (COST $18,150,383)................  $18,150,383        18,150,383
                                                       ---------------
TOTAL INVESTMENTS (100.7%)
 (COST $1,403,987,430).................                  2,056,364,705
OTHER ASSETS LESS LIABILITIES
 (-0.7%)...............................                    (13,632,022)
                                                       ---------------
NET ASSETS (100.0%)....................                $ 2,042,732,683
                                                       ---------------
                                                       ---------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                           SHARES         VALUE
                                         -----------  -------------
COMMON STOCKS (81.4%)
  AUSTRALIA (1.4%)
   *CABLE & WIRELESS OPTUS LTD.
     (COMMUNICATION/UTILITIES).........      350,000  $     796,954
    PASMINCO LTD. (MINING-METAL/
     MINERALS).........................      601,000        663,555
    RIO TINTO LTD. (MINING-METAL/
     MINERALS).........................       40,000        655,885
                                                      -------------
                                                          2,116,394
                                                      -------------
  BRAZIL (0.1%)
    CIA TECIDOS DO NORTE DE MINAS SA
     (TEXTILES)........................    1,973,067        100,047
                                                      -------------
  CANADA (3.0%)
   *ANDERSON EXPLORATION LTD. (OIL)....       58,500        764,823
    NORTEL NETWORK CORP. (OFFICE
     EQUIP/COMP/COMM)..................        9,000        771,056
   *ROGERS COMMUNICATIONS, INC. (CLASS
     B) (MEDIA)........................       52,000        830,919
    SHAW COMMUNICATIONS, INC. (CLASS B)
     (MEDIA)...........................       38,000      1,496,843
   *ST. LAURENT PAPERBOARD, INC.
     (FORESTRY/PAPER PRODUCTS).........       63,000        795,988
                                                      -------------
                                                          4,659,629
                                                      -------------
  FINLAND (1.1%)
    STORA ENSO OYJ (FORESTRY/PAPER
     PRODUCTS).........................       97,000      1,040,348
    TIETO CORP. (CLASS B) (BUSINESS
     SERVICES).........................       16,200        674,948
                                                      -------------
                                                          1,715,296
                                                      -------------
  FRANCE (5.2%)
   *ALSTOM SA (ELECTRICAL EQUIPMENT)...       20,000        629,077
    AXA SA (INSURANCE).................        9,000      1,097,997
    BANQUE NATIONALE DE PARIS
     (BANKS)...........................        8,000        666,615
    CAP GEMINI SA (BUSINESS
     SERVICES).........................        8,500      1,335,912
    FRANCE TELECOM SA, ADR (UTILITIES/
     COMMUNICATION)....................       13,500      1,039,500
    LAFARGE SA (CONSTRUCTION/ BUILDING
     MATERIALS)........................        7,200        684,600
    PARIBAS SA (BANKS).................        6,000        672,596
    SODEXHO ALLIANCE SA (BUSINESS
     SERVICES).........................        4,000        688,891

                                           SHARES         VALUE
                                         -----------  -------------
    VIVENDI (UTILITIES)................       14,100  $   1,142,192
                                                      -------------
                                                          7,957,380
                                                      -------------
  GERMANY (4.3%)
    MANNESMANN AG (MACHINERY/ CAPITAL
     SPENDING).........................       34,000      5,073,659
    RWE AG (DIVERSIFIED INDS./
     MANUFACTURING)....................       12,000        555,526
    VOLKSWAGEN AG (AUTOMOBILES)........       16,150      1,034,280
                                                      -------------
                                                          6,663,465
                                                      -------------
  INDIA (1.6%)
    BANK OF BARODA LTD. (BANKS)........          100            150
    INFOSYS TECHNOLOGIES LTD. (BUSINESS
     SERVICES).........................       30,400      2,542,466
                                                      -------------
                                                          2,542,616
                                                      -------------
  IRELAND (1.5%)
    BANK OF IRELAND PLC (BANKS)........       65,000      1,092,634
    CRH PLC (CONSTRUCTION/BUILDING
     MATERIALS)........................       35,500        629,695
    IRISH LIFE & PERMANENT PLC
     (INSURANCE).......................       53,243        562,808
                                                      -------------
                                                          2,285,137
                                                      -------------
  ITALY (3.3%)
    ASSICURAZIONI GENERALI S.P.A
     (INSURANCE).......................       17,600        609,854
   *TELECOM ITALIA S.P.A, ADR
     (UTILITIES/COMMUNICATION).........       22,800      2,398,275
    UNICREDITO ITALIANO S.P.A
     (BANKS)...........................      488,500      2,146,090
                                                      -------------
                                                          5,154,219
                                                      -------------
  JAPAN (23.9%)
    ASAHI BANK LTD. (BANKS)............      300,000      1,437,587
    DAIMEI TELECOM ENGINEERING CORP.
     (ELECTRONICS).....................       40,000        332,132
    DON QUIJOTE CO., LTD. (RETAIL).....       10,000      2,497,188
    FANCL CORP. (HEALTH/PERSONAL
     CARE).............................        3,100        563,468
    FUJITSU LTD. (OFFICE EQUIP.).......       57,000      1,146,723
    HAPPINET CORP. (RETAIL)............       18,000        892,295
    HIROSE ELECTRIC CO., LTD.
     (ELECTRONICS).....................       15,000      1,556,560
    KEYENCE CORP. (ELECTRONICS)........        4,600        804,950

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                           SHARES         VALUE
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
    MATSUSHITA ELECTRIC INDUSTRIAL CO.,
     LTD. (ELECTRONICS)................       80,000  $   1,553,255
    NIDEC CORP. (ELECTRICAL
     EQUIPMENT)........................        5,500        827,480
    NIPPON KANZAI CO., LTD.
     (CONSTRUCTION/BUILDING
     MATERIALS)........................       40,000        865,857
    NIPPON TELEGRAPH & TELEPHONE CORP.
     (UTILITIES/COMMUNICATION).........          161      1,875,555
    NOMURA SECURITIES CO., LTD., THE
     (FINANCIAL SERVICES)..............       75,000        878,043
    NTT MOBILE COMMUNICATION NETWORK,
     INC. (UTILITIES/ COMMUNICATION)...          200      2,683,496
    OBIC CO., LTD. (BUSINESS
     SERVICES).........................        2,000        546,944
    OJI PAPER CO., LTD. (FORESTRY/PAPER
     PRODUCTS).........................      130,000        751,841
    OLYMPUS OPTICAL CO., LTD.
     (ELECTRONICS).....................       80,000      1,182,457
    RYOHIN KEIKAKU CO., LTD.
     (RETAIL)..........................       12,000      3,018,933
    SAIZERIYA CO., LTD.
     (RESTAURANTS).....................       15,000      1,078,190
    SEKISUI HOUSE LTD.
     (CONSTRUCTION/BUILDING
     MATERIALS)........................      112,000      1,208,498
    SHIMAMURA CO., LTD. (RETAIL).......       23,000      1,947,765
    SONY CORP. (ELECTRONICS)...........       16,000      1,725,104
    SUMITOMO BANK LTD., THE (BANKS)....      100,000      1,240,125
    SUMITOMO REALTY & DEVELOPMENT CO.,
     LTD. (REAL ESTATE)................      190,000        712,680
    TAIYO INK MFG. CO., LTD.
     (ELECTRONICS).....................        6,000        560,163
    TAKEDA CHEMICAL INDS., LTD.
     (PHARMACEUTICALS).................       25,000      1,158,745
    TOSHIBA CORP. (ELECTRONICS)........      190,000      1,354,719
    TOYOTA MOTOR CORP. (AUTOMOBILES)...       50,000      1,582,172
    WORLD CO., LTD. (TEXTILES).........       13,000        945,172
                                                      -------------
                                                         36,928,097
                                                      -------------
  MEXICO (0.4%)
    TELEFONOS DE MEXICO SA, ADR
     (UTILITIES/COMMUNICATION).........        8,000        646,500
                                                      -------------
                                           SHARES         VALUE
                                         -----------  -------------
  NETHERLANDS (6.0%)
    AEGON NV (INSURANCE)...............        8,000  $     580,401
   *EQUANT NV (BUSINESS SERVICES)......       65,000      6,118,125
    LAURUS NV (RETAIL).................       27,224        631,696
   *UNITED PAN-EUROPE COMMUNICATIONS
     NV, ADR (MEDIA)...................       30,000      1,657,500
    VENDEX NV (RETAIL).................       13,178        351,984
                                                      -------------
                                                          9,339,706
                                                      -------------
  SINGAPORE (0.8%)
    DATACRAFT ASIA LTD. (OFFICE EQUIP/
     COMP/COMM)........................      200,000        872,000
    OVERSEA-CHINESE BANKING CORP., LTD.
     (FOREIGN) (BANKS).................       36,000        300,270
                                                      -------------
                                                          1,172,270
                                                      -------------
  SPAIN (2.4%)
    GRUPO DRAGADOS SA
     (CONSTRUCTION/BUILDING
     MATERIALS)........................       75,000        879,418
   *GRUPO FERROVIAL SA
     (CONSTRUCTION/BUILDING
     MATERIALS)........................       26,000        630,108
    TELEFONICA SA, ADR (UTILITIES/
     COMMUNICATION)....................       10,667      1,569,383
   *TELEPIZZA SA (RESTAURANTS).........      130,000        673,009
                                                      -------------
                                                          3,751,918
                                                      -------------
  SWEDEN (2.8%)
    ASSA ABLOY AB (CLASS B)
     (DIVERSIFIED
     INDS./MANUFACTURING)..............       92,000        995,560
    ERICSSON (LM) TEL-SP ADR (OFFICE
     EQUIP/COMP/COMM)..................       12,000        395,250
    MUNTERS AB (DIVERSIFIED CONSUMER
     MANUFACTURING)....................      100,000      1,023,319
    SKANDIA INSURANCE CO., LTD.
     (INSURANCE).......................      101,000      1,888,907
                                                      -------------
                                                          4,303,036
                                                      -------------
  SWITZERLAND (3.4%)
    GRETAG IMAGING GROUP (REGISTERED)
     (MACHINERY/CAPITAL SPENDING)......        7,000        676,545
    NOVARTIS AG (REGISTERED)
     (PHARMACEUTICALS).................          700      1,022,135

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                           SHARES         VALUE
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
    ROCHE HOLDING AG (GENUSSSHEINE)
     (PHARMACEUTICALS).................          205  $   2,107,245
    ZURICH ALLIED AG (REGISTERED)
     (INSURANCE).......................        2,500      1,421,598
                                                      -------------
                                                          5,227,523
                                                      -------------
  THAILAND (1.6%)
   *BANGKOK BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKS).................      160,000        598,798
   *COGENERATION PUBLIC CO., LTD.
     (FOREIGN) (UTILITIES/ELECTRIC &
     GAS)..............................      465,000        308,959
   *NATIONAL PETROCHEMICAL PUBLIC CO.,
     LTD. (FOREIGN) (CHEMICALS)........      800,000        710,530
    SIAM MAKRO PUBLIC CO., LTD.
     (FOREIGN) (WHOLESALE TRADE).......      200,000        363,401
   *THAI FARMERS BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKS).................      175,000        541,033
                                                      -------------
                                                          2,522,721
                                                      -------------
  UNITED KINGDOM (18.6%)
    BARCLAYS PLC (BANKS)...............       50,639      1,473,519
    BP AMOCO PLC ADR (OIL).............        7,000        759,500
    BRITISH TELECOMMUNICATIONS PLC
     (UTILITIES/COMMUNICATION).........      200,000      3,351,214
   *COLT TELECOM GROUP PLC
     (UTILITIES/COMMUNICATION).........       38,000        797,261
    COMPASS GROUP PLC
     (ENTERTAINMENT/LEISURE)...........      250,000      2,478,732
    GLAXO WELLCOME PLC
     (PHARMACEUTICALS).................       46,000      1,278,348
    GRANADA GROUP PLC
     (ENTERTAINMENT/LEISURE)...........       82,627      1,532,983
    HAYS PLC (BUSINESS SERVICES).......      100,000      1,053,757
                                           SHARES         VALUE
                                         -----------  -------------
    HSBC HOLDINGS PLC (BANKS)..........       33,000  $   1,168,842
    NATIONAL WESTMINSTER BANK PLC
     (BANKS)...........................       55,000      1,166,068
    NEXT PLC (RETAIL)..................       80,000        971,631
   *ORANGE PLC (UTILITIES/
     COMMUNICATION)....................       70,500      1,033,501
    PEARSON PLC (MEDIA)................       70,000      1,422,295
   *SELECT APPOINTMENTS HOLDINGS PLC
     (BUSINESS SERVICES)...............       81,000        966,540
    SHELL TRANSPORT & TRADING CO. PLC
     (OIL).............................       93,000        697,430
    SHELL TRANSPORT & TRADING CO., ADR
     (OIL).............................       23,000      1,066,625
    SMITHKLINE BEECHAM PLC
     (PHARMACEUTICALS).................      164,762      2,141,345
   *TELEWEST COMMUNICATIONS PLC
     (MEDIA)...........................      150,000        672,686
    VODAFONE AIRTOUCH PLC
     (UTILITIES/COMMUNICATION).........      120,308      2,370,519
    WPP GROUP PLC (MEDIA)..............      283,000      2,393,288
                                                      -------------
                                                         28,796,084
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $89,492,241)................                 125,882,038
                                                      -------------
PREFERRED STOCKS (1.1%)
  BRAZIL (0.0%)
    DIXIE TOGA SA (DIVERSIFIED CONSUMER
     GOODS/SERVICES)...................      437,500         83,900
                                                      -------------
  GERMANY (1.1%)
    PORSCHE AG (AUTOMOBILES)...........          700      1,645,912
                                                      -------------
    TOTAL PREFERRED STOCKS
     (COST $1,091,140).................                   1,729,812
                                                      -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
RIGHTS (0.0%)
  SPAIN
   *METROVACESA SA (7/26/1999) (REAL
     ESTATE)...........................      32,000   $      31,021
                                                      -------------
  SWEDEN
   *ASSA ABLOY AB (CLASS B) (6/29/1999)
     (DIVERSIFIED INDS./
     MANUFACTURING)....................      92,000          19,478
                                                      -------------
    TOTAL RIGHTS
     (COST $0).........................                      50,499
                                                      -------------
WARRANT (0.4%)
  FRANCE
   *VIVENDI (05/02/2001) (UTILITIES)
     (COST $129,829)...................     220,000         589,889
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $90,713,210)................                 128,252,238
                                                      -------------
U.S. TREASURY BILL (4.8%)
    4.200% 07/22/1999
     (COST $7,481,625).................  $7,500,000       7,481,625
                                                      -------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
REPURCHASE AGREEMENTS (9.8%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $7,629,519.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017.
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005......  $7,628,470   $   7,628,470
    MERRILL LYNCH
     5.019% DATED 6/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $7,501,031.
     COLLATERALIZED BY
     U.S. TREASURY BILL
     DUE 07/15/1999....................   7,500,000       7,500,000
                                                      -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $15,128,470)................                  15,128,470
                                                      -------------
TOTAL INVESTMENTS (97.5%)
 (COST $113,323,305)...................                 150,862,333
OTHER ASSETS LESS LIABILITIES (2.5%)...                   3,785,669
                                                      -------------
NET ASSETS (100%)......................               $ 154,648,002
                                                      -------------
                                                      -------------

 *   Non-income producing

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES         VALUE
                                         ------------  -------------
COMMON STOCKS (98.8%)
  BASIC INDUSTRIES & MANUFACTURING (5.8%)
    BUILDING & FORESTRY PRODUCTS (3.2%)
      LONGVIEW FIBRE CO................      565,000   $   8,828,125
      MEAD CORP........................      134,800       5,627,900
     *SMURFIT-STONE CONTAINER CORP.....      225,000       4,626,563
      SOUTHDOWN, INC...................       80,000       5,140,000
                                                       -------------
                                                          24,222,588
                                                       -------------
    CHEMICALS (0.8%)
      ENGELHARD CORP...................       90,500       2,047,562
      LYONDELL CHEMICAL CO.............      200,000       4,125,000
                                                       -------------
                                                           6,172,562
                                                       -------------
    MACHINERY CAPITAL SPENDING (1.8%)
        THOMAS & BETTS CORP............       61,800       2,920,050
        TYCO INTERNATIONAL LTD.........      113,000      10,706,750
                                                       -------------
                                                          13,626,800
                                                       -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                   44,021,950
                                                       -------------
  BUSINESS & CONSUMER SERVICES (21.9%)
    SERVICES & PUBLISHING (11.4%)
     *APOLLO GROUP, INC................      435,800      11,575,938
     *CERIDIAN CORP....................      372,000      12,159,750
      CINTAS CORP......................      120,631       8,104,895
     *CONCORD EFS, INC.................      185,000       7,827,813
     *CSG SYSTEMS INTERNATIONAL,
       INC.............................      267,186       6,996,933
      ECOLAB, INC......................      275,000      11,996,875
     *FISERV, INC......................      300,000       9,393,750
     *SUNGARD DATA SYSTEMS, INC........      210,000       7,245,000
     *YOUNG & RUBICAM, INC.............      250,000      11,359,375
                                                       -------------
                                                          86,660,329
                                                       -------------
    MEDIA & ENTERTAINMENT (8.2%)
     *ADELPHIA COMMUNICATIONS CORP.
       (CLASS A).......................       50,000       3,181,250
     *AT&T CORP. LIBERTY MEDIA GROUP
       (CLASS A )......................      115,000       4,226,250
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................      231,463      15,956,480
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................      300,000       8,925,000

                                            SHARES         VALUE
                                         ------------  -------------
     *MEDIAONE GROUP, INC..............      100,000   $   7,437,500
     *SFX ENTERTAINMENT, INC. (CLASS
       A)..............................      100,000       6,656,250
     *UNIVISION COMMUNICATIONS, INC.
       (CLASS A).......................      240,000      15,840,000
                                                       -------------
                                                          62,222,730
                                                       -------------
    POLLUTION CONTROL (2.3%)
     *CUNO, INC........................      300,000       5,737,500
      WASTE MANAGEMENT, INC............      220,000      11,825,000
                                                       -------------
                                                          17,562,500
                                                       -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  166,445,559
                                                       -------------
  CONSUMER CYCLICAL (24.8%)
    CONSUMER DURABLE (0.3%)
      MILLER (HERMAN), INC.............      100,000       2,100,000
                                                       -------------
    CONSUMER NON-DURABLE (24.5%)
     *ABERCROMBIE & FITCH CO...........      274,600      13,180,800
     *ANNTAYLOR STORES CORP............      299,000      13,455,000
     *BED, BATH & BEYOND, INC..........      580,000      22,330,000
     *CONSOLIDATED STORES CORP.........      520,300      14,048,100
     *DOLLAR TREE STORES, INC..........      120,000       5,280,000
     *HARRAH'S ENTERTAINMENT, INC......      500,000      11,000,000
     *HELEN OF TROY LTD................      184,000       3,300,500
     *JONES APPAREL GROUP, INC.........      230,000       7,891,875
      LIMITED, INC.....................      225,930      10,251,574
      NIKE, INC. (CLASS B).............      234,500      14,846,781
     *OFFICE DEPOT, INC................      314,350       6,935,347
     *OUTBACK STEAKHOUSE, INC..........      508,200      19,978,613
     *PAPA JOHN'S INTERNATIONAL,
       INC.............................      140,000       6,256,250
     *PARK PLACE ENTERTAINMENT CORP....      400,000       3,875,000
      ROSS STORES, INC.................       98,000       4,936,750
      TANDY CORP.......................      130,400       6,373,300
     *WESTPOINT STEVENS, INC...........      350,000      10,434,375
     *WILLIAMS-SONOMA, INC.............      336,500      11,714,406
                                                       -------------
                                                         186,088,671
                                                       -------------
    TOTAL CONSUMER CYCLICAL                              188,188,671
                                                       -------------
  CONSUMER STAPLES (13.7%)
    FOOD & HOUSEHOLD PRODUCTS (5.0%)
      HANNAFORD BROTHERS CO............      120,000       6,420,000

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES         VALUE
                                         ------------  -------------
COMMON STOCKS (CONTINUED)
      KROGER CO........................      700,000   $  19,556,250
     *SAFEWAY, INC.....................      150,000       7,425,000
     *WHOLE FOODS MARKET, INC..........       97,400       4,681,287
                                                       -------------
                                                          38,082,537
                                                       -------------
    HEALTH (8.7%)
      CARDINAL HEALTH, INC.............      140,000       8,977,500
     *CYTYC CORP.......................      510,000       9,945,000
     *HEALTHSOUTH CORP.................      594,900       8,886,319
     *MINIMED, INC.....................       50,000       3,846,875
     *RESMED, INC......................      550,000      18,253,125
     *SEROLOGICALS CORP................      460,000       3,737,500
     *SHIRE PHARMACEUTICALS GROUP PLC
       ADR.............................      235,000       6,110,000
     *TRANSKARYOTIC THERAPIES, INC.....      180,700       5,963,100
                                                       -------------
                                                          65,719,419
                                                       -------------
    TOTAL CONSUMER STAPLES.............                  103,801,956
                                                       -------------
  ENERGY (5.4%)
    DOMESTIC & INTERNATIONAL INTEGRATED (1.2%)
      APACHE CORP......................      240,400       9,375,600
                                                       -------------
    ENERGY SERVICES (4.2%)
      BAKER HUGHES, INC................      385,700      12,920,950
     *BJ SERVICES CO...................      195,600       5,757,975
      HALLIBURTON CO...................      180,700       8,176,675
      NABORS INDUSTRIES, INC...........      193,800       4,735,988
                                                       -------------
                                                          31,591,588
                                                       -------------
    TOTAL ENERGY.......................                   40,967,188
                                                       -------------
  FINANCIAL (1.3%)
      CIT GROUP, INC. (CLASS A)........      300,000       8,662,500
     *DONALDSON, LUFKIN AND JENRETTE,
       INC.
       DLJDIRECT.......................       50,000       1,475,000
                                                       -------------
    TOTAL FINANCIAL....................                   10,137,500
                                                       -------------
  TECHNOLOGY (16.8%)
     *ALTERA CORP......................      350,000      12,884,375
     *AMDOCS LTD.......................      263,800       6,001,450
     *AMERICAN POWER CONVERSION
       CORP............................      106,600       2,145,325
     *ASM LITHOGRAPHY HOLDING N.V......      139,100       8,259,062
                                            SHARES         VALUE
                                         ------------  -------------
     *CIENA CORP.......................      363,800   $  10,982,213
     *FLEXTRONICS INTERNATIONAL LTD....      163,300       9,063,150
     *JUNIPER NETWORKS, INC............       33,500       4,991,500
     *LSI LOGIC CORP...................      304,100      14,026,613
      LUCENT TECHNOLOGIES, INC.........      167,805      11,316,350
     *NATIONAL SEMICONDUCTOR CORP......      320,000       8,100,000
     *NOVELL, INC......................      550,000      14,575,000
     *STERLING COMMERCE, INC...........      226,900       8,281,850
     *SYNOPSYS, INC....................      110,200       6,081,662
     *TELLABS, INC.....................       61,200       4,134,825
     *TERADYNE, INC....................       98,000       7,031,500
                                                       -------------
    TOTAL TECHNOLOGY...................                  127,874,875
                                                       -------------
  UTILITIES (9.1%)
    COMMUNICATIONS (8.3%)
      CENTURYTEL, INC..................      180,800       7,186,800
      COMSAT CORP......................      275,500       8,953,750
      COVAD COMMUNICATIONS GROUP,
       INC.............................       77,000       4,105,062
     *CROWN CASTLE INTERNATIONAL
       CORP............................      180,000       3,746,250
      FRONTIER CORP....................      274,900      16,219,100
     *GLOBAL TELESYSTEMS GROUP, INC....      140,000      11,340,000
     *MCI WORLDCOM, INC................       65,000       5,606,250
     *MCLEODUSA, INC. (CLASS A)........      100,000       5,500,000
                                                       -------------
                                                          62,657,212
                                                       -------------
    ELECTRIC & GAS (0.8%)
      UNITED WATER RESOURCES, INC......      279,700       6,345,694
                                                       -------------
    TOTAL UTILITIES....................                   69,002,906
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $539,177,313)...............                  750,440,605
                                                       -------------
WARRANT (0.0%)
   *AQUA ALLIANCE, INC. (03/11/2001)
     (COST $272,842)...................      300,140          75,035
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $539,450,155)...............                  750,515,640
                                                       -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
REPURCHASE AGREEMENT (3.0%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $22,736,080.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005.
     (COST $22,732,954)................  $22,732,954   $  22,732,954
                                                       -------------
TOTAL INVESTMENTS (101.8%)
 (COST $562,183,109)...................                  773,248,594
OTHER ASSETS LESS LIABILITIES
 (-1.8%)...............................                  (13,510,388)
                                                       -------------
NET ASSETS (100.0%)....................                $ 759,738,206
                                                       -------------
                                                       -------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                           SHARES         VALUE
                                         -----------  -------------
COMMON STOCKS (92.2%)
  BASIC INDUSTRIES & MANUFACTURING (5.1%)
    BUILDING & FORESTRY PRODUCTS (1.0%)
     *IVEX PACKAGING CORP..............      24,400   $     536,800
      SOUTHDOWN, INC...................      17,100       1,098,675
                                                      -------------
                                                          1,635,475
                                                      -------------
    CHEMICALS (1.8%)
     *AIRGAS, INC......................      85,000       1,041,250
      MINERALS TECHNOLOGIES, INC.......      14,600         814,862
      SOLUTIA, INC.....................      59,500       1,268,094
                                                      -------------
                                                          3,124,206
                                                      -------------
    MACHINERY CAPITAL SPENDING (2.3%)
      APPLIED POWER, INC...............      51,900       1,417,519
      JLG INDUSTRIES, INC..............      35,700         727,387
     *TEREX CORP.......................      55,800       1,698,413
                                                      -------------
                                                          3,843,319
                                                      -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                   8,603,000
                                                      -------------
  BUSINESS & CONSUMER SERVICES (16.3%)
    SERVICES & PUBLISHING (10.9%)
     *APOLLO GROUP, INC................      82,400       2,188,750
     *CSG SYSTEMS INTERNATIONAL,
       INC.............................      55,864       1,462,938
      G & K SERVICES, INC. (CLASS A)...      30,700       1,607,913
     *ITT EDUCATIONAL SERVICES, INC....      46,000       1,198,875
      NATIONAL DATA CORP...............      54,700       2,338,425
     *NCO GROUP, INC...................      41,200       1,565,600
     *NOVA CORP........................     126,075       3,151,875
     *PROFESSIONAL DETAILING, INC......      39,870         936,945
      PROFIT RECOVERY GROUP
       INTERNATIONAL, INC..............      64,500       3,051,656
     *RENT-WAY, INC....................      32,200         792,925
                                                      -------------
                                                         18,295,902
                                                      -------------
    MEDIA & ENTERTAINMENT (4.5%)
     *CITADEL COMMUNICATIONS CORP......      59,200       2,142,300
     *ENTERCOM COMMUNICATIONS CORP.....      32,630       1,394,933
      HOUGHTON MIFFLIN CO..............      36,000       1,694,250
     *RADIO ONE, INC...................      31,780       1,477,770

                                           SHARES         VALUE
                                         -----------  -------------
     *SINCLAIR BROADCAST GROUP, INC.
       (CLASS A).......................      48,500   $     794,187
                                                      -------------
                                                          7,503,440
                                                      -------------
    POLLUTION CONTROL (0.9%)
     *TETRA TECH, INC..................      91,750       1,513,875
                                                      -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  27,313,217
                                                      -------------
  CONSUMER CYCLICAL (18.2%)
    CONSUMER DURABLE (3.9%)
      ETHAN ALLEN INTERIORS, INC.......      34,850       1,258,956
     *FURNITURE BRANDS INTERNATIONAL,
       INC.............................      58,700       1,636,263
      HON INDUSTRIES, INC..............      25,900         755,956
     *MODTECH HOLDINGS, INC............      56,656         644,462
     *TOWER AUTOMOTIVE, INC............      90,900       2,312,269
                                                      -------------
                                                          6,607,906
                                                      -------------
    CONSUMER NON-DURABLE (14.3%)
     *ACTION PERFORMANCE COS.,INC......      19,900         656,700
     *AMES DEPARTMENT STORES, INC......      72,200       3,294,125
     *BED, BATH & BEYOND, INC..........      66,100       2,544,850
      CBRL GROUP, INC..................      17,600         304,700
     *CHEESECAKE FACTORY, INC. (THE)...      69,900       2,131,950
     *COST PLUS, INC...................      20,600         937,300
     *FOODMAKER, INC...................      53,200       1,509,550
      GENERAL NUTRITION COS., INC......      71,300       1,662,181
     *HELEN OF TROY LTD................     112,600       2,019,762
     *HOLLYWOOD ENTERTAINMENT CORP.....     118,900       2,325,981
     *MICHAELS STORES, INC.............      68,600       2,100,875
     *STARBUCKS CORP...................      21,400         803,837
     *TACO CABANA, INC. (CLASS A)......      84,800         863,900
     *WET SEAL, INC. (CLASS A).........      25,500         729,938
     *WILLIAMS-SONOMA, INC.............      59,000       2,053,938
                                                      -------------
                                                         23,939,587
                                                      -------------
    TOTAL CONSUMER CYCLICAL............                  30,547,493
                                                      -------------
  CONSUMER STAPLES (13.3%)
    FOOD & HOUSEHOLD PRODUCTS (2.0%)
     *U.S. FOODSERVICE, INC............      43,700       1,862,712

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                           SHARES         VALUE
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
     *WHOLE FOODS MARKET, INC..........      32,300   $   1,552,419
                                                      -------------
                                                          3,415,131
                                                      -------------
    HEALTH (11.3%)
     *ANESTA CORP......................      70,900       1,449,019
     *BIOVAIL CORP., INT'L.............      30,000       1,531,875
     *IDEXX LABORATORIES, INC..........      93,600       2,182,050
     *INTELLIGENT POLYMERS LTD. (UNITS
       - EACH UNIT CONSISTS OF 1 SHARE
       & 1 WARRANT)....................      33,000       1,381,875
      JONES PHARMA, INC................      45,600       1,795,500
     *LIGAND PHARMACEUTICALS, INC.
       (CLASS B).......................      78,997         878,842
     *MEDQUIST, INC....................      40,800       1,785,000
     *OXFORD HEALTH PLANS, INC.........     123,100       1,915,744
     *PROTEIN DESIGN LABS, INC.........      35,100         778,781
     *RESMED, INC......................      30,900       1,025,494
     *SHIRE PHARMACEUTICALS GROUP PLC
       ADR.............................      40,400       1,050,400
     *SPIROS DEVELOPMENT CORP. II, INC.
       (UNITS - 1 CALLABLE COMMON SHARE
       OF SPIROS & 1 WARRANT OF DURABLE
       PHARMACEUTICALS)................      30,000         262,500
     *TLC THE LASER CENTER, INC........       5,600         268,800
     *TRANSKARYOTIC THERAPIES, INC.....      33,400       1,102,200
     *UNIVERSAL HEALTH SERVICES, INC.
       (CLASS B).......................      30,900       1,475,475
                                                      -------------
                                                         18,883,555
                                                      -------------
    TOTAL CONSUMER STAPLES.............                  22,298,686
                                                      -------------
  ENERGY (6.6%)
    DOMESTIC & INTERNATIONAL INTEGRATED (2.3%)
     *OCEAN ENERGY, INC................     163,300       1,571,763
     *TESORO PETROLEUM CORP............      61,100         973,781
      WESTERN GAS RESOURCES, INC.......      85,500       1,368,000
                                                      -------------
                                                          3,913,544
                                                      -------------
    ENERGY SERVICES (4.3%)
      GLOBAL INDUSTRIES LTD............      30,400         389,500
     *HANOVER COMPRESSOR CO............      96,500       3,100,063
     *MARINE DRILLING COS., INC........      33,400         457,162
     *NEWPARK RESOURCES, INC...........      95,500         847,562
                                           SHARES         VALUE
                                         -----------  -------------
     *NOBLE DRILLING CORP..............      36,500   $     718,594
     *PATTERSON ENERGY, INC............      41,900         413,762
     *PRECISION DRILLING CORP..........      43,000         819,688
     *R & B FALCON CORP................      44,200         414,375
                                                      -------------
                                                          7,160,706
                                                      -------------
    TOTAL ENERGY.......................                  11,074,250
                                                      -------------
    TECHNOLOGY (30.2%)
     *ACXIOM CORP......................     118,500       2,955,094
     *AMDOCS LTD.......................      81,500       1,854,125
     *AMERICAN MANAGEMENT SYSTEMS,
       INC.............................      54,700       1,753,819
     *ARIBA, INC.......................       5,000         486,250
     *ARTESYN TECHNOLOGIES, INC........      56,900       1,262,469
     *ASK JEEVES, INC..................       4,000          56,000
     *ATMEL CORP.......................      90,400       2,367,350
     *CAREINSITE, INC..................      13,200         623,700
      CERNER CORP......................      39,800         834,556
     *COMMSCOPE, INC...................      64,400       1,980,300
     *CREDENCE SYSTEMS CORP............      67,600       2,509,650
     *DRKOOP.COM, INC..................       7,600         121,125
     *E-TEK DYNAMICS, INC..............      37,100       1,764,569
     *ELECTRO SCIENTIFIC INDUSTRIES,
       INC.............................      39,900       1,667,072
     *ETEC SYSTEMS, INC................      39,000       1,296,750
     *FLEXTRONICS INTERNATIONAL LTD....      24,600       1,365,300
     *HARMONIC, INC....................      30,100       1,728,869
     *LATTICE SEMICONDUCTOR CORP.......      48,400       3,012,900
     *MARIMBA, INC.....................       3,000         158,062
     *MICROS SYSTEMS, INC..............      51,900       1,764,600
     *PAIRGAIN TECHNOLOGIES, INC.......      34,800         400,200
     *POWERWAVE TECHNOLOGIES, INC......      74,200       2,392,950
     *PROXICOM, INC....................       8,148         209,302
     *QLOGIC CORP......................      11,100       1,465,200
     *RADISYS CORP.....................      73,200       2,845,650
     *SEQUENT COMPUTER SYSTEMS, INC....     208,200       3,695,550
     *STERLING COMMERCE, INC...........      48,000       1,752,000
     *SYKES ENTERPRISES, INC...........      25,400         847,725
     *SYMANTEC CORP....................      63,100       1,609,050
     *TERAYON COMMUNICATION SYSTEMS,
       INC.............................      26,700       1,491,862

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
     *USINTERNETWORKING, INC...........       6,500   $     273,000
     *VEECO INSTRUMENTS, INC...........      26,308         894,472
     *VISIO CORP.......................      59,900       2,279,944
     *WIND RIVER SYSTEMS, INC..........      51,500         827,218
                                                      -------------
    TOTAL TECHNOLOGY...................                  50,546,683
                                                      -------------
  TRANSPORTATION (1.1%)
      C.H. ROBINSON WORLDWIDE, INC.....      29,600       1,087,800
      EXPEDITORS INTERNATIONAL OF
       WASHINGTON, INC.................      25,200         686,700
                                                      -------------
    TOTAL TRANSPORTATION...............                   1,774,500
                                                      -------------
  UTILITIES (1.4%)
    COMMUNICATIONS (1.4%)
      COMSAT CORP......................      70,700       2,297,750
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $125,840,560)...............                 154,455,579
                                                      -------------
REPURCHASE AGREEMENTS (7.7%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $8,130,077.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005......  $8,128,959       8,128,959

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    MERRILL LYNCH
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $4,800,660.
     COLLATERALIZED BY
     U.S. TREASURY BILL
     DUE 07/15/1999....................  $4,800,000   $   4,800,000
                                                      -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $12,928,959)................                  12,928,959
                                                      -------------
TOTAL INVESTMENTS (99.9%)
 (COST $138,769,519)...................                 167,384,538
OTHER ASSETS LESS LIABILITIES (0.1%)...                     123,815
                                                      -------------
NET ASSETS (100%)......................               $ 167,508,353
                                                      -------------
                                                      -------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES         VALUE
                                         ------------  -------------
COMMON STOCKS (92.9%)
  REAL ESTATE INVESTMENT TRUSTS
    APARTMENTS (18.9%)
      APARTMENT INVESTMENT & MANAGEMENT
       CO. (CLASS A)...................       289,600  $  12,380,400
      ARCHSTONE COMMUNITIES TRUST......       408,571      8,963,026
      AVALONBAY COMMUNITIES, INC.......       221,164      8,183,068
      COLONIAL PROPERTIES TRUST........       156,100      4,409,825
      EQUITY RESIDENTIAL PROPERTIES
       TRUST...........................       194,303      8,755,779
                                                       -------------
                                                          42,692,098
                                                       -------------
    COMMUNITY CENTERS (9.8%)
      KIMCO REALTY CORP................       114,400      4,475,900
      NEW PLAN EXCEL REALTY TRUST,
       INC.............................       141,420      2,545,560
      PAN PACIFIC RETAIL PROPERTIES,
       INC.............................       239,300      4,651,394
      VORNADO REALTY TRUST.............       298,900     10,554,906
                                                       -------------
                                                          22,227,760
                                                       -------------
    INDUSTRIAL (30.0%)
      ALEXANDRIA REAL ESTATE EQUITIES,
       INC.............................       149,500      4,671,875
      CABOT INDUSTRIAL TRUST...........       219,700      4,668,625
      DUKE REALTY INVESTMENTS, INC.....       215,000      4,850,938
      FIRST INDUSTRIAL REALTY TRUST,
       INC.............................       184,300      5,056,731
      LIBERTY PROPERTY TRUST...........       283,300      7,047,088
      PROLOGIS TRUST...................       406,045      8,222,411
      PUBLIC STORAGE, INC..............       555,432     15,552,096
      SHURGARD STORAGE CENTERS, INC.
       (CLASS A).......................       129,000      3,499,125
      SPIEKER PROPERTIES, INC..........       257,400     10,006,425
      TRINET CORPORATE REALTY TRUST,
       INC.............................       150,400      4,164,200
                                                       -------------
                                                          67,739,514
                                                       -------------
    MANUFACTURED HOMES (2.0%)
      MANUFACTURED HOME COMMUNITIES,
       INC.............................       170,400      4,430,400
                                                       -------------
    OFFICE (18.3%)
      BOSTON PROPERTIES, INC...........       137,000      4,914,875
      EQUITY OFFICE PROPERTIES TRUST...       465,018     11,916,086
      MACK-CALI REALTY CORP............       192,300      5,949,281
      PRENTISS PROPERTIES TRUST........       226,300      5,318,050
      RECKSON ASSOCIATES REALTY
       CORP............................       377,700      8,875,950

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
      TRIZEC HAHN CORP.................      216,700   $   4,415,263
                                                       -------------
                                                          41,389,505
                                                       -------------
    OTHER (5.0%)
      CAPITAL AUTOMOTIVE REIT..........      165,000       2,186,250
     *CATELLUS DEVELOPMENT CORP........      402,800       6,243,400
     *SECURITY CAPITAL GROUP, INC.
       (CLASS B).......................      202,900       2,954,731
                                                       -------------
                                                          11,384,381
                                                       -------------
    SHOPPING MALLS (8.9%)
      GENERAL GROWTH PROPERTIES,
       INC.............................      208,400       7,398,200
      MACERICH CO. (THE)...............      146,100       3,835,125
      SIMON PROPERTY GROUP, INC........      351,256       8,913,121
                                                       -------------
                                                          20,146,446
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $205,588,167)...............                  210,010,104
                                                       -------------
REPURCHASE AGREEMENTS (6.6%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $12,708,454.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005......  $12,706,707      12,706,707
    MERRILL LYNCH
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $2,300,316
     COLLATERALIZED BY
     U.S. TREASURY BILL
     DUE 07/15/1999....................    2,300,000       2,300,000
                                                       -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $15,006,707)................                   15,006,707
                                                       -------------
TOTAL INVESTMENTS (99.5%)
 (COST $220,594,874)...................                  225,016,811
OTHER ASSETS LESS LIABILITIES (0.5%)...                    1,191,434
                                                       -------------
NET ASSETS (100.0%)....................                $ 226,208,245
                                                       -------------
                                                       -------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES          VALUE
                                         ------------  ---------------
COMMON STOCKS (52.6%)
  BASIC INDUSTRIES & MANUFACTURING (6.1%)
    BUILDING & FORESTRY PRODUCTS (0.6%)
      CHAMPION INTERNATIONAL CORP......       60,100   $     2,877,287
      WILLAMETTE INDUSTRIES, INC.......       81,800         3,767,913
                                                       ---------------
                                                             6,645,200
                                                       ---------------
    CHEMICALS (1.1%)
      DOW CHEMICAL CO..................       19,400         2,461,375
      DU PONT (E.I.) DE NEMOURS &
       CO..............................       62,200         4,249,037
      PRAXAIR, INC.....................       86,400         4,228,200
                                                       ---------------
                                                            10,938,612
                                                       ---------------
    MACHINERY CAPITAL SPENDING (4.4%)
      ALLIEDSIGNAL, INC................       82,800         5,216,400
      COOPER INDUSTRIES, INC...........       58,200         3,026,400
      GENERAL ELECTRIC CO..............      166,500        18,814,500
      TYCO INTERNATIONAL LTD...........      189,226        17,929,164
                                                       ---------------
                                                            44,986,464
                                                       ---------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                     62,570,276
                                                       ---------------
  BUSINESS & CONSUMER SERVICES (4.0%)
    MEDIA & ENTERTAINMENT
     *AT&T CORP. -- LIBERTY MEDIA GROUP
       (CLASS A).......................      192,264         7,065,702
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................      118,800         8,189,775
      COMCAST CORP. (CLASS A
       SPECIAL)........................      139,200         5,350,500
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................      191,200         5,688,200
      NEWS CORP LTD. ADR...............      121,200         4,279,875
      TIME WARNER, INC.................      113,500         8,172,000
     *USA NETWORKS, INC................       42,200         1,693,275
                                                       ---------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                     40,439,327
                                                       ---------------
  CONSUMER CYCLICAL (5.6%)
    CONSUMER NON-DURABLE
     *BED, BATH & BEYOND, INC..........      217,800         8,385,300
      CARNIVAL CORP....................      135,200         6,557,200
     *CONSOLIDATED STORES CORP.........      282,300         7,622,100

                                            SHARES          VALUE
                                         ------------  ---------------
      COSTCO COMPANIES, INC............       11,400   $       912,712
      HOME DEPOT, INC..................       78,900         5,084,119
      LOWE'S COS., INC.................      145,000         8,219,687
      MATTEL, INC......................      106,500         2,815,594
      NIKE, INC. (CLASS B).............      143,800         9,104,338
     *OFFICE DEPOT, INC................      213,050         4,700,416
      ROYAL CARIBBEAN CRUISES LTD......       83,600         3,657,500
                                                       ---------------
    TOTAL CONSUMER CYCLICAL............                     57,058,966
                                                       ---------------
  CONSUMER STAPLES (8.5%)
    FOOD & HOUSEHOLD PRODUCTS (2.1%)
      AVON PRODUCTS, INC...............      126,300         7,009,650
      COLGATE-PALMOLIVE CO.............       28,000         2,765,000
      GILLETTE CO......................      160,500         6,580,500
     *SAFEWAY, INC.....................      103,200         5,108,400
                                                       ---------------
                                                            21,463,550
                                                       ---------------
    HEALTH (6.4%)
      AMERICAN HOME PRODUCTS CORP......      119,800         6,888,500
     *BOSTON SCIENTIFIC CORP...........      416,800        18,313,150
      BRISTOL-MYERS SQUIBB CO..........      157,800        11,115,037
     *GUIDANT CORP.....................      106,800         5,493,525
      PFIZER, INC......................       46,900         5,147,275
      SCHERING-PLOUGH CORP.............      144,800         7,674,400
      WARNER-LAMBERT CO................      156,700        10,871,063
                                                       ---------------
                                                            65,502,950
                                                       ---------------
    TOTAL CONSUMER STAPLES.............                     86,966,500
                                                       ---------------
  ENERGY (2.8%)
    DOMESTIC & INTERNATIONAL INTEGRATED (2.1%)
      EXXON CORP.......................       93,700         7,226,612
      MOBIL CORP.......................       76,800         7,603,200
      ROYAL DUTCH PETROLEUM CO.........       15,000           903,750
      TEXACO, INC......................       84,100         5,256,250
                                                       ---------------
                                                            20,989,812
                                                       ---------------
    ENERGY SERVICES (0.7%)
      BAKER HUGHES, INC................      135,500         4,539,250
     *BJ SERVICES CO...................       86,200         2,537,513
                                                       ---------------
                                                             7,076,763
                                                       ---------------
    TOTAL ENERGY.......................                     28,066,575
                                                       ---------------
  FINANCIAL (7.4%)
    AMERICAN EXPRESS CO................       61,700         8,028,712

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                            SHARES          VALUE
                                         ------------  ---------------
    COMMON STOCKS (CONT.)
      AMERICAN INTERNATIONAL GROUP,
       INC.............................       74,100   $     8,674,331
      BANK OF AMERICA CORP.............      122,400         8,973,450
      BANK ONE CORP....................       86,718         5,165,141
      CHASE MANHATTAN CORP.............       67,600         5,855,850
      CITIGROUP, INC...................      295,075        14,016,062
      FREDDIE MAC......................      156,100         9,053,800
     *GOLDMAN SACHS GROUP, INC.........        3,700           267,325
      KANSAS CITY SOUTHERN INDUSTRIES,
       INC.............................       33,000         2,105,813
      MORGAN STANLEY, DEAN WITTER &
       CO..............................       56,300         5,770,750
      TRAVELERS PROPERTY CASUALTY CORP.
       (CLASS A).......................      125,500         4,910,188
      U.S. BANCORP.....................       82,100         2,791,400
                                                       ---------------
    TOTAL FINANCIAL....................                     75,612,822
                                                       ---------------
  TECHNOLOGY (12.0%)
   *AMERICA ONLINE, INC................       55,800         6,165,900
   *APPLIED MATERIALS, INC.............       37,600         2,777,700
   *CISCO SYSTEMS, INC.................      164,550        10,582,622
   *COMPUTER SCIENCES CORP.............      182,900        12,654,394
   *GATEWAY, INC.......................       77,700         4,584,300
    INTEL CORP.........................      175,800        10,460,100
    INTERNATIONAL BUSINESS MACHINES
     CORP..............................       66,800         8,633,900
    LUCENT TECHNOLOGIES, INC...........      177,865        11,994,771
   *MICROSOFT CORP.....................      256,000        23,088,000
   *TELLABS, INC.......................      209,200        14,134,075
    TEXAS INSTRUMENTS, INC.............       62,700         9,091,500
   *XILINX, INC........................      149,300         8,547,425
                                                       ---------------
    TOTAL TECHNOLOGY...................                    122,714,687
                                                       ---------------
  TRANSPORTATION (0.5%)
    CANADIAN NATIONAL RAILWAY CO.......       75,000         5,025,000
                                                       ---------------
  UTILITIES (5.7%)
    COMMUNICATIONS
      ALLTEL CORP......................       90,600         6,477,900
      AMERITECH CORP...................       37,100         2,726,850
      FRONTIER CORP....................      157,800         9,310,200
     *MCI WORLDCOM, INC................      181,258        15,633,502
      SBC COMMUNICATIONS, INC..........      147,800         8,572,400
      SPRINT CORP. (FON GROUP).........       97,600         5,154,500

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
      VODAFONE AIRTOUCH PLC............       50,000   $     9,850,000
                                                       ---------------
    TOTAL UTILITIES....................                     57,725,352
                                                       ---------------
    TOTAL COMMON STOCKS
     (COST $361,870,475)...............                    536,179,505
                                                       ---------------
BONDS (44.6%)
U.S. GOVERNMENT SECURITIES (19.9%)
  U.S. TREASURY NOTES & BONDS (2.7%)
    U.S. TREASURY BONDS
      8.875% 08/15/2017................  $10,780,000        13,757,975
    U.S. TREASURY NOTES
      6.125% 12/31/2001................    2,000,000         2,023,750
      6.375% 08/15/2002................   11,300,000        11,526,000
                                                       ---------------
                                                            27,307,725
                                                       ---------------
  U.S. TREASURY STRIPS (1.4%)
      0.000% 05/15/2011................   29,550,000        14,181,932
                                                       ---------------
  U.S. AGENCY BONDS (1.7%)
    FEDERAL HOME LOAN BANK
        5.125% 02/26/2002..............   13,400,000        13,190,558
    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION
        6.000% 05/15/2008..............    4,000,000         3,879,360
                                                       ---------------
                                                            17,069,918
                                                       ---------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.1%)
      6.000% 04/15/2028 - 05/15/2029...   12,913,050        12,085,808
      6.500% 04/15/2028 - 05/15/2029...   15,183,215        14,637,568
      7.000% 01/15/2028 - 05/15/2029...   25,607,044        25,326,967
                                                       ---------------
                                                            52,050,343
                                                       ---------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.2%)
    FHA INSURED PROJECT POOL #55
        7.430% 04/01/2022..............    1,612,315         1,577,556
    FHA INSURED PROJECT POOL #53-43077
        9.125% 07/25/2033..............    1,092,301         1,138,724
                                                       ---------------
                                                             2,716,280
                                                       ---------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (8.8%)
    GNMA (0.9%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. B
        7.000% 08/20/2026..............    3,959,939         3,957,444

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. C
        7.000% 03/20/2027..............  $ 3,877,000   $     3,770,621
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-1 CL. A
        7.000% 01/20/2028..............    1,240,000         1,216,671
                                                       ---------------
                                                             8,944,736
                                                       ---------------
    FNMA (2.2%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-44 CL. VC
        6.500% 11/18/2015..............    2,620,000         2,547,742
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-10 CL. UU
        6.500% 01/25/2024..............    2,195,000         2,061,719
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-43 CL. E
        6.500% 02/25/2024..............    1,782,086         1,777,275
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026..............    8,820,000         8,752,347
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-61 CL. PK
        6.000% 12/25/2026..............    4,670,000         4,387,997
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-68 CL. PJ
        7.000% 10/18/2027..............    3,000,000         2,953,860
                                                       ---------------
                                                            22,480,940
                                                       ---------------
    FHLMC (5.6%)
      FHLMC GNMA MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES G40 CL. N
        6.500% 05/17/2021..............    5,792,516         5,728,059
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. VC
        7.550% 03/15/2012..............    2,950,000         3,042,129
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2120 CL. PJ
        6.000% 06/15/2014..............    3,070,000         3,001,423
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2153 CL. CC
        6.000% 08/15/2014..............  $ 2,160,000   $     2,112,909
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2116 CL. VC
        6.000% 11/15/2014..............    4,370,000         4,037,171
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2065 CL. PG
        6.000% 04/15/2021..............      570,000           564,112
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2104 CL. PD
        6.000% 05/15/2021..............    5,950,000         5,812,020
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1543 CL. XN
        7.000% 07/15/2023..............    5,617,000         5,572,289
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1763 CL. H
        8.250% 07/15/2023..............      130,000           133,208
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2103 CL. TC
        6.000% 11/15/2023..............    2,700,000         2,598,750
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2114 CL. PE
        6.000% 11/15/2023..............    7,817,000         7,540,189
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2065 CL. PB
        6.250% 01/15/2024..............      883,000           864,614
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2110 CL. PD
        6.000% 11/15/2026..............    2,940,000         2,764,983
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2114 CL. PF
        6.000% 04/15/2027..............    3,000,000         2,821,203

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2113 CL. MU
      6.500% 08/15/2027................  $11,400,000   $    11,064,549
                                                       ---------------
                                                            57,657,608
                                                       ---------------
    OTHER AGENCY CMO (0.1%)
      PUERTO RICO HOUSING FINANCE CORP.
       SERIES A CL. 4
        9.000% 07/20/2017..............      301,730           301,730
                                                       ---------------
    TOTAL AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS..............                     89,385,014
                                                       ---------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $206,558,558)...............                    202,711,212
                                                       ---------------
CORPORATE BONDS (16.9%)
  INDUSTRIAL (10.1%)
    BASIC INDUSTRY & MANUFACTURING (1.1%)
      ALUMINUM CO. OF AMERICA, SERIES B
        6.500% 06/15/2018..............    4,150,000         3,848,724
      TYCO INTERNATIONAL GROUP S.A.
        6.250% 06/15/2003..............    4,500,000         4,427,955
      UNITED TECHNOLOGIES CORP.
        6.500% 06/01/2009..............    2,500,000         2,446,400
                                                       ---------------
                                                            10,723,079
                                                       ---------------
    BUSINESS & CONSUMER SERVICES (1.5%)
      ALLIED WASTE NORTH AMERICA, INC.
        7.625% 01/01/2006..............    1,000,000           927,500
      COMCAST CORP.
        9.500% 01/15/2008..............    2,140,000         2,241,094
      JONES INTERCABLE, INC.
        8.875% 04/01/2007..............    1,435,000         1,564,150
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005..............      650,000           678,879
      SERVICE CORP. INTERNATIONAL
        6.300% 03/15/2003..............    5,000,000         4,855,250
      USA NETWORKS, INC.
        6.750% 11/15/2005..............    1,000,000           966,250
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
      USA WASTE SERVICES, INC.
        6.125% 07/15/2001..............  $ 4,450,000   $     4,417,648
                                                       ---------------
                                                            15,650,771
                                                       ---------------
    CONSUMER CYCLICAL (2.1%)
      FEDERATED DEPARTMENT STORES, INC.
        6.300% 04/01/2009..............    2,200,000         2,071,124
        6.900% 04/01/2029..............    1,525,000         1,398,211
      FORD MOTOR CREDIT CO.
        5.750% 02/23/2004..............    3,460,000         3,334,575
      HILTON HOTELS CORP.
        7.375% 06/01/2002..............    3,500,000         3,503,500
      LOWE'S COS., INC. (144A)
        6.500% 03/15/2029..............    2,450,000         2,186,534
      NORDSTROM, INC.
        5.625% 01/15/2009..............    3,125,000         2,839,188
      TRW, INC. (144A)
        6.625% 06/01/2004..............    5,300,000         5,240,375
      WAL-MART STORES, INC.
        5.850% 06/01/2000..............    1,050,000         1,051,764
                                                       ---------------
                                                            21,625,271
                                                       ---------------
    CONSUMER STAPLES (2.4%)
      AETNA SERVICES, INC.
        7.625% 08/15/2026..............    3,650,000         3,542,789
      AMERICAN HOME PRODUCTS CORP.
        7.700% 02/15/2000..............    2,975,000         3,013,020
      AMGEN, INC.
        8.125% 04/01/2097..............    2,550,000         2,626,077
      COCA-COLA ENTERPRISES, INC.
        6.750% 01/15/2038..............    4,150,000         3,813,405
      MONSANTO CO. (144A)
        5.750% 12/01/2005..............    4,850,000         4,604,541
      PHILIP MORRIS COS., INC.
        8.750% 06/01/2001..............    5,300,000         5,517,512
      WESTPOINT STEVENS, INC.
        7.875% 06/15/2005..............    1,575,000         1,539,563
                                                       ---------------
                                                            24,656,907
                                                       ---------------
    ENERGY (1.7%)
      COASTAL CORP.
        6.500% 05/15/2006..............    5,250,000         5,084,468
      CONOCO, INC.
        5.900% 04/15/2004..............    1,000,000           975,780

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
    CORPORATE BONDS (cont.)
      EDISON MISSION ENERGY (144A)
        7.730% 06/15/2009..............  $ 3,200,000   $     3,241,696
      GULF CANADA RESOURCES LTD.
        9.625% 07/01/2005..............    2,500,000         2,550,000
      OCCIDENTAL PETROLEUM CORP.
        6.400% 04/01/2003..............    5,000,000         4,890,000
                                                       ---------------
                                                            16,741,944
                                                       ---------------
    TECHNOLOGY (0.9%)
      INTERNATIONAL BUSINESS MACHINES
       CORP.
        5.375% 02/01/2009..............    5,000,000         4,549,650
      RAYTHEON CO.
        6.300% 08/15/2000..............    4,300,000         4,312,427
                                                       ---------------
                                                             8,862,077
                                                       ---------------
    TRANSPORTATION (0.4%)
      ALLIED HOLDING, INC. SERIES B
        8.625% 10/01/2007..............      500,000           475,000
      CANADIAN NATIONAL RAILWAY CO.
        6.450% 07/15/2006..............      675,000           653,096
      FEDERAL EXPRESS CORP. PASS THRU
       TRUST SERIES 1997-1C
        7.650% 01/15/2014..............    2,089,885         2,090,094
      TEEKAY SHIPPING CORP. GTD. 1ST
       PFD. SHIP. MTG. NOTES
        8.320% 02/01/2008..............    1,000,000           940,000
                                                       ---------------
                                                             4,158,190
                                                       ---------------
    TOTAL INDUSTRIAL...................                    102,418,239
                                                       ---------------
    FINANCIAL (3.3%)
      FINANCE (1.6%)
        DIAGEO CAPITAL PLC (144A)
          6.625% 06/24/2004............    6,000,000         6,007,500
        HARTFORD LIFE, INC.
          7.650% 06/15/2027............    2,555,000         2,633,492
        MERRILL LYNCH & CO. MEDIUM TERM
         NOTES, SERIES B
          5.710% 01/15/2002............    3,725,000         3,669,348
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
        MORGAN STANLEY DEAN WITTER
         DISCOVER & CO. MEDIUM TERM
         NOTES
          5.750% 02/15/2001............  $ 2,100,000   $     2,086,812
        TRAVELERS PROPERTY CASUALTY
         CORP.
          6.750% 11/15/2006............    2,350,000         2,298,888
                                                       ---------------
                                                            16,696,040
                                                       ---------------
    BANKS-DOMESTIC (1.1%)
      FIRST SECURITY CORP.
        5.875% 11/01/2003..............    1,325,000         1,273,603
      MELLON FINANCIAL CO.
        5.750% 11/15/2003..............    3,725,000         3,592,390
      WACHOVIA CORP.
        5.625% 12/15/2008..............    6,600,000         5,991,744
                                                       ---------------
                                                            10,857,737
                                                       ---------------
    BANKS-FOREIGN (0.6%)
      ABBEY NATIONAL PLC
        6.690% 10/17/2005..............    3,000,000         2,950,740
      ABN AMRO BANK N. V. CHICAGO
        7.250% 05/31/2005..............    3,575,000         3,612,609
                                                       ---------------
                                                             6,563,349
                                                       ---------------
    TOTAL FINANCIAL....................                     34,117,126
                                                       ---------------
  UTILITIES (2.7%)
    ELECTRIC (1.8%)
      ARIZONA PUBLIC SERVICE CO.
        5.875% 02/15/2004..............    4,100,000         3,956,500
      MIDAMERICAN FUNDING CORP. (144A)
        5.850% 03/01/2001..............    7,675,000         7,607,844
      NATIONAL RURAL UTILITIES
       COOPERATIVE FINANCE CORP.
        6.550% 11/01/2018..............    2,550,000         2,381,167
      TXU EASTERN FUNDING CO. (144A)
        6.450% 05/15/2005..............    5,200,000         5,023,304
                                                       ---------------
                                                            18,968,815
                                                       ---------------
    GAS PIPELINES (0.4%)
      K N ENERGY, INC.
        6.650% 03/01/2005..............    4,075,000         3,872,391
                                                       ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
CORPORATE BONDS (CONTINUED)
    TELECOMMUNICATIONS (0.5%)
      MCI WORLDCOM, INC.
        6.250% 08/15/2003..............  $ 2,100,000   $     2,072,133
      TCI COMMUNICATIONS, INC.
        8.000% 08/01/2005..............    1,900,000         2,022,550
      WORLDCOM, INC.
        8.875% 01/15/2006..............    1,000,000         1,064,620
                                                       ---------------
                                                             5,159,303
                                                       ---------------
    TOTAL UTILITIES....................                     28,000,509
                                                       ---------------
  YANKEE (0.8%)
    CANADIAN PROVINCE (0.5%)
      QUEBEC PROVINCE
        6.500% 01/17/2006..............    3,100,000         3,047,455
        7.125% 02/09/2024..............    2,000,000         1,958,298
                                                       ---------------
                                                             5,005,753
                                                       ---------------
    OTHER (0.3%)
      KOREA DEVELOPMENT BANK
        6.500% 11/15/2002..............      775,000           742,993
        7.125% 04/22/2004..............    2,375,000         2,318,843
                                                       ---------------
                                                             3,061,836
                                                       ---------------
    TOTAL YANKEE.......................                      8,067,589
                                                       ---------------
    TOTAL CORPORATE BONDS
     (COST $177,414,935)...............                    172,603,463
                                                       ---------------
  OTHER SECURITIZED LOANS (7.6%)
    ASSET BACKED SECURITIES (3.2%)
      CITYSCAPE HOME EQUITY LOAN TRUST
       SERIES 1997-B CL. A-7
        7.410% 05/25/2028..............    4,150,000         4,192,724
      CITYSCAPE HOME LOAN OWNER TRUST
       SERIES 1997-4 CL. A-4
        7.440% 10/25/2018..............    4,000,000         3,972,546
      IMC HOME EQUITY LOAN TRUST SERIES
       1997-3 CL. A-6
        7.520% 08/20/2028..............    2,310,000         2,364,285
      NEW CENTURY HOME EQUITY LOAN
       TRUST SERIES 1997-NC5 CL. A-4
        6.780% 08/25/2025..............    1,190,000         1,193,838
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
      NEW CENTURY HOME EQUITY LOAN
       TRUST SERIES 1997-NC5 CL. A-5
        7.130% 10/25/2028..............  $11,760,000   $    11,824,621
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII, INC. SERIES
       1996-LB2 CL. A-8
        7.800% 10/25/2026..............    2,650,000         2,733,939
      THE MONEY STORE RESIDENTIAL TRUST
       SERIES 1997-II CL. A-4
        7.385% 03/15/2029..............    3,862,000         3,914,678
      UCFC FUNDING CORP. SERIES 1997-1
       CL. A-3
        7.055% 09/15/2013..............    1,790,000         1,802,980
                                                       ---------------
                                                            31,999,611
                                                       ---------------
    COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)
      BEAR STEARNS MORTGAGE SECURITIES,
       INC. SERIES 1996-2 CL. A-1
        5.683% 01/25/2025..............    3,713,679         3,496,288
      CMC SECURITIES CORP. IV SERIES
       1997-2 CL. IA-12
        7.250% 11/25/2027..............    6,675,000         6,737,007
      DLJ MORTGAGE ACCEPTANCE CORP.
       SERIES 1998-2 CL. 2-A-8
        6.800% 06/25/2028..............    3,720,000         3,612,729
      FIRST ALLIANCE MORTGAGE TRUST
       SERIES 1996-1 CL. A-1
        7.340% 06/20/2027..............      904,610           914,644
      FIRST UNION RESIDENTIAL
       SECURITIZATION TRANSACTIONS,
       INC. SERIES 1998-A CL. A-3
        7.000% 08/25/2028..............    1,510,000         1,468,875
      HEADLANDS MORTGAGE SECURITIES,
       INC. SERIES 1997-3 CL. 1-A-6
        7.000% 07/25/2027..............    5,360,000         5,370,637
      MORTGAGE OBLIGATION STRUCTURED
       TRUST (144A) SERIES 1993-1 CL.
       B1
        10.617% 10/25/2018.............    1,436,310         1,458,752

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
    CORPORATE BONDS (cont.)
      PNC MORTGAGE SECURITIES CORP.
       SERIES 1997-4 CL. 2PP-2
        7.500% 07/25/2027..............  $ 2,750,000   $     2,784,979
      SACO I, INC. (144A) SERIES 1995-1
       CL. A
        5.913% 09/25/2024..............    2,088,658         2,021,472
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII SERIES 1998-AQ1
       CL. A-5
        7.150% 06/25/2028..............    3,000,000         3,020,078
      STRUCTURED ASSET MORTGAGE
       INVESTMENTS, INC. SERIES 1998-8
       CL. 1-8-A
        7.000% 07/25/2028..............    1,634,000         1,608,873
                                                       ---------------
                                                            32,494,334
                                                       ---------------
    COMMERCIAL MORTGAGE BACKED SECURITIES (1.2%)
      COMMERCIAL CAPITAL ACCESS ONE,
       INC. (144A) SERIES 3 CL. A-2
        6.615% 11/15/2028..............    6,460,000         6,235,192
      CREDIT SUISSE FIRST BOSTON
       MORTGAGE SECURITIES CORP. SERIES
       1998-C1 CL. A1B
        6.480% 05/17/2008..............    2,860,000         2,793,682
      NATIONSLINK FUNDING CORP. SERIES
       1999-SL CL. A5
        6.888% 06/10/2007..............    2,230,000         2,210,487
      NOMURA ASSET SECURITIES CORP.
       SERIES 1994-MD1 CL. A-1B
        7.715% 03/15/2018..............    1,358,806         1,382,440
                                                       ---------------
                                                            12,621,801
                                                       ---------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $77,669,696)................                     77,115,746
                                                       ---------------
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
CORPORATE BONDS (CONTINUED)
  TAXABLE MUNICIPAL BONDS (0.2%)
    CHICAGO IL. TAX INCREMENT
     ALLOCATION CENTRAL LOOP B
      6.375% 06/01/2003
       (COST $2,327,535)...............  $ 2,250,000   $     2,252,813
                                                       ---------------
    TOTAL BONDS
     (COST $463,970,724)...............                    454,683,234
                                                       ---------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $825,841,199)...............                    990,862,739
                                                       ---------------
REPURCHASE AGREEMENT (0.9%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $8,707,549.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005.
     (COST $8,706,352).................    8,706,352         8,706,352
                                                       ---------------
TOTAL INVESTMENTS (98.1%)
 (COST $834,547,551)...................                    999,569,091
OTHER ASSETS LESS LIABILITIES (1.9%)...                     19,373,044
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,018,942,135
                                                       ---------------
                                                       ---------------

 *   Non-income producing.

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------                                                    --------------

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT        VALUE
                                         ------------  ------------
U.S. TREASURY NOTES (96.6%)
      6.750% 04/30/2000................  $  4,725,000  $  4,782,588
      4.000% 10/31/2000................     5,650,000     5,547,594
      4.625% 12/31/2000................     5,950,000     5,880,274
      6.625% 06/30/2001................     9,325,000     9,511,500
      6.375% 09/30/2001................     6,525,000     6,632,049
      6.125% 12/31/2001................     5,500,000     5,565,312
                                                       ------------
    TOTAL U.S. TREASURY NOTES
     (COST $38,395,671)................                  37,919,317
REPURCHASE AGREEMENT (3.1%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $1,221,090.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005.
     (COST $1,220,922).................     1,220,922     1,220,922
                                                       ------------
TOTAL INVESTMENTS (99.7%)
 (COST $39,616,593)....................                  39,140,239
OTHER ASSETS LESS LIABILITIES (0.3%)...                      96,774
                                                       ------------
NET ASSETS (100.0%)....................                $ 39,237,013
                                                       ------------
                                                       ------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
U.S. GOVERNMENT SECURITIES (47.5%)
  U.S. TREASURY NOTES & BONDS (3.6%)
    U.S. TREASURY BONDS
      8.875% 08/15/2017................  $ 6,050,000   $   7,721,313
    U.S. TREASURY NOTES
      5.375% 07/31/2000................    7,000,000       6,996,719
      6.125% 12/31/2001................      505,000         510,997
                                                       -------------
                                                          15,229,029
                                                       -------------
  U.S. TREASURY STRIPS (3.0%)
      0.000% 05/15/2011................   26,950,000      12,934,114
                                                       -------------
  U.S. AGENCY BONDS (3.9%)
    FEDERAL HOME LOAN BANK
      5.125% 02/26/2002................   13,225,000      13,018,293
    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION
      6.000% 05/15/2008................    4,000,000       3,879,360
                                                       -------------
                                                          16,897,653
                                                       -------------
  GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA) (12.7%)
      6.000% 01/15/2029 - 02/15/2029...    5,309,583       4,969,438
      6.500% 09/15/2028 - 06/15/2029...   30,143,711      29,060,421
      7.000% 11/15/2027 - 02/15/2029...   20,397,767      20,174,667
                                                       -------------
                                                          54,204,526
                                                       -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.7%)
    FHA INSURED PROJECT POOL
      #051-11078
       8.350% 04/01/2030...............    2,196,607       2,290,868
    FHA INSURED PROJECT POOL
      #092-35499
       8.450% 11/15/2031...............      783,134         808,586
                                                       -------------
                                                           3,099,454
                                                       -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (23.6%)
    GNMA (3.7%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-20 CL. B
        7.000% 3/20/2026...............    2,066,000       2,040,206
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-1 CL. A
        7.000% 01/20/2028..............    2,050,000       2,011,432

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-13 CL. PC
        6.000% 03/20/2028..............  $ 5,080,000   $   4,753,610
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1999-23 CL. VC
        6.500% 06/01/2029..............    7,478,000       7,154,950
                                                       -------------
                                                          15,960,198
                                                       -------------
  FNMA (6.5%)
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1994-10 CL. KC
      6.500% 10/25/2010................    1,941,125       1,900,257
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1998-44 CL. VC
      6.500% 11/18/2015................    4,127,564       4,013,728
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1998-49 CL. TD
      6.250% 12/18/2023................    6,080,000       5,947,456
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1999-19 CL. PF
      6.000% 06/25/2024................    1,000,000         962,079
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1997-63 CL. PH
      7.000% 07/18/2026................    7,540,000       7,482,165
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1997-75 CL. B
      6.500% 09/18/2026................    3,220,660       3,133,078
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1998-61 CL. PK
      6.000% 12/25/2026................    2,530,000       2,377,223
    FNMA GTD. REMIC PASS THRU CTF.
     REMIC TR. 1997-38 CL. H
      7.500% 05/17/2027................    1,916,000       1,940,544
                                                       -------------
                                                          27,756,530
                                                       -------------
  FHLMC (13.3%)
    FHLMC GNMA MULTICLASS MTG. PARTN.
     CTFS. GTD. SERIES G40 CL. N
      6.500% 05/17/2021................    3,791,758       3,749,565
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2116 CL. VC
      6.000% 11/15/2014................    6,280,000       5,801,701
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2121 CL. TD
      6.000% 05/15/2015................    2,650,000       2,573,999

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2065 CL. PG
      6.000% 04/15/2021................  $   740,000   $     732,357
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2104 CL. PD
      6.000% 05/15/2021................    3,800,000       3,711,878
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1558 CL. C
      6.500% 07/15/2023................    2,141,000       2,105,532
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1763 CL. H
      8.250% 07/15/2023................      692,000         709,079
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2103 CL. TC
      6.000% 11/15/2023................    2,455,000       2,362,937
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2065 CL. PB
      6.250% 01/15/2024................    1,050,000       1,028,137
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2131 CL. BD
      6.000% 07/15/2024................    2,030,000       1,957,001
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2155 CL. PM
      6.000% 04/15/2025................    4,560,000       4,369,711
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2068 CL. CL
      6.500% 03/15/2026................    4,016,000       3,906,429
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2110 CL. PD
      6.000% 11/15/2026................    5,740,000       5,398,300
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2091 CL. PF
      6.000% 02/15/2027................    4,482,000       4,217,645
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2114 CL. PF
      6.000% 04/15/2027................    2,480,000       2,332,195
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2118 CL. QD
      6.500% 10/15/2027................    5,290,000       5,134,772
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2132 CL. PD
      6.000% 11/15/2027................    4,370,000       4,108,004
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2131 CL. BE
      6.000% 11/15/2027................  $ 3,070,000   $   2,878,547
                                                       -------------
                                                          57,077,789
                                                       -------------
  OTHER AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS (0.1%)
    PUERTO RICO HOUSING FINANCE CORP.
     SERIES A CL. 4
      9.000% 07/20/2017................      546,377         546,377
                                                       -------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $207,300,174)...............                  203,705,670
                                                       -------------
CORPORATE BONDS (37.4%)
  INDUSTRIAL (23.9%)
    BASIC INDUSTRY & MANUFACTURING (5.1%)
      FOSTER WHEELER CORP.
        6.750% 11/15/2005..............    3,025,000       2,681,027
      GENERAL ELECTRIC CAPITAL CORP.
       MEDIUM TERM NOTES
        5.650% 03/31/2003..............    5,400,000       5,268,780
      ICI WILMINGTON, INC.
        7.050% 09/15/2007..............    3,805,000       3,736,700
      PRECISION CASTPARTS CORP.
        6.750 12/15/2007...............    1,650,000       1,563,095
      TYCO INTERNATIONAL GROUP S.A.
        6.125% 06/15/2001..............      500,000         498,510
        6.250% 06/15/2003..............    5,575,000       5,485,744
      UNITED TECHNOLOGIES CORP.
        6.500% 06/01/2009..............    2,500,000       2,446,400
                                                       -------------
                                                          21,680,256
                                                       -------------
    BUSINESS & CONSUMER SERVICES (0.7%)
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
        8.625% 03/15/2005..............      300,000         303,000
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005..............    1,350,000       1,409,980
      NEWS CORPORATION LTD.
        8.750% 02/15/2006..............    1,250,000       1,318,750
                                                       -------------
                                                           3,031,730
                                                       -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
CORPORATE BONDS (CONTINUED)
  CONSUMER CYCLICAL (5.8%)
    FEDERATED DEPARTMENT STORES, INC.
      6.300% 04/01/2009................  $ 1,000,000   $     941,420
      6.900% 04/01/2029................      775,000         710,566
    GENERAL MOTORS ACCEPTANCE CORP.
      6.850% 06/17/2004................    3,975,000       4,006,681
    HILTON HOTELS CORP.
      7.375% 06/01/2002................    4,000,000       4,004,000
    KROGER CO. (144A)
      6.340% 06/01/2001................    4,350,000       4,352,567
    LOWE'S COS., INC. (144A)
      6.500% 03/15/2029................    2,200,000       1,963,418
    SEARS ROEBUCK ACCEPTANCE CORP.
     MEDIUM TERM NOTES
      6.400% 10/11/2000................    4,525,000       4,548,621
    TRW, INC. (144A)
      6.625% 06/01/2004................    4,500,000       4,449,375
                                                       -------------
                                                          24,976,648
                                                       -------------
  CONSUMER STAPLES (6.9%)
    AETNA SERVICES, INC.
      7.625% 08/15/2026................    2,000,000       1,941,254
    ANHEUSER-BUSCH COS., INC.
      5.750% 04/01/2010................    4,800,000       4,432,656
    COCA-COLA ENTERPRISES, INC.
      6.750% 01/15/2038................    3,850,000       3,537,737
    DIAGEO CAPITAL PLC
      6.625% 06/04/2004................    4,550,000       4,555,688
    NABISCO, INC.
      6.000% 02/15/2001................    1,875,000       1,857,487
      6.700% 06/15/2002................    3,750,000       3,733,575
    PEPSI BOTTLING HOLDINGS, INC.
     (144A)
      5.625% 02/17/2009................    5,000,000       4,559,200
    PROCTER & GAMBLE CO.
      5.250% 09/15/2003................    3,965,000       3,809,057
    TENET HEALTHCARE CORP.
      8.625% 12/01/2003................      990,000         994,950
                                                       -------------
                                                          29,421,604
                                                       -------------
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
  ENERGY (3.0%)
    ANADARKO PETROLEUM CORP.
      6.625% 01/15/2028................  $ 3,125,000   $   2,726,966
    CONOCO, INC.
      6.350% 04/15/2009................    3,200,000       3,071,392
    GULF CANADA RESOURCES LTD.
      9.625% 07/01/2005................    1,900,000       1,938,000
    NOBLE AFFILIATES, INC.
      7.250% 08/01/2097................    2,825,000       2,441,601
    SANTA FE SNYDER CORP.
      8.050% 06/15/2004................    2,700,000       2,683,125
                                                       -------------
                                                          12,861,084
                                                       -------------
  TECHNOLOGY (1.9%)
    INTERNATIONAL BUSINESS MACHINES
     CORP.
      5.375% 02/01/2009................    5,000,000       4,549,650
    RAYTHEON CO.
      5.700% 11/01/2003................    3,875,000       3,755,689
                                                       -------------
                                                           8,305,339
                                                       -------------
  TRANSPORTATION (0.5%)
    FEDERAL EXPRESS CORP. PASS THRU
     TRUST SERIES 1997-1C
      7.650% 01/15/2014................    2,184,880       2,185,098
                                                       -------------
  FINANCIAL (4.7%)
    FINANCE (1.6%)
      CIT GROUP, INC. MEDIUM TERM NOTE
        5.800% 03/26/2002..............    2,200,000       2,157,056
      EQUITABLE COS., INC.
        9.000% 12/15/2004..............      905,000         989,572
      GOLDMAN SACHS GROUP L.P. (144A)
        7.200% 03/01/2007..............    3,700,000       3,708,917
                                                       -------------
                                                           6,855,545
                                                       -------------
    BANKS-DOMESTIC (1.5%)
      AMSOUTH BANK N.A. BIRMINGHAM
        6.450% 02/01/2008..............    3,100,000       2,929,748
      BANK OF AMERICA CORP.
        5.875% 02/15/2009..............    3,980,000       3,653,998

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
CORPORATE BONDS (CONTINUED)
      WACHOVIA CORP.
        6.700% 06/21/2004..............  $    60,000   $      60,391
                                                       -------------
                                                           6,644,137
                                                       -------------
    BANKS-FOREIGN (0.4%)
      SWISS BANK CORP. N.Y.
        7.250% 09/01/2006..............    1,825,000       1,836,260
                                                       -------------
    REAL ESTATE INVESTMENT TRUSTS (1.2%)
      EOP OPERATING L.P.
        6.376% 02/15/2002..............    3,125,000       3,076,031
      SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003..............    2,050,000       1,999,673
                                                       -------------
                                                           5,075,704
                                                       -------------
  UTILITIES (5.7%)
    ELECTRIC (3.0%)
      CALPINE CORP.
        8.750% 07/15/2007..............    1,000,000         988,830
      NATIONAL RURAL UTILITIES
       COOPERATIVE FINANCE CORP.
        6.550% 11/01/2018..............    2,215,000       2,068,347
      NIAGARA MOHAWK POWER CORP. SERIES
       D
        7.250% 10/01/2002..............    1,950,000       1,961,232
      NORTHERN INDIANA PUBLIC SERVICE
       CO. MEDIUM TERM NOTES
        6.750% 06/01/2000..............    2,500,000       2,517,725
        6.900% 06/01/2000..............    1,250,000       1,260,487
      TXU EASTERN FUNDING CO. (144A)
        6.450% 05/15/2005..............    4,200,000       4,057,284
                                                       -------------
                                                          12,853,905
                                                       -------------
    GAS PIPELINES (0.5%)
      ENRON CORP.
        7.375% 05/15/2019..............    2,220,000       2,165,029
                                                       -------------
    TELECOMMUNICATIONS (2.2%)
      FLAG LTD.
        8.250% 01/30/2008..............      500,000         466,250
      MCI COMMUNICATIONS CORP.
        6.125% 04/15/2002..............    4,755,000       4,723,427
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
      US WEST CAPITAL FUNDING, INC.
        6.375% 07/15/2008..............  $ 3,275,000   $   3,081,939
      WORLDCOM, INC.
        8.875% 01/15/2006..............      900,000         958,158
                                                       -------------
                                                           9,229,774
                                                       -------------
  YANKEE (3.1%)
    CANADIAN PROVINCE (1.1%)
      QUEBEC PROVINCE
        7.000% 01/30/2007..............    2,490,000       2,506,683
        7.125% 02/09/2024..............    2,400,000       2,349,958
                                                       -------------
                                                           4,856,641
                                                       -------------
    OTHER (2.0%)
      AFRICAN DEVELOPMENT BANK MEDIUM
       TERM NOTES
        8.625% 05/01/2001..............    5,300,000       5,531,716
      KOREA DEVELOPMENT BANK
        6.500% 11/15/2002..............      675,000         647,123
        7.125% 04/22/2004..............    2,525,000       2,465,296
                                                       -------------
                                                           8,644,135
                                                       -------------
    TOTAL CORPORATE BONDS
     (COST $165,134,008)...............                  160,622,889
                                                       -------------
OTHER SECURITIZED LOANS (12.2%)
  ASSET BACKED SECURITIES (4.4%)
    CITYSCAPE HOME LOAN OWNER TRUST
     SERIES 1997-4 CL. A-4
      7.440% 10/25/2018................    3,400,000       3,376,664
    EMPIRE FUNDING HOME LOAN OWNER
     TRUST SERIES 1997-2 CL. A-5
      7.960% 09/25/2023................    2,946,000       3,020,421
    IMC HOME EQUITY LOAN TRUST SERIES
     1997-3 CL. A-6
      7.520% 08/20/2028................    2,520,000       2,579,220
    SALOMON BROTHERS MORTGAGE
     SECURITIES VII, INC. SERIES
     1996-LB2 CL. A-8
      7.800% 10/25/2026................    1,000,000       1,031,675
    SAXON ASSET SECURITIES CO. SERIES
     1996-1 CL. A-2
      8.060% 09/25/2027................    6,380,000       6,568,118

                 See Accompanying Notes to Financial Statements

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       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
OTHER SECURITIZED LOANS (CONTINUED)
    STRUCTURED ASSET SECURITIES CORP.
     SERIES 1997-4 CL. 2-A2
      7.000% 12/25/2027................  $ 2,332,920   $   2,341,772
                                                       -------------
                                                          18,917,870
                                                       -------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%)
    BEAR STEARNS MORTGAGE SECURITIES,
     INC. SERIES 1996-2 CL. A-1
      5.683% 01/25/2025................    3,530,082       3,323,439
    CMC SECURITIES CORP. IV SERIES
     1997-2 CL. IA-12
      7.250% 11/25/2027................    3,150,000       3,179,262
    DLJ MORTGAGE ACCEPTANCE CORP.
     (144A) SERIES 1999-B CL. A-1
      6.854% 08/28/2029................    2,300,697       2,191,473
    DLJ MORTGAGE ACCEPTANCE CORP.
     SERIES 1998-2 CL. 2-A-8
      6.800% 06/25/2028................    4,370,000       4,243,986
    MORTGAGE OBLIGATION STRUCTURED
     TRUST (144A) SERIES 1993-1 CL. B1
      10.617% 10/25/2018...............    1,095,126       1,112,238
    PNC MORTGAGE SECURITIES CORP.
     SERVICE 1997-4 CL. 2PP-2
      7.500% 07/25/2027................    3,095,000       3,134,367
    RESIDENTIAL FUNDING MORTGAGE
     SECURITIES, INC. SERIES 1993-S45
     CL. A-10
      8.000% 12/25/2023................      858,073         870,137
    SALOMON BROTHERS MORTGAGE
     SECURITIES VII SERIES 1998-AQ1 CL.
     A-5
      7.150% 06/25/2028................    1,860,000       1,872,448
    STRUCTURED ASSET MORTGAGE
     INVESTMENTS, INC. SERIES 1998-8
     CL. 1-8-A
      7.000% 07/25/2028................    2,000,000       1,969,245
                                                       -------------
                                                          21,896,595
                                                       -------------
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                         ------------  -------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (2.7%)
    COMMERCIAL CAPITAL ACCESS ONE, INC.
     (144A) SERIES 3 CL. A-2
      6.615% 11/15/2028................  $ 5,600,000   $   5,405,120
    CREDIT SUISSE FIRST BOSTON MORTGAGE
     SECURITIES CORP. SERIES 1998-C1
     CL. A1B
      6.480% 05/17/2008................    6,140,000       5,997,625
                                                       -------------
                                                          11,402,745
                                                       -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $52,611,279)................                   52,217,210
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $425,045,461)...............                  416,545,769
                                                       -------------
REPURCHASE AGREEMENT (2.7%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $11,490,975.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005.
     (COST $11,489,395)................   11,489,395      11,489,395
                                                       -------------
TOTAL INVESTMENTS (99.8%)
 (COST $436,534,856)...................                  428,035,164
OTHER ASSETS LESS LIABILITIES (0.2%)...                      932,526
                                                       -------------
NET ASSETS (100.0%)....................                $ 428,967,690
                                                       -------------
                                                       -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------                                                  ---------------

               -- COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
GENERAL OBLIGATION BONDS (30.6%)
GENERAL OBLIGATION (11.6%)
    CLARK COUNTY NEVADA SCHOOL DISTRICT
     COMP INTEREST SERIES B
      0.000% 06/01/2003................  $100,000   $    83,875
    DAVENPORT IOWA SERIES B
      5.125% 06/01/2010................  100,000         99,875
    GRANDVILLE MICHIGAN PUBLIC SCHOOL
     DISTRICT
      4.750% 05/01/2011................  100,000         96,500
    KING COUNTY WASHINGTON SCHOOL
     DISTRICT #415 KENT SERIES B
      6.000% 12/01/2008................  100,000        107,625
    MILWAUKEE COUNTY WISCONSIN
     CORPORATE PURPOSE-SERIES A
      5.000% 10/01/2010................  100,000         98,625
    ROSEBURG OREGON URBAN SANITATION
     AUTHORITY
      5.400% 09/01/2002................  100,000        102,500
    TEXAS STATE REFUNDING SERIES A
      6.000% 10/01/2005................  100,000        107,750
    THURSTON COUNTY WASHINGTON SCHOOL
     DISTRICT #401 ROCHESTER
      4.800% 12/01/2007................   55,000         54,587
    TOPPENISH WASHINGTON
      4.600% 12/01/2006................   65,000         63,050
                                                    -----------
                                                        814,387
                                                    -----------
OREGON GENERAL OBLIGATION (0.7%)
    REDMOND OREGON REFUNDING CITY OF
     REDMOND AIRPORT IMPROVEMENT
     PROJECT
      4.500% 05/01/2007................   50,000         48,375
                                                    -----------
INSURED GENERAL OBLIGATION (18.3%)
    ARLINGTON TEXAS INDEPENDENT SCHOOL
     DISTRICT CAPITAL
     APPRECIATION-REFUNDING
      0.000% 02/15/2007................  150,000        102,750
    BATTLE CREEK MICHIGAN TAX INCREMENT
      5.250% 05/01/2012................  100,000        100,625

                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
    BURLINGTON AREA WISCONSIN SCHOOL
     DISTRICT
      4.900% 04/01/2016................  $100,000   $    94,750
    CHICAGO ILLINOIS TAX INCREMENT
     ALLOCATION-NEAR SOUTH
     REDEVELOPEMENT PJ-A
      5.000% 11/15/2012................  200,000        195,250
    DU PAGE & WILL COMMUNITY SCHOOL
     DISTRICT #204 INDIAN PRAIRIE
     SERIES B
      5.000% 12/30/2009................  100,000        100,000
    MADISON COUNTY ILLINOIS COMMUNITY
     UNIT SCHOOL DISTRICT #002 TRIAD
     REFUNDING
      4.900% 01/01/2013................  100,000         96,125
    OAK HILLS OHIO LOCAL SCHOOL
     DISTRICT
      7.200% 12/01/2009................  100,000        117,625
    OKLAHOMA COUNTY OKLAHOMA
     INDEPENDENT SCHOOL DISTRICT #012
     EDMOND BUILDING-SERIES B
      4.700% 08/01/2005................  100,000        101,000
    ORLEANS PARISH LOUISIANA PARISHWIDE
     SCHOOL DISTRICT SERIES A
      5.125% 09/01/2016................  100,000         97,750
    PORT OF OLYMPIA WASHINGTON AD
     VALOREM TAX SERIES B
      5.000% 12/01/2005................  100,000        101,250
    UNITED INDEPENDENT SCHOOL DISTRICT
     TEXAS
      5.350% 08/15/2015................  100,000        100,125
    WILL COUNTY ILLINOIS FOREST
     PRESERVATION DISTRICT SERIES B
      0.000% 12/01/2011................  150,000         78,375
                                                    -----------
                                                      1,285,625
                                                    -----------
    TOTAL GENERAL OBLIGATION BONDS
     (COST $2,186,510).................               2,148,387
                                                    -----------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------                                                  ---------------

               -- COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
REVENUE BONDS (59.5%)
REVENUE (21.2%)
    CALIFORNIA HEALTH FACILITIES
     FINANCE AUTHORITY KAISER
     PERMANENTE-SERIES B
      5.000% 10/01/2008................  $100,000   $    99,000
    COLORADO HOUSING FINANCIAL
     AUTHORITY SINGLE FAMILY PG-SUB-B
      4.875% 04/01/2007................  100,000         99,625
    IDAHO HEALTH FACILITIES AUTHORITY
     BINGHAM MEMORIAL HOSPITAL PROJECT
      5.850% 03/01/2019................  100,000         97,875
    INDIANA STATE EDUCATIONAL
     FACILITIES AUTHORITY EDUCATIONAL
     FACILITIES-UNIVERSITY INDIANAPOLIS
     PROJECT
      5.600% 10/01/2014................  100,000        100,125
    INDIANA TRANSPORTATION FINANCIAL
     AUTHORITY AIRPORT FACILITIES LEASE
     SERIES A
      5.500% 11/01/2017................  100,000        100,000
    JEFFERSON COUNTY WASHINGTON PUBLIC
     UTILITY DISTRICT #1 WATER & SEWER
      5.250% 05/01/2016................   50,000         47,438
    JEFFERSON COUNTY WASHINGTON PUBLIC
     UTILITY DISTRICT #1 WATER & SEWER
      5.250% 05/01/2017................   50,000         47,562
    JONES COUNTY MISSISSIPPI HOSPITAL
     REFUNDING-SOUTH CENTRAL REGIONAL
     MEDICAL CENTER
      4.900% 12/01/2004................  100,000         99,000
    MARYLAND STATE ECONOMIC
     DEVELOPEMENT CORP. STUDENT HOUSING
     COLLEGIATE HOUSING-TOWSON-SERIES A
      5.750% 06/01/2029................  100,000         99,000
                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
    MONTGOMERY COUNTY TENNESSE HEALTH
     EDUCATIONAL & HOUSING FACILITY
     BOARD HOSPITAL REFUNDING &
     IMPROVEMENT-CLARKSVILLE REGIONAL
      5.375% 01/01/2018................  $100,000   $    93,500
    NEW YORK STATE URBAN DEVELOPMENT
     CORPORATION REFUNDING-CORRECTIONAL
     CAPITAL FACILITIES-A
      5.450% 01/01/2007................  100,000        103,000
    REGIONAL WASTE SYSTEM INDUSTRY
     MAINE SOLID WASTE RESOURCE
     RECOVERY AMT-SERIES Q
      5.500% 07/01/2004................  100,000        103,875
    SEATTLE WASHINGTON MUNICIPAL LIGHT
     AND POWER REFUNDING
      5.000% 07/01/2018................  110,000        104,500
    SHELTON WASHINGTON WATER & SEWER
      5.250% 12/01/2018................   50,000         47,563
    UNIVERSITY OF WASHINGTON
     EDUCATIONAL RESEARCH PROPERTIES
     LEASE 4225 ROOSEVELT
     PROJECT-SERIES A
      5.375% 06/01/2029................  100,000         94,408
    WASHINGTON STATE PUBLIC POWER
     SUPPLY SYSTEM NUCLEAR PROJECT #1
     REFUNDING-SERIES A
      6.000% 07/01/2005................  100,000        106,625
    WASHINGTON STATE PUBLIC POWER
     SUPPLY SYSTEM NUCLEAR PROJECT #2
     REFUNDING-SERIES A
      5.000% 07/01/2011................   50,000         48,937
                                                    -----------
                                                      1,492,033
                                                    -----------
OREGON REVENUE (8.9%)
    BEND MUNICIPAL AIRPORT PJ SERIES B
      5.375% 06/01/1999................  100,000         99,000

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------                                                  ---------------

               -- COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
OREGON REVENUE (CONTINUED)
    CLACKAMAS COUNTY OREGON HOSPITAL
     FACILITY AUTHORITY REFUNDING ODD
     FELLOWS HOME-SERIES A
      5.875% 09/15/2021................  $50,000    $    49,049
    EUGENE OREGON TROJAN NUCLEAR
     PROJECT
      5.900% 09/01/2009................   20,000         20,050
    HILLSBORO HOSPITAL FACILITY
     AUTHORITY TUALITY HEALTHCARE
      5.750% 10/01/2012................   25,000         25,335
    KLAMATH COMMUNITY COLLEGE SERVICE
     DISTRICT OREGON
      4.700% 04/01/2010................   55,000         52,319
    KLAMATH COMMUNITY COLLEGE SERVICE
     DISTRICT OREGON
      4.800% 04/01/2011................   25,000         23,781
    LEBANON OREGON URBAN RENEWAL AGENCY
      5.625% 06/01/2019................  100,000         97,875
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO. SERIES B
      4.800% 06/01/2010................  105,000        102,637
    SALEM OREGON HOSPITAL FACILITY
     AUTHORITY REVENUE CAPITAL MANOR,
     INC.
      7.500% 12/01/2024................   50,000         54,313
    WASHINGTON COUNTY HOUSING AUTHORITY
     AFFORDABLE HOUSING POOL SERIES A
      6.000% 07/01/2020................  100,000         99,000
                                                    -----------
                                                        623,359
                                                    -----------
INSURED REVENUE (29.4%)
    AMARILLO TEXAS HEALTH FACILITIES
     CORP. BAPTIST ST. ANTHONYS
     HOSPITAL CORP.
      5.500% 01/01/2013................  100,000        102,750
    AMERICAN PUBLIC ENERGY AGENCY
     NEBRASKA GAS SUPPLY PUBLIC GAS
     AGENCY PROJECT SERIES A
      5.250% 06/01/2011................  100,000        101,000
                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
    CLARK COUNTY NEVADA PASSENGER
     FACILITY CHARGE LAS VEGAS MCCARRAN
     INTERNATIONAL ARPT-B
      6.250% 07/01/2011................  $100,000   $   105,375
    HARRIS COUNTY TEXAS HEALTH
     FACILITIES DEVELOPEMENT
     CORPORATION MEDICAL FACILITIES
     BAYLOR COLLEGE MEDICAL
     PROJECT-SERIES A
      5.375% 11/15/2012................  100,000        101,500
    HAWAII STATE HARBOR CAPITAL
     IMPROVEMENT
      6.200% 07/01/2008................  100,000        107,500
    ILLINOIS HEALTHCARE FACILITIES
     AUTHORITY REFUNDING-SOUTHERN
     ILLINOIS HEALTHCARE-A
      5.375% 03/01/2013................  100,000        100,250
    INDIANA STATE OFFICE BUILDING
     COMMISSION CORRECTION FACILITIES
     PROGRAM SERIES B-WOMENS PRISON
      5.500% 07/01/2020................  100,000        100,125
    LAS CRUCES NEW MEXICO
      5.450% 12/01/2028................  110,000        113,300
    LAS VEGAS NEVADA DOWNTOWN
     REDEVOPMENT AGENCY TAX INCREMENT
     REFUNDING-INSURED-PARITY LIEN
     SERIES A
      5.250% 06/01/2005................  100,000        103,125
    MANSFIELD TEXAS CERTIFICATES
     OBLIGATION-SERIES B
      5.100% 08/15/2011................  140,000        139,650
    MARICOPA COUNTY ARIZONA INDIVIDUAL
     DEVELOPMENT AUTHORITY MULTI FAMILY
     HOUSING METRO GARDENS MESA RIDGE
     PJ-A
      4.500% 07/01/2009................  130,000        125,937
    PALMER ALASKA HOSPITAL VALLEY
     HOSPITAL ASSOCIATION
      5.350% 12/01/2012................  125,000        124,375

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------                                                  ---------------

               -- COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------
INSURED REVENUE (CONTINUED)
    PIEDMONT MUNICIPAL POWER AGENCY
     SOUTH CAROLINA ELECTRIC UNREFUNDED
     BALANCE-SERIES A
      6.125% 01/01/2007................  $100,000   $   108,250
    REGIONAL TRANSPORTATION AUTHORITY
     ILLINOIS SERIES A
      6.400% 06/01/2012................  100,000        111,500
    SOUTH DAKOTA STATE BUILDING
     AUTHORITY LEASE CAPITAL
     APPRECIATION-SERIES A
      0.000% 12/01/2013................  250,000        116,563
    TACOMA WASHINGTON SOLID WASTE
     UTILITIES REFUNDING-SERIES B
      6.000% 12/01/2009................  100,000        108,000
    TEXAS STATE UNIVERSITY SYSTEM
     FINANCING SYSTEM-SERIES A
      5.000% 03/15/2015................  100,000         96,125
    UTAH ASSISTED MUNICIPAL POWER
     SYSTEM REFUNDING-HUNTER PROJECT
      5.000% 07/01/2011................  100,000         99,000
    WYOMING MUNICIPAL POWER AGENCY
     POWER SUPPLY REFUNDING-SERIES 1998
      5.250% 01/01/2011................  100,000        101,125
                                                    -----------
                                                      2,065,450
                                                    -----------
    TOTAL REVENUE BONDS
     (COST $4,268,370).................               4,180,842
                                                    -----------
OTHER BONDS (7.2%)
  BROADVIEW ILLINOIS TAX INCREMENT
   REVENUE
    4.900% 07/01/2006..................   75,000         72,469
  DAMASCUS OREGON WATER DISTRICT
   CERTIFICATES OF PARTICIPATION
    5.250% 03/01/2019..................  100,000         95,875
  SEDONA ARIZONA CERTIFICATES OF
   PARTICIPATION
    5.750% 07/01/2007..................  100,000        104,250
                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ---------  -----------

  WASHINGTON STATE CERTIFICATES
   PARTICIPATION DEPARTMENT GENERAL
   ADMINISTRATION
    5.400% 07/01/2013..................  $100,000   $    99,625
  WASHINGTON STATE CERTIFICATES
   PARTICIPATION DEPARTMENT OF GENERAL
   ADMINISTRATION
    5.000% 07/01/2017..................  140,000        134,050
                                                    -----------
    TOTAL OTHER BONDS
     (COST $510,081)...................                 506,269
                                                    -----------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $6,964,961).................               6,835,498
                                                    -----------
TAX-EXEMPT MONEY MARKET INVESTMENTS (10.6%)
      SEI TAX EXEMPT TRUST.............  442,957        442,957
      AIM TAX FREE CASH RESERVE........  300,000        300,000
                                                    -----------
    TOTAL TAX-EXEMPT MONEY MARKET
     INVESTMENTS
     (COST $742,957)...................                 742,957
                                                    -----------
TOTAL INVESTMENTS (107.9%)
 (COST $7,707,918).....................               7,578,455
OTHER ASSETS LESS LIABILITIES
 (-7.9%)...............................                (552,115)
                                                    -----------
TOTAL NET ASSETS (100.0%)..............             $ 7,026,340
                                                    -----------
                                                    -----------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
GENERAL OBLIGATION BONDS (43.0%)
STATE OF OREGON GENERAL OBLIGATION (6.6%)
    BOARD OF HIGHER EDUCATION
     BACCALAUREATE-D
      4.875% 08/01/2019................  $2,000,000   $   1,870,000
    BOARD OF HIGHER EDUCATION DEFERRED
     INTEREST SERIES A
      0.000% 08/01/2014................     450,000         203,062
    BOARD OF HIGHER EDUCATION REFUNDING
     SERIES B
      6.250% 10/15/2012................     740,000         778,850
    ELDERLY & DISABLED HOUSING
     REFUNDING SERIES B
      6.250% 08/01/2013................   1,000,000       1,066,250
    POLLUTION CONTROL SERIES C
      5.625% 06/01/2013................   1,095,000       1,100,475
      5.900% 06/01/2014................   2,105,000       2,123,419
    VETERANS' WELFARE
     11.000% 12/01/2000................     865,000         949,337
      0.000% 07/01/2001................   1,200,000       1,105,500
      9.000% 04/01/2002................     900,000       1,009,125
      6.000% 02/01/2004................     720,000         766,800
      9.000% 04/01/2004................     280,000         333,550
      9.000% 04/01/2005................   1,130,000       1,380,013
      8.250% 07/01/2005................     520,000         620,100
      9.000% 10/01/2005................   1,640,000       2,028,122
      7.250% 01/01/2007................   1,485,000       1,713,319
      9.200% 04/01/2007................   2,390,000       3,056,213
      8.250% 07/01/2007................     540,000         660,825
      9.200% 10/01/2007................   1,250,000       1,617,187
      7.300% 01/01/2008................     255,000         298,669
      8.000% 01/01/2008................   1,235,000       1,506,700
      7.300% 07/01/2008................   1,125,000       1,327,500
      8.000% 07/01/2008................     580,000         713,400
      9.200% 10/01/2008................     275,000         363,000
      5.850% 10/01/2015................   1,015,000       1,092,394
      5.200% 10/01/2018................   2,000,000       1,952,500
                                                      -------------
                                                         29,636,310
                                                      -------------
OREGON GENERAL OBLIGATION (17.4%)
    AURORA
      5.600% 06/01/2024................   1,205,000       1,206,506

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT WEST
     LINN-WILSONVILLE
      5.875% 10/01/2009................  $2,550,000   $   2,645,625
    CLACKAMAS COMMUNITY COLLEGE
     DISTRICT
      5.250% 12/01/2009................   1,270,000       1,295,400
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #7J LAKE OSWEGO SERIES A
      5.300% 06/15/2005................   1,000,000       1,033,750
      5.500% 06/15/2006................   1,000,000       1,038,750
      5.700% 06/15/2010................   2,735,000       2,834,144
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1 BEND-LAPINE
      0.000% 02/01/2000................   1,175,000       1,150,983
      0.000% 02/01/2001................   1,135,000       1,061,225
      0.000% 02/01/2002................   1,445,000       1,286,050
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1
      5.000% 12/01/2017................   1,500,000       1,434,375
    EUGENE PUBLIC SAFETY FACILITIES
      5.500% 06/01/2010................     850,000         872,312
      5.625% 06/01/2013................   1,295,000       1,325,756
    JACKSON COUNTY SCHOOL DISTRICT
     #549C MEDFORD
      5.375% 06/01/2012................   1,200,000       1,207,500
    LANE COUNTY AREA EDUCATION DISTRICT
     LANE COMMUNITY COLLEGE
      5.300% 06/01/2007................   1,000,000       1,037,500
      4.850% 06/01/2008................   4,080,000       4,085,100
      5.000% 06/01/2009................   1,000,000       1,007,500
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE
      0.000% 01/01/2005................   1,395,000       1,077,637
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE REFUNDING SERIES A
      0.000% 07/01/2001................   2,015,000       1,853,800
      0.000% 07/01/2003................   1,480,000       1,237,650
      0.000% 07/01/2005................   2,325,000       1,755,375

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
OREGON GENERAL OBLIGATION (CONTINUED)
    METRO OPEN SPACES PROGRAM SERIES C
      5.100% 09/01/2009................  $2,375,000   $   2,389,844
    METRO WASHINGTON PARK ZOO SERIES A
      5.250% 01/15/2009................   1,040,000       1,058,200
      5.300% 01/15/2011................   1,000,000       1,011,250
    MULTNOMAH-CLACKAMAS COUNTIES SCHOOL
     DISTRICT #10JT GRESHAM
      5.250% 06/01/2017................   1,620,000       1,595,700
    MULTNOMAH COUNTY REFUNDING
      4.250% 10/01/2010................   2,300,000       2,144,750
      4.300% 10/01/2011................   1,110,000       1,028,137
      4.500% 10/01/2013................     400,000         371,500
    MULTNOMAH COUNTY CERTIFICATES OF
     PARTICIPATION SERIES A
      4.750% 08/01/2013................   1,000,000         947,500
    MULTNOMAH COUNTY SCHOOL DISTRICT #7
     REYNOLDS
      5.250% 06/01/2011................   1,500,000       1,509,375
    PORTLAND COMMUNITY COLLEGE DISTRICT
      0.000% 07/01/2007................   2,025,000       1,369,406
    PORT OF PORTLAND SERIES A
      0.000% 03/01/2007................   3,000,000       2,066,250
    PORTLAND PUBLIC IMPROVEMENTS SERIES
     A
      5.750% 06/01/2014................   1,765,000       1,813,537
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES A
      5.750% 06/01/2012................   1,370,000       1,424,800
      5.750% 06/01/2013................   1,345,000       1,395,438
      5.750% 06/01/2015................   1,155,000       1,192,538
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES B
      5.500% 06/01/2009................   2,115,000       2,181,094
      5.750% 06/01/2014................   1,750,000       1,811,250
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
      5.750% 06/01/2015................  $2,955,000   $   3,051,038
    SALEM HOSPITAL FACILITY AUTHORITY
      5.250% 8/15/2014.................   2,000,000       1,977,500
    WASHINGTON & CLACKAMAS COUNTIES
     SCHOOL DISTRICT #23J TIGARD
     REFUNDING
      5.400% 01/01/2010................   1,720,000       1,745,800
    WASHINGTON & CLACKAMAS COUNTIES
     SCHOOL DISTRICT #23J TIGARD
     DEFERRED INTEREST SERIES A
      0.000% 06/01/2010................   1,520,000         864,500
    WASHINGTON COUNTY DEFERRED
     INTEREST-OPERATIONS YARD
     FACILITIES OBLIGATION
      0.000% 06/01/2003................   1,000,000         838,750
    WASHINGTON COUNTY SCHOOL DISTRICT
     #088J SHERWOOD
      4.500% 06/15/2014................     350,000         322,000
    WASHINGTON COUNTY REFUNDING
      6.200% 12/01/2007................   1,500,000       1,561,875
    WASHINGTON COUNTY REFUNDING
     CRIMINAL JUSTICE FACILITIES
      5.000% 12/01/2010................   4,550,000       4,550,000
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES C
      7.800% 06/01/2003................   1,200,000       1,345,500
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES B
      6.150% 06/01/2008................   1,010,000       1,032,452
    WASHINGTON MULTNOMAH & YAMHILL
     COUNTIES SCHOOL DISTRICT #1J
      5.250% 06/01/2011................     500,000         504,375
      5.000% 11/01/2011................   1,100,000       1,086,250
      5.250% 06/01/2014................   1,595,000       1,589,019
      4.800% 06/01/2016................   1,000,000         937,500

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
OREGON GENERAL OBLIGATION (CONTINUED)
    WILSONVILLE LIMITED TAX IMPROVEMENT
      5.000% 12/01/2020................  $1,325,000   $   1,311,750
                                                      -------------
                                                         78,475,816
                                                      -------------
OREGON INSURED GENERAL OBLIGATION (19.0%)
    CENTRAL OREGON COMMUNITY COLLEGE
      5.800% 06/01/2007................     760,000         794,200
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT REFUNDING
      5.500% 06/01/2010................   1,610,000       1,684,462
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT SERIES B
      5.600% 06/01/2014................   1,180,000       1,229,867
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT
      5.750% 06/01/2010................     590,000         629,825
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #12 NORTH CLACKAMAS
      5.250% 12/01/1999................   2,750,000       2,736,250
    CLATSOP COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #10
      5.875% 07/01/2012................     630,000         648,112
    COLUMBIA COUNTY SCHOOL DISTRICT
     #502 DEFERRED INTEREST
      0.000% 06/01/2012................   1,530,000         780,300
      0.000% 06/01/2013................   1,685,000         810,906
      0.000% 06/01/2014................   1,025,000         463,812
    CROOK COUNTY SCHOOL DISTRICT
      4.900% 02/01/2009................   1,165,000       1,163,544
    DESCHUTES & JEFFERSON COUNTIES
     SCHOOL DISTRICT #2J REDMOND
     REFUNDING
      5.600% 06/01/2009................   1,000,000       1,022,500
    HOOD RIVER COUNTY SCHOOL DISTRICT
      5.650% 06/01/2008................   1,020,000       1,054,425
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    JOSEPHINE COUNTY SCHOOL DISTRICT #7
     GRANTS PASS
      5.700% 06/01/2013................  $2,000,000   $   2,075,000
    KLAMATH COUNTY
      5.100% 06/01/2008................   1,015,000       1,032,762
      5.150% 06/01/2009................     700,000         713,125
    LANE & DOUGLAS COUNTIES SCHOOL
     DISTRICT #97-J
      5.300% 06/15/2015................   1,155,000       1,148,809
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD REFUNDING
      5.250% 10/15/2006................   1,340,000       1,388,575
    LANE COUNTY SCHOOL DISTRICT #52
     BETHEL
      6.250% 12/01/2007................     580,000         633,650
      6.400% 12/01/2009................     750,000         817,500
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD REFUNDING
      6.000% 10/15/2012................     740,000         805,675
    LANE COUNTY SCHOOL DISTRICT #1
     PLEASANT HILL
      5.350% 12/01/2012................     650,000         656,500
      5.450% 12/01/2013................     725,000         734,969
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD REFUNDING
      6.000% 10/15/2014................   1,310,000       1,422,987
    LINCOLN COUNTY SCHOOL DISTRICT
      6.000% 06/15/2006................     900,000         970,875
      6.000% 06/15/2007................   1,855,000       2,005,719
      6.000% 06/15/2008................   1,450,000       1,569,625
      6.000% 06/15/2009................   3,465,000       3,759,525
      5.600% 06/15/2010................   3,480,000       3,640,950
      5.250% 06/15/2012................   3,815,000       3,843,612
    MALHEUR COUNTY SCHOOL DISTRICT #26
     NYSSA
      5.750% 06/01/2015................   1,910,000       1,991,175
    MARION COUNTY CERTIFICATES OF
     PARTICIPATION COURTHOUSE SQUARE
     PROJECT-SERIES A
      4.450% 6/01/2010.................     430,000         406,350
    MARION COUNTY SCHOOL DISTRICT #103C
     WOODBURN SERIES B
      0.000% 11/01/2006................   2,000,000       1,415,000

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
OREGON INSURED GENERAL OBLIGATION (CONTINUED)
      0.000% 11/01/2007................  $2,000,000   $   1,337,500
      0.000% 11/01/2009................   2,500,000       1,496,875
      0.000% 11/01/2011................   2,210,000       1,174,062
    MILWAUKIE, OR
      4.650% 06/01/2009................     405,000         396,900
      4.750% 06/01/2010................     425,000         418,094
      4.850% 06/01/2011................     340,000         334,900
    MORROW COUNTY SCHOOL DISTRICT
      6.000% 06/01/2006................     880,000         949,300
    MULTNOMAH COUNTY SCHOOL DISTRICT #3
     PARKROSE
      5.400% 12/01/2005................   1,010,000       1,050,400
      5.700% 12/01/2008................   1,330,000       1,383,200
      5.700% 12/01/2009................   1,970,000       2,041,413
      5.500% 12/01/2010................     895,000         915,138
      5.500% 12/01/2011................   1,000,000       1,018,750
    NORTHERN OREGON CORRECTIONS
      5.250% 09/15/2012................   1,000,000       1,005,000
      5.300% 09/15/2013................   1,000,000       1,007,500
    PORTLAND COMMUNITY COLLEGE DISTRICT
      5.000% 07/01/2011................   2,000,000       1,987,500
    SALEM PEDESTRIAN SAFETY
     IMPROVEMENTS
      5.400% 05/01/2009................   1,000,000       1,026,250
    STATE DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES OF
     PARTICIPATION SERIES A
      4.500% 05/01/2012................   1,020,000         960,075
      5.000% 05/01/2013................   1,240,000       1,219,850
      5.000% 05/01/2014................   1,000,000         982,500
      5.000% 05/01/2024................   1,500,000       1,411,875
    TILLAMOOK COUNTY
      5.700% 01/15/2016................     700,000         730,625
    TILLAMOOK COUNTY REFUNDING
      4.400% 01/01/2011................     550,000         515,625
      4.600% 01/01/2013................     600,000         564,750
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------

    UMATILLA COUNTY SCHOOL DISTRICT
     #16R PENDLETON
      4.650% 07/01/2010................  $1,660,000   $   1,618,500
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      4.400% 12/01/2011................   1,000,000         938,750
    WASHINGTON COUNTY SCHOOL DISTRICT
     #15
      5.250% 06/01/2009................   2,150,000       2,206,438
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES A
      5.200% 12/01/2009................   1,740,000       1,770,450
    WASHINGTON COUNTY SCHOOL DISTRICT
     #15 FOREST GROVE
      5.125% 06/01/2010................   1,000,000       1,025,000
    WASHINGTON COUNTY SCHOOL DISTRICT
     #13
      5.350% 06/01/2011................     355,000         361,656
      5.350% 06/01/2012................     440,000         446,050
    WASHINGTON COUNTY SCHOOL DISTRICT
     #088J SHERWOOD
      6.100% 06/01/2012................     185,000         197,488
      5.125% 06/15/2012................   2,135,000       2,129,663
      5.125% 06/15/2013................   1,160,000       1,149,850
    YAMHILL COUNTY SCHOOL DISTRICT #29J
     NEWBERG
      5.750% 06/01/2009................   2,000,000       2,130,000
      5.750% 06/01/2011................   2,280,000       2,428,200
    YAMHILL COUNTY SCHOOL DISTRICT #40
      6.000% 06/01/2009................     500,000         542,500
      5.350% 06/01/2010................     500,000         510,625
      5.600% 06/01/2016................     500,000         521,250
                                                      -------------
                                                         85,955,088
                                                      -------------
    TOTAL GENERAL OBLIGATION BONDS
     (COST $192,245,293)...............                 194,067,214
                                                      -------------
REVENUE BONDS (44.3%)
OREGON REVENUE (21.4%)
    ALBANY HOSPITAL FACILITY AUTHORITY
     MENNONITE HOME
      5.625% 10/01/2017................     635,000         634,206

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
  OREGON REVENUE (CONTINUED)
    BEND MUNICIPAL AIRPORT PJ SERIES B
      5.375% 06/01/2013................  $  150,000   $     148,500
    BENTON COUNTY HOSPITAL FACILITIES
     AUTHORITY REFUNDING SAMARITAN
     HEALTH SERVICES PROJECT
      4.300% 10/01/2006................     230,000         220,800
      4.400% 10/01/2007................     220,000         210,375
      4.800% 10/01/2011................     245,000         230,912
      5.200% 10/01/2017................   1,895,000       1,809,725
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ODD FELLOWS HOME-SERIES
     A
      5.500% 09/15/2008................   1,750,000       1,743,437
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY WILLAMETTE VIEW, INC.
     PROJECT
      6.000% 11/01/2008................     670,000         704,337
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY REVENUE LEGACY HEALTH
     SYSTEM
      5.500% 02/15/2014................   1,000,000       1,015,000
    CLACKAMAS COUNTY HOSPITAL FACILITY
     KAISER PERMANENTE SERIES A
      5.375% 04/01/2014................   1,770,000       1,747,875
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY REVENUE LEGACY HEALTH
     SYSTEMS
      5.000% 02/15/2015................   1,400,000       1,344,000
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ROBISON JEWISH HOME
     PROJECT
      6.250% 10/01/2021................   1,630,000       1,641,328
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY GNMA COLLATERAL JENNINGS
     LODGE
      7.500% 10/20/2031................   1,030,000       1,071,416
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    CLACKAMAS COUNTY HOUSING AUTHORITY
     MULTIFAMILY HOUSING EASTON RIDGE
     SERIES A
      5.800% 12/01/2016................  $2,255,000   $   2,300,100
    CLACKAMAS COUNTY OREGON HOSPITAL
     FACILITY AUTHORITY REFUNDING ODD
     FELLOWS HOME-SERIES A
      5.875% 09/15/2021................   2,890,000       2,835,003
    DESCHUTES COUNTY HOSPITAL FACILITY
     AUTHORITY
      5.750% 01/01/2009................   1,670,000       1,722,187
    DESCHUTES VALLEY WATER DISTRICT
      5.875% 09/01/2005................   3,420,000       3,599,550
    EUGENE ELECTRIC UTILITY REFUNDING
      5.800% 08/01/2008................   1,435,000       1,474,462
      5.800% 08/01/2009................   1,300,000       1,330,875
      6.000% 08/01/2011................   1,375,000       1,412,812
    GRESHAM SEWER
      5.350% 06/01/2006................     860,000         890,100
    GRESHAM STORMWATER
      6.100% 10/01/2009................   1,115,000       1,180,506
    HILLSBORO HOSPITAL FACILITY
     AUTHORITY QUALITY HEALTHCARE
      5.750% 10/01/2012................   4,350,000       4,408,334
    LEBANON OREGON URBAN RENEWAL AGENCY
      5.625% 06/01/2019................   1,000,000         978,750
    LEBANON WASTEWATER REFUNDING
      5.750% 06/01/2011................   1,225,000       1,247,969
    NORTH CLACKAMAS PARKS & RECREATION
     DISTRICT RECREATIONAL FACILITIES
      5.700% 04/01/2013................   2,910,000       2,971,838
    NORTHERN WASCO COUNTY PEOPLE'S
     UTILITY DISTRICT ELECTRIC
      0.000% 02/01/2006................     610,000         435,388
      0.000% 02/01/2007................     585,000         387,563
      0.000% 02/01/2008................     610,000         374,388

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
OREGON REVENUE (CONTINUED)
      0.000% 02/01/2011................  $  500,000   $     247,500
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY/
     AQUARIUM
      4.750% 10/01/2008................   1,550,000       1,503,500
      4.900% 10/01/2009................     670,000         644,875
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     REED COLLEGE PROJECT SERIES A
      5.300% 07/01/2011................     500,000         495,625
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     GOODWILL INDUSTRIES LANE COUNTY,
     SERIES A
      6.650% 11/15/2022................   4,300,000       4,160,250
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     LINFIELD COLLEGE PROJECT-SERIES A
      4.550% 10/01/2008................     525,000         501,375
      4.650% 10/01/2009................     555,000         526,556
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT HOUSING FINANCE
     ASSISTED INSURED MULTI-UNIT B
      6.800% 07/01/2013................   8,270,000       8,631,813
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES A
      4.850% 07/01/2010................     310,000         304,575
      5.100% 07/01/2014................     430,000         422,475
      6.800% 07/01/2016................   1,815,000       1,910,288
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES D
      6.700% 07/01/2013................   1,000,000       1,033,750
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES E
      6.750% 07/01/2016................  $   55,000   $      53,969
    OREGON HOUSING FINANCIAL REVENUE
      5.800% 07/01/2009................     390,000         390,679
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO. SERIES A
      4.800% 04/01/2010................   4,195,000       4,105,856
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO. SERIES B
      4.800% 06/01/2010................   3,500,000       3,421,250
    PORTLAND HOUSING AUTHORITY
     MULTIFAMILY HOUSING-SENIOR
     LIEN-CIVIC APARTMENTS-SERIES A
      5.600% 01/01/2018................   1,240,000       1,261,700
    PORTLAND HOUSING AUTHORITY
     REF-POOLED HOUSING-SERIES A
      4.500% 01/01/2009................     660,000         636,900
      5.000% 01/01/2019................   5,540,000       5,269,925
      5.100% 01/01/2027................   3,000,000       2,835,600
    PORTLAND HYDROELECTRIC POWER
      6.800% 10/01/2004................     465,000         467,888
    PORTLAND PARKING REFUNDING
      6.375% 10/01/2012................   1,700,000       1,727,625
    PORTLAND WATER SYSTEM
      5.250% 08/01/2013................   2,000,000       2,017,500
      5.000% 08/01/2017................   3,685,000       3,556,025
    PRINEVILLE SEWER FIRST LIEN
      6.500% 07/01/2004................     500,000         527,500
    REEDSPORT WATER
      7.000% 10/01/2014................     520,000         569,400
    SALEM HOSPITAL FACILITY AUTHORITY
      5.000% 08/15/2018................   2,000,000       1,867,500

                 See Accompanying Notes to Financial Statements

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
  OREGON REVENUE (CONTINUED)
    SALEM OREGON HOSPITAL FACILITY
     AUTHORITY REVENUE CAPITAL MANOR,
     INC.
      7.500% 12/01/2024................  $  150,000   $     162,938
    SHERIDAN WATER REVENUE REFUNDING
      5.350% 04/01/2018................     300,000         287,250
    SOUTH FORK WATER BOARD FIRST LIEN
      5.450% 02/01/2014................   1,300,000       1,300,000
    STATE HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE FAMILY
     MORTGAGE PROJECT SERIES E
      5.375% 07/01/2021................   4,000,000       3,910,000
    WASHINGTON COUNTY HOUSING AUTHORITY
     AFFORDABLE HOUSING POOL SERIES A
      6.000% 07/01/2020................   2,000,000       1,980,000
                                                      -------------
                                                         96,803,823
                                                      -------------
OREGON INSURED REVENUE (22.9%)
    CLACKAMAS COUNTY HEALTH FACILITY
     AUTHORITY REVENUE REFUNDING
     ADVENTIST HEALTH A
      6.350% 03/01/2009................   1,525,000       1,612,687
    EMERALD PEOPLES UTILITIES DISTRICT
      7.200% 11/01/2006................     480,000         553,800
      7.350% 11/01/2010................   2,160,000       2,613,600
      7.350% 11/01/2011................   2,000,000       2,435,000
      7.350% 11/01/2012................   2,490,000       3,022,237
      7.350% 11/01/2013................   2,675,000       3,256,812
    EUGENE ELECTRIC UTILITIES
     SYSTEM-SERIES B
      5.000% 08/01/2023................     500,000         471,875
    EUGENE ELECTRIC UTILITY REFUNDING
      4.700% 08/01/2008................   1,225,000       1,212,750
    EUGENE ELECTRIC UTILITY
     SYSTEM-SERIES B
      4.550% 08/01/2010................     600,000         579,750
      4.650% 08/01/2011................     625,000         603,125
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
      5.000% 08/01/2018................  $1,000,000   $     943,750
    MARION COUNTY CERTIFICATES OF
     PARTICIPATION COURTHOUSE SQUARE
     PROJECT-SERIES A
      4.650% 6/01/2012.................     355,000         339,025
    MARION COUNTY CERTIFICATES OF
     PARTICIPATION COURTHOUSE SQUARE
     PROJECT-SERIES A
      5.000% 06/01/2023................   1,000,000         942,500
    MEDFORD HOSPITAL FACILITIES
     AUTHORITY REVENUE ASANTE HEALTH
     SYSTEM SERIES A
      5.250% 08/15/2008................   1,645,000       1,688,181
      5.250% 08/15/2011................     800,000         810,000
    MEDFORD HOSPITAL FACILITIES
     AUTHORITY REVENUE ASANTE HEALTH
     SYSTEM SERIES B
      5.125% 8/15/2028.................   7,000,000       6,632,500
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      5.000% 04/01/2018................   1,530,000       1,453,500
    ONTARIO OREGON CATHOLIC HEALTH HOLY
     ROSARY MEDICAL CENTER
      5.500% 11/15/2012................   1,500,000       1,550,625
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES A
      5.375% 11/01/2004................   1,500,000       1,561,875
      5.250% 05/01/2008................   4,950,000       5,067,562
      5.300% 05/01/2008................     750,000         771,563
      5.250% 11/01/2009................   2,460,000       2,499,975
      5.700% 05/01/2015................   1,000,000       1,040,000
      5.375% 11/01/2016................   4,695,000       4,730,212
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES B
      5.500% 11/01/2011................   1,635,000       1,686,094
      5.000% 11/01/2013................   1,000,000         985,000
      5.000% 11/01/2014................     500,000         488,750

                 See Accompanying Notes to Financial Statements

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       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
OREGON INSURED REVENUE (CONTINUED)
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.500% 05/01/2011................  $2,000,000   $   2,060,000
      5.750% 05/01/2017................   2,000,000       2,085,000
    OREGON DEPARTMENT OF GENERAL
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.800% 03/01/2015................     840,000         867,300
    OREGON HEALTH SCIENCES UNIVERSITY
     SERIES A
      0.000% 07/01/2009................   1,530,000         931,387
      0.000% 08/01/2012................   1,315,000         672,294
      0.000% 07/01/2014................   2,495,000       1,128,987
    OREGON HEALTH SCIENCES UNIVERSITY
     REVENUE SERIES A
      0.000% 07/01/2015................   4,325,000       1,838,125
    OREGON HEALTH SCIENCES UNIVERSITY
     SERIES B
      4.875% 07/01/2007................   1,695,000       1,699,237
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     LEWIS & CLARK COLLEGE
      6.000% 10/01/2013................     965,000       1,036,169
    PORT OF PORTLAND AIRPORT
     REFUNDING-PORTLAND INTERNATIONAL
     AIRPORT-SERIES 12B
      5.250% 07/01/2012................   1,720,000       1,743,650
    PORT OF PORTLAND AIRPORT REVENUE
     PORTLAND INTERNATIONAL AIRPORT
     SERIES 7-A
      6.500% 07/01/2004................     500,000         524,375
      6.750% 07/01/2015................   3,470,000       3,656,513
    PORT OF PORTLAND AIRPORT REVENUE
     SERIES 9-A
      5.500% 07/01/2006................     500,000         518,125
    PORTLAND ARENA GAS TAX REVENUE
      0.000% 06/01/2016................   1,100,000         409,750
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
      0.000% 06/01/2017................  $2,320,000   $     806,200
    PORTLAND GAS TAX REVENUE SERIES A
      5.800% 06/01/2016................   1,625,000       1,696,094
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      5.000% 06/01/2009................   1,075,000       1,080,375
      5.125% 06/01/2012................   2,600,000       2,606,500
      4.500% 06/01/2015................     510,000         466,650
    SALEM WATER & SEWER
      6.000% 06/01/2005................   1,080,000       1,158,300
    TUALATIN HILLS PARK & RECREATION
     DISTRICT
      5.750% 03/01/2014................     990,000       1,048,163
    TUALATIN VALLEY WATER DISTRICT
      5.000% 6/01/2018.................   2,045,000       1,945,306
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY
      5.500% 10/01/2016................   1,500,000       1,530,000
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY SERIES A
      0.000% 10/01/2003................   1,975,000       1,641,719
      0.000% 10/01/2005................   5,230,000       3,915,963
      0.000% 10/01/2007................   4,835,000       3,251,538
      5.750% 10/01/2009................   3,045,000       3,242,925
      5.750% 10/01/2010................   2,000,000       2,135,000
      5.750% 10/01/2011................   1,825,000       1,952,750
      5.400% 10/01/2012................     520,000         537,550
      5.750% 10/01/2012................   2,000,000       2,142,500
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY UNREFUNDED SERIES A
      5.900% 10/01/2006................   1,050,000       1,109,063
    WESTERN LANE HOSPITAL DISTRICT
     FACILITY AUTHORITY REVENUE
     REFUNDING SISTERS ST. JOSEPH PEACE
      5.625% 08/01/2007................   2,080,000       2,197,042
                                                      -------------
                                                        103,187,298
                                                      -------------
    TOTAL REVENUE BONDS
     (COST $199,255,093)...............                 199,991,121
                                                      -------------

                 See Accompanying Notes to Financial Statements

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       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
PRE-REFUNDED BONDS (3.2%)
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT
      5.950% 06/01/2016................  $1,600,000   $   1,716,000
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ELDERLY HOUSING
     WILLAMETTE VIEW INCOME PROJECT
      7.000% 11/15/2011................     470,000         507,600
    CLACKAMAS COUNTY SCHOOL DISTRICT #1
      6.300% 07/01/2003................     700,000         728,000
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #115 GLADSTONE
      6.150% 06/01/2014................   1,200,000       1,305,000
    EUGENE ELECTRIC UTILITY SERIES C
      5.750% 08/01/2016................   1,055,000       1,119,619
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD
      6.150% 10/15/2009................   1,500,000       1,627,500
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      6.000% 04/01/2014................   1,375,000       1,469,531
    OREGON CITY SEWER
      6.500% 10/01/2007................     500,000         545,000
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      6.050% 06/01/2009................     535,000         574,456
    PRINEVILLE SEWER FIRST LIEN
      6.800% 07/01/2012................   1,050,000       1,126,125
    TUALATIN HILLS PARK & RECREATION
     DISTRICT
      5.700% 03/01/2009................   1,340,000       1,405,325
      5.750% 03/01/2010................     730,000         767,412
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      6.000% 12/01/2010................     695,000         744,519
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
PRE-REFUNDED BONDS (CONTINUED)
    WASHINGTON COUNTY SCHOOL DISTRICT
     #88J SHERWOOD
      6.100% 06/01/2012................  $  815,000   $     877,527
                                                      -------------
    TOTAL PRE-REFUNDED BONDS
     (COST $13,594,770)................                  14,513,614
                                                      -------------
OREGON OTHER BONDS (2.4%)
    GRANTS PASS URBAN RENEWAL AGENCY
     TAX INCREMENT
      6.125% 08/01/2012................     755,000         766,325
    HOOD RIVER URBAN RENEWAL AGENCY
      6.250% 12/15/2011................   1,250,000       1,323,437
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE CERTIFICATES
      6.900% 10/01/2000................     500,000         518,750
    LEBANON SPECIAL OBLIGATION REVENUE
     REFUNDING LEASE WATER
      5.400% 10/01/2013................     755,000         757,831
    MEDFORD URBAN RENEWAL AGENCY TAX
     REVENUE
      5.875% 09/01/2010................     500,000         512,500
    MULTNOMAH COUNTY CERTIFICATE
     PARTICIPATION
      4.550% 8/01/2010.................   1,725,000       1,645,219
    NEWBERG CERTIFICATES PARTICIPATION
      6.000% 12/01/1999................     390,000         393,557
      6.100% 12/01/2000................     410,000         419,737
      6.200% 12/01/2001................     410,000         425,888
    PORTLAND AIRPORT WAY URBAN RENEWAL
     & REDEVELOPMENT TAX INCREMENT
     SERIES C
      5.900% 06/01/2006................     860,000         903,000
    REDEVELOPMENT REFUNDING, DOWNTOWN
     WATERFRONT SERIES L
      6.000% 06/01/2002................   1,170,000       1,221,188
      6.400% 06/01/2008................   2,095,000       2,189,275
                                                      -------------
    TOTAL OREGON OTHER BONDS
     (COST $10,826,122)................                  11,076,707
                                                      -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
U.S. TERRITORIES BONDS (5.0%)
    GUAM GOVERNMENT LIMITED OBLIGATION
     INFRASTRUCTURE IMPROVEMENT-SERIES
     A
      5.000% 11/01/2017................  $3,000,000   $   2,898,750
    PUERTO RICO COMMONWEALTH AQUEDUCT &
     SEWER AUTHORITY REVENUE SERIES A
      9.000% 07/01/2009................   6,405,000       7,645,969
    PUERTO RICO COMMONWEALTH PUBLIC
     IMPROVEMENTS
      6.250% 07/01/2013................   1,000,000       1,120,000
    PUERTO RICO COMMONWEALTH PUBLIC
     BUILDINGS AUTHORITY REVENUE SERIES
     B
      5.000% 07/01/2013................   3,130,000       3,086,962
    PUERTO RICO ELECTRIC POWER
     AUTHORITY
      5.000% 07/01/2010................   2,425,000       2,455,313
    PUERTO RICO HOUSING BANK & FINANCE
     AGENCY SINGLE FAMILY MORTGAGE
     REVENUE FHA HOMEOWNERSHIP 5TH
     PORTFOLIO
      7.500% 12/01/2015................     610,000         631,466
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES B
      7.500% 10/15/2012................   1,040,000       1,079,135
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES C
      6.750% 10/15/2013................     710,000         740,175
                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -------------
    PUERTO RICO HOUSING FINANCE CORP.
     MULTI FAMILY MORTGAGE REVENUE
     PORTFOLIO A-1
      7.500% 04/01/2022................  $1,425,000   $   1,468,833
    VIRGIN ISLANDS PUBLIC FINANCE
     AUTHORITY REVENUE UNREFUNDED
     BALANCE SERIES A
      7.300% 10/01/2018................   1,185,000       1,456,069
                                                      -------------
    TOTAL U.S. TERRITORIES BONDS
     (COST $22,159,475)................                  22,582,672
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $438,080,753)...............                 442,231,328
                                                      -------------
TAX-EXEMPT MONEY MARKET INVESTMENT (1.3%)
    SEI TAX EXEMPT TRUST
      (COST $5,690,695)................   5,690,695       5,690,695
TOTAL INVESTMENTS (99.2%)
 (COST $443,771,448)...................                 447,922,023
OTHER ASSETS LESS LIABILITIES (0.8%)...                   3,664,258
                                                      -------------
TOTAL NET ASSETS (100.0%)..............               $ 451,586,281
                                                      -------------
                                                      -------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
CORPORATE BONDS (88.3%)
INDUSTRIAL (72.3%)
  BASIC INDUSTRY & MANUFACTURING (5.6%)
    MANUFACTURING (4.5%)
      BALL CORP.
      SENIOR NOTES
        7.750% 08/01/2006..............  $1,200,000   $  1,176,000
      OWENS-ILLINOIS, INC.
       SENIOR NOTES
        7.150% 05/15/2005..............   1,500,000      1,442,070
      SILGAN HOLDINGS, INC.
       SENIOR SUBORDINATED DEBENTURES
        9.000% 06/01/2009..............     500,000        495,000
                                                      ------------
                                                         3,113,070
                                                      ------------
    METALS/MINING (1.1%)
      RYERSON TULL, INC.
       NOTES
        8.500% 07/15/2001..............     750,000        763,125
                                                      ------------
    TOTAL BASIC INDUSTRY &
     MANUFACTURING.....................                  3,876,195
                                                      ------------
  BUSINESS & CONSUMER SERVICES (30.8%)
    SERVICES & PUBLISHING (14.4%)
      ALLIED WASTE NORTH AMERICA, INC.
       SENIOR NOTES, SERIES B
        7.625% 01/01/2006..............   1,200,000      1,113,000
      AVIATION SALES CO.
       SENIOR SUBORDINATED NOTES
        8.125% 02/15/2008..............   1,300,000      1,222,000
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
       SENIOR NOTES
        8.625% 03/15/2005..............   1,500,000      1,515,000
      IRON MOUNTAIN, INC.
       SENIOR SUBORDINATED NOTES
        10.125% 10/01/2006.............   1,250,000      1,306,250
      PIERCE LEAHY COMMAND CORP.
       SENIOR NOTES
        8.125% 05/15/2008..............   1,000,000        940,000

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
      PROTECTION ONE ALARM MONITORING,
       INC.
       SENIOR NOTES
        7.375% 08/15/2005..............  $1,000,000   $    950,000
      RENTAL SERVICE CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 05/15/2008..............   1,250,000      1,325,000
      UNITED STATIONERS SUPPLY CO.
       SENIOR SUBORDINATED NOTES
        8.375% 04/15/2008..............     735,000        698,250
      WORLD COLOR PRESS, INC.
       SENIOR SUBORDINATED NOTES
        8.375% 11/15/2008..............   1,000,000        975,000
                                                      ------------
                                                        10,044,500
                                                      ------------
    ENTERTAINMENT & MEDIA (16.4%)
      ADELPHIA COMMUNICATIONS CORP.
       SENIOR NOTES, SERIES B
        10.500% 07/15/2004.............   1,000,000      1,067,500
      CAPSTAR BROADCASTING CORP.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        10.750% 05/15/2006.............     531,000        577,462
      CINEMARK USA, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.625% 08/01/2008..............   1,000,000        985,000
      COMCAST CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.500% 01/15/2008..............   1,000,000      1,047,240
      JACOR COMMUNICATIONS CO.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        8.750% 06/15/2007..............   1,000,000      1,062,500
      JONES INTERCABLE, INC.
       SENIOR NOTES
        8.875% 04/01/2007..............     700,000        763,000
        7.625% 04/15/2008..............     300,000        300,000
      LAMAR ADVERTISING CO.
       SENIOR SUBORDINATED NOTES
        9.625% 12/01/2006..............   1,250,000      1,275,000

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
CORPORATE BONDS (CONTINUED)
      LENFEST COMMUNICATIONS, INC.
       SENIOR NOTES
        8.375% 11/01/2005..............  $1,450,000   $  1,514,424
      NEWS CORPORATION LTD.
       SENIOR SUBORDINATED NOTES
        8.750% 02/15/2006..............     750,000        791,250
      OUTDOOR SYSTEMS, INC.
       SENIOR SUBORDINATED NOTES
        9.375% 10/15/2006..............   1,185,000      1,262,025
      SINCLAIR BROADCAST GROUP, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 12/15/2007..............     750,000        735,000
                                                      ------------
                                                        11,380,401
                                                      ------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                 21,424,901
                                                      ------------
  CONSUMER CYCLICAL (11.2%)
    AUTO & AUTO PARTS (2.8%)
      AMERICAN AXLE & MANUFACTURING,
       INC.
       SENIOR SUBORDINATED NOTES
        9.750% 03/01/2009..............   1,000,000      1,000,000
      FEDERAL MOGUL CORP.
       NOTES
        7.750% 07/01/2006..............   1,000,000        957,510
                                                      ------------
                                                         1,957,510
                                                      ------------
    HOTEL & GAMING (3.2%)
      HARRAHS OPERATING, INC.
        GUARANTEED SENIOR NOTES
          7.500% 01/15/2009............   1,250,000      1,211,425
        INTERNATIONAL GAME TECHNOLOGY
         (144A)
         SENIOR NOTES
          7.875% 05/15/2004............   1,000,000        980,000
                                                      ------------
                                                         2,191,425
                                                      ------------
                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
    HOUSING RELATED (1.4%)
      WEBB (DEL) CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.375% 05/01/2009..............  $1,000,000   $    961,250
                                                      ------------
    RETAIL (3.8%)
      AMES DEPARTMENT STORES (144A)
       SENIOR NOTES
        10.000% 04/15/2006.............     950,000        928,625
      MAXIM GROUP, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.250% 10/15/2007..............   1,000,000        980,000
      ZALE CORP.
       SENIOR NOTES, SERIES B
        8.500% 10/01/2007..............     750,000        759,375
                                                      ------------
                                                         2,668,000
                                                      ------------
    TOTAL CONSUMER CYCLICAL............                  7,778,185
                                                      ------------
  CONSUMER STAPLES (11.2%)
    FOOD/BEVERAGE/TOBACCO (2.6%)
      PURINA MILLS, INC.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2010..............     450,000        342,000
      TRICON GLOBAL RESTAURANTS, INC.
       SENIOR NOTES
        7.450% 05/15/2005..............   1,500,000      1,488,750
                                                      ------------
                                                         1,830,750
                                                      ------------
    HEALTH CARE (4.6%)
      CONMED CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2008..............   1,000,000      1,000,000
      HEALTHSOUTH CORP.
       SENIOR SUBORDINATED NOTES
        9.500% 04/01/2001..............   1,000,000      1,024,610
      TENET HEALTHCARE CORP., SERIES B
       SENIOR SUBORDINATED NOTES
        8.125% 12/01/2008..............   1,250,000      1,181,250
                                                      ------------
                                                         3,205,860
                                                      ------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
CORPORATE BONDS (CONTINUED)
    HOUSEHOLD PRODUCTS (1.9%)
      THE SCOTTS CO. (144A)
       SENIOR SUBORDINATED NOTES
        8.625% 01/15/2009..............  $1,250,000   $  1,231,250
                                                      ------------
    OTHER (2.1%)
      WESTPOINT STEVENS, INC.
       SENIOR NOTES
        7.875% 06/15/2005..............   1,500,000      1,466,250
                                                      ------------
    TOTAL CONSUMER STAPLES.............                  7,734,110
                                                      ------------
  ENERGY (9.5%)
    GULF CANADA RESOURCES LTD.
     SENIOR SUBORDINATED DEBENTURES
      9.625% 07/01/2005................   1,350,000      1,377,000
    NEWPARK RESOURCES, INC.
     SENIOR SUBORDINATED NOTES, SERIES
     B
      8.625% 12/15/2007................   1,000,000        950,000
    PRIDE INTERNATIONAL, INC.
     SENIOR NOTES
      10.000% 06/01/2009...............     750,000        765,000
    SANTA FE SNYDER CORP.
     SENIOR NOTES
      8.050% 06/15/2004................   1,250,000      1,242,188
    VINTAGE PETROLEUM, INC.
     SENIOR SUBORDINATED NOTES
      9.750% 06/30/2009................   1,000,000      1,022,500
    WESTERN GAS RESOURCES, INC. (144A)
     SENIOR SUBORDINATED NOTES
      10.000% 06/15/2009...............   1,250,000      1,275,000
                                                      ------------
    TOTAL ENERGY.......................                  6,631,688
                                                      ------------
  TECHNOLOGY (2.2%)
    UNISYS CORP.
     SENIOR NOTES
      11.750% 10/15/2004...............   1,400,000      1,554,000
                                                      ------------
  TRANSPORTATION (1.8%)
    OTHER (1.8%)
      ALLIED HOLDING, INC.
       SENIOR NOTES, SERIES B
        8.625% 10/01/2007..............     500,000        475,000
                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
      TEEKAY SHIPPING CORP.
       GTD. 1ST PFD. SHIP. MTG. NOTES
        8.320% 02/01/2008..............  $  850,000   $    799,000
                                                      ------------
    TOTAL TRANSPORTATION...............                  1,274,000
                                                      ------------
    TOTAL INDUSTRIAL...................                 50,273,079
                                                      ------------
UTILITIES (14.6%)
  ELECTRIC (5.3%)
    AES CORP.
     SENIOR SUBORDINATED NOTES
      10.250% 07/15/2006...............     800,000        822,000
    AES CORP.
     SENIOR SUBORDINATED EXCHANGE NOTES
       8.375% 08/15/2007...............     500,000        470,000
    CALPINE CORP.
     SENIOR NOTES
       7.625% 04/15/2006...............   1,500,000      1,452,735
    CMS ENERGY X-TRAS (144A)
     PASS THRU TRUST I
     SENIOR UNSECURED NOTES
       7.000% 01/15/2005...............   1,000,000        955,600
                                                      ------------
                                                         3,700,335
                                                      ------------
  TELECOMMUNICATIONS (9.3%)
    CROWN CASTLE INTERNATIONAL CORP.
     SENIOR NOTES
      9.000% 05/15/2011................     950,000        931,000
    FLAG LTD.
     SENIOR NOTES
      8.250% 01/30/2008................   1,250,000      1,165,625
    LEVEL 3 COMMUNICATIONS, INC.
     SENIOR DISCOUNT NOTES
     0.000% 12/01/2008
      0.000% TO 12/01/2003 THEN
      10.500% TO 12/01/2008............   2,050,000      1,260,750
    MCLEODUSA, INC.(144A)
     SENIOR NOTES
      8.125% 02/15/2009................   1,000,000        937,500
    METROMEDIA FIBER NETWORK, INC.
     SENIOR NOTES, SERIES B
      10.000% 11/15/2008...............   1,000,000      1,027,500

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
CORPORATE BONDS (CONTINUED)
    NEXTLINK COMMUNICATIONS, INC.
     SENIOR DISCOUNT NOTES
     0.000% 04/15/2008 0.000% TO
      04/15/2003 THEN 9.450% TO
      04/15/2008.......................  $1,000,000   $    600,000
    NEXTLINK COMMUNICATIONS, INC.
     (144A)
     SENIOR NOTES
      10.750% 11/15/2008...............     500,000        510,000
                                                      ------------
                                                         6,432,375
                                                      ------------
    TOTAL UTILITIES....................                 10,132,710
                                                      ------------
  YANKEE (1.4%)
    OTHER
      KOREA DEVELOPMENT BANK BONDS
        6.500% 11/15/2002..............   1,000,000        958,700
                                                      ------------
    TOTAL CORPORATE BONDS
     (COST $62,719,772)................                 61,364,489
                                                      ------------
REPURCHASE AGREEMENTS (10.0%)
  J.P. MORGAN SECURITIES, INC.
   5.019% DATED 06/30/1999,
   DUE 07/01/1999 IN THE
   AMOUNT OF $4,710,524.
   COLLATERALIZED BY
   U.S. TREASURY BONDS
   7.250% TO 8.750%
   DUE 05/15/2016 TO 05/15/2017
   U.S. TREASURY NOTES
   5.625% TO 7.750%
   DUE 12/31/1999 TO 02/15/2005........   4,709,876      4,709,876
                                          PRINCIPAL
                                           AMOUNT        VALUE
                                         -----------  ------------
  MERRILL LYNCH
   5.019% DATED 06/30/1999,
   DUE 07/01/1999 IN THE
   AMOUNT OF $2,200,303.
   COLLATERALIZED BY
   U.S. TREASURY BILL
   DUE 07/15/1999......................  $2,200,000   $  2,200,000
                                                      ------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $6,909,876).................                  6,909,876
                                                      ------------
TOTAL INVESTMENTS (98.3%)
 (COST $69,629,648)....................                 68,274,365
OTHER ASSETS LESS LIABILITIES (1.7%)...                  1,206,862
                                                      ------------
NET ASSETS (100%)......................               $ 69,481,227
                                                      ------------
                                                      ------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
U.S. GOVERNMENT SECURITIES (5.3%)
    FEDERAL HOME LOAN BANK
      4.910% 10/13/1999................  $ 10,000,000  $    10,000,279
    FANNIE MAE FLOATER
      4.974% 03/23/2000................    15,000,000       14,992,455
    SALLIE MAE FLOATER
      5.539% 12/03/1999................    19,150,000       19,149,690
      5.539% 01/20/2000................    13,300,000       13,299,730
                                                       ---------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $57,442,154)................                     57,442,154
                                                       ---------------
COMMERCIAL PAPER (95.0%)
    ALUMINUM CO. OF AMERICA
      5.000% 07/14/1999................    15,000,000       14,970,833
      4.800% 07/29/1999................    20,000,000       19,922,667
    AMERICAN EXPRESS CREDIT CORP.
      4.800% 07/08/1999................    15,000,000       14,984,000
      4.800% 07/12/1999................    11,000,000       10,982,400
      4.800% 07/14/1999................    15,000,000       14,972,000
    AMERICAN GENERAL FINANCE CORP.
      4.810% 07/15/1999................     8,000,000        7,983,967
      5.020% 08/11/1999................    15,000,000       14,912,150
      5.020% 08/19/1999................     8,000,000        7,944,222
    ASSOCIATES CORP.
      4.870% 08/04/1999................    13,000,000       12,938,449
      5.000% 08/16/1999................     7,000,000        6,954,305
    BANK OF AMERICA, FSB
      4.920% 08/18/1999................    15,000,000       14,899,550
    BANK ONE CORP.
      4.800% 09/02/1999................     8,000,000        7,931,733
    BANKAMERICA CORP.
      4.790% 08/05/1999................    15,000,000       14,928,150
      4.810% 09/10/1999................    10,000,000        9,903,800
    BARCLAYS U.S. FUNDING CORP.
      4.950% 09/09/1999................    10,000,000        9,902,375
      4.940% 09/10/1999................    16,000,000       15,841,920
    CATERPILLAR FINANCIAL SERVICES
     CORP.
      4.800% 07/06/1999................     6,855,000        6,849,516
      4.900% 09/09/1999................    11,000,000       10,893,697
    CHEVRON TRANSPORT CORP.
      4.850% 07/07/1999................    15,000,000       14,985,854
      4.800% 07/20/1999................    15,000,000       14,960,000
      4.800% 08/24/1999................    11,000,000       10,919,333

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
    CIT GROUP HOLDINGS, INC.
      4.810% 07/19/1999................  $ 15,500,000  $    15,460,651
    CLOROX CO.
      5.030% 07/19/1999................     7,800,000        7,779,293
    COMMERCIAL CREDIT CO.
      4.860% 07/13/1999................    10,000,000        9,982,450
    CONSOLIDATED NATURAL GAS CO.
      5.040% 08/03/1999................    10,000,000        9,952,400
    DEERE, JOHN & CO.
      5.000% 07/28/1999................     8,200,000        8,168,111
      4.810% 08/06/1999................    13,000,000       12,935,867
      4.910% 09/07/1999................    20,000,000       19,811,783
    DUPONT (E.I.) DE NEMOURS CO.
      4.890% 08/17/1999................     8,000,000        7,947,840
    EASTMAN KODAK CO.
      4.800% 07/22/1999................    10,000,000        9,970,667
      4.790% 08/17/1999................    11,000,000       10,929,747
      4.800% 09/21/1999................    12,000,000       11,867,200
      4.820% 09/23/1999................     8,000,000        7,908,955
    EXXON ASSET MANAGEMENT
      5.750% 07/01/1999................    14,200,000       14,197,732
    FORD MOTOR CREDIT CO.
      4.800% 07/08/1999................     3,900,000        3,895,840
      4.790% 07/09/1999................    10,000,000        9,988,025
      4.800% 07/16/1999................    10,800,000       10,776,960
      4.960% 07/27/1999................    15,000,000       14,944,200
    GENERAL ELECTRIC CAPITAL CORP.
      4.810% 07/13/1999................     6,400,000        6,388,884
      4.820% 09/13/1999................    12,500,000       12,374,479
    GENERAL ELECTRIC CAPITAL SERVICES
      4.860% 08/03/1999................     8,200,000        8,162,362
      5.010% 10/25/1999................    11,500,000       11,312,751
    GENERAL MOTORS ACCEPTANCE CORP.
      4.810% 07/27/1999................    10,000,000        9,963,925
      4.940% 08/13/1999................    13,000,000       12,921,509
      4.910% 08/16/1999................    15,000,000       14,903,846
    GRAINGER (WW), INC.
      4.880% 07/06/1999................    13,000,000       12,989,427
      5.220% 07/20/1999................    14,500,000       14,457,950
    GTE FUNDING, INC.
      4.950% 07/06/1999................    10,400,000       10,391,420
    HEINZ (H.J.) CO.
      4.900% 08/09/1999................    10,300,000       10,243,922

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
COMMERCIAL PAPER (CONTINUED)
    HOUSEHOLD FINANCE CORP.
      4.790% 07/26/1999................  $ 14,000,000  $    13,951,568
      4.830% 07/28/1999................    15,000,000       14,943,650
      4.830% 08/20/1999................     8,000,000        7,945,260
    JOHN HANCOCK CAPITAL CORP.
      5.400% 07/07/1999................     6,000,000        5,993,700
    MCGRAW HILL, INC.
      4.830% 08/24/1999................     8,500,000        8,437,277
      4.920% 08/31/1999................     4,875,000        4,833,692
      4.970% 09/13/1999................    13,000,000       12,865,396
    MERRILL LYNCH & CO., INC.
      4.800% 07/02/1999................    14,000,000       13,996,267
      4.810% 07/13/1999................    10,000,000        9,982,630
      4.800% 08/02/1999................    13,000,000       12,942,800
    METLIFE FUNDING, INC.
      4.980% 07/12/1999................     5,000,000        4,991,700
    MONSANTO CO.
      4.840% 07/20/1999................     5,500,000        5,485,211
      4.850% 07/22/1999................    16,000,000       15,952,578
      4.860% 08/19/1999................     9,500,000        9,435,875
      4.810% 09/23/1999................    10,000,000        9,886,431
    MORGAN JP & CO., INC.
      4.800% 07/15/1999................    11,500,000       11,477,000
      4.800% 07/19/1999................     4,000,000        3,989,867
      4.810% 09/08/1999................    13,000,000       12,878,414
      5.100% 09/21/1999................     7,000,000        6,917,692
    MORGAN STANLEY GROUP, INC.
      4.800% 08/10/1999................    15,000,000       14,918,000
      4.980% 08/13/1999................     5,000,000        4,969,567
    MOTOROLA CREDIT CORP.
      4.790% 07/23/1999................    12,000,000       11,963,277
    MOTOROLA, INC.
      4.780% 07/29/1999................     2,200,000        2,191,529
      4.980% 07/30/1999................     3,100,000        3,087,135
      4.790% 07/30/1999................    15,000,000       14,940,125
    NALCO CHEMICAL CO.
      4.840% 07/21/1999................     5,000,000        4,985,883
                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
      4.860% 08/05/1999................  $ 10,000,000  $     9,951,400
      4.880% 08/12/1999................    10,000,000        9,941,711
    NATIONAL RURAL UTILITIES
     COOPERATIVE FINANCE CORP.
      4.780% 07/21/1999................    12,800,000       12,764,309
      4.822% 08/20/1999................    14,000,000       13,904,364
      5.070% 10/04/1999................     7,500,000        7,398,600
    NORWEST FINANCIAL, INC.
      5.010% 07/26/1999................    13,400,000       13,351,514
      5.010% 07/29/1999................     7,400,000        7,370,135
      5.100% 08/06/1999................    11,700,000       11,638,673
      4.930% 09/02/1999................     6,000,000        5,947,413
    PRIVATE EXPORT FUNDING CORP.
      4.800% 07/09/1999................    11,811,000       11,796,827
      4.800% 07/12/1999................     7,000,000        6,988,800
    PRUDENTIAL FUNDING CORP.
      4.800% 07/16/1999................    17,000,000       16,963,733
      4.850% 07/23/1999................    12,000,000       11,962,817
      4.810% 09/03/1999................    12,000,000       11,895,783
    U.S. BANCORP
      4.990% 08/13/1999................     5,000,000        4,969,506
    UBS FINANCE
      5.430% 07/01/1999................     7,000,000        6,998,944
      4.860% 08/09/1999................    12,000,000       11,935,200
      4.860% 09/20/1999................    16,000,000       15,822,880
    USAA CAPITAL CORP.
      4.890% 08/04/1999................     5,000,000        4,976,229
      5.020% 08/17/1999................     5,100,000        5,065,864
      4.840% 08/23/1999................    10,000,000        9,927,400
      4.990% 08/26/1999................    10,500,000       10,417,041
                                                       ---------------
    TOTAL COMMERCIAL PAPER
     (COST $1,035,160,784).............                  1,035,160,784
                                                       ---------------
TOTAL INVESTMENTS, EXCLUDING TEMPORARY
 CASH INVESTMENT
 (COST $1,092,602,938).................                  1,092,602,938

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------
                           June 30, 1999 (Unaudited)

                                          PRINCIPAL
                                            AMOUNT          VALUE
                                         ------------  ---------------
REPURCHASE AGREEMENT (0.2%)
    J.P. MORGAN SECURITIES, INC.
     5.019% DATED 06/30/1999,
     DUE 07/01/1999 IN THE
     AMOUNT OF $2,044,447.
     COLLATERALIZED BY U.S. TREASURY
     BONDS
     7.250% TO 8.750%
     DUE 05/15/2016 TO 05/15/2017.
     U.S. TREASURY NOTES
     5.625% TO 7.750%
     DUE 12/31/1999 TO 02/15/2005
     (COST $2,044,166).................  $  2,044,166  $     2,044,166
                                                       ---------------
TOTAL INVESTMENTS (100.5%)
 (COST $1,094,647,104, INCLUDING
 $6,680,346 ACCRUED INTEREST
 RECEIVABLE)...........................                  1,094,647,104
OTHER ASSETS LESS LIABILITIES (-0.5%)..                     (5,676,469)
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,088,970,635
                                                       ---------------
                                                       ---------------

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

COLUMBIA FUNDS
June 30, 1999
(Unaudited)

                                               COMMON                             INTERNATIONAL
                                                STOCK             GROWTH              STOCK            SPECIAL          SMALL CAP
                                                FUND               FUND               FUND              FUND              FUND
                                            -------------     ---------------     -------------     -------------     -------------
ASSETS:
  Investments at identified cost........    $ 606,412,151     $ 1,385,837,047     $  90,713,210     $ 539,450,155     $ 125,840,560
  Investments at identified cost --
    federal income tax purposes.........    $ 608,445,261     $ 1,388,686,181     $  90,718,972     $ 539,642,485     $ 127,102,216
----------------------------------------    -------------     ---------------     -------------     -------------     -------------
  Investments at value..................    $ 867,256,979     $ 2,038,214,322     $ 128,252,238     $ 750,515,640     $ 154,455,579
  Temporary cash investments, at
    value...............................       26,333,731          18,150,383        22,610,095        22,732,954        12,928,959
  Cash..................................               --                  --         3,939,361                --                --
  Cash denominated in foreign currencies
    (cost $2,178,278)...................               --                  --         2,166,064                --                --
  Receivable for:
    Investments sold....................               --          11,385,220         1,278,651         6,711,172         4,032,453
    Capital stock sold..................        1,277,808             883,459           615,942           149,125           107,382
    Interest............................          163,237             150,624            82,043            69,970            32,587
    Dividends...........................          316,955             527,046           270,510           183,207             8,954
    Expense reimbursement...............               --                  --                --                --                --
                                            -------------     ---------------     -------------     -------------     -------------
  Total assets..........................      895,348,710       2,069,311,054       159,214,904       780,362,068       171,565,914
                                            -------------     ---------------     -------------     -------------     -------------
LIABILITIES:
  Payable for:
    Investments purchased...............        8,782,657          21,901,623         4,167,401         4,029,675         3,660,747
    Capital stock redeemed..............          871,981           3,462,919           174,237        15,803,046           202,264
    Dividends...........................            4,517                  --                --                --                --
    Investment management fee...........          421,134             874,153           120,931           566,107           128,238
    Accrued expenses....................          111,883             339,676           104,333           225,034            66,312
                                            -------------     ---------------     -------------     -------------     -------------
  Total liabilities.....................       10,192,172          26,578,371         4,566,902        20,623,862         4,057,561
                                            -------------     ---------------     -------------     -------------     -------------
NET ASSETS..............................    $ 885,156,538     $ 2,042,732,683     $ 154,648,002     $ 759,738,206     $ 167,508,353
                                            -------------     ---------------     -------------     -------------     -------------
                                            -------------     ---------------     -------------     -------------     -------------
NET ASSETS consist of:
  Undistributed net investment income
    (loss)..............................    $     (71,170)    $       (17,552)    $     (53,441)    $  (2,403,535)    $    (672,288)
  Unrealized appreciation (depreciation)
    on:
    Investments.........................      260,844,828         652,377,275        37,539,028       211,065,485        28,615,019
    Translation of assets and
      liabilities in foreign
      currencies........................               --                  --           (29,584)               --                --
  Undistributed net realized gain (loss)
    from:
    Investment transactions.............       73,481,454         225,408,140         6,088,322        85,089,080        (7,371,538)
    Foreign currency transactions.......               --                  --          (363,846)               --                --
  Capital shares........................               --             419,444                --           314,265                --
  Capital paid in.......................      550,901,426       1,164,545,376       111,467,523       465,672,911       146,937,160
                                            -------------     ---------------     -------------     -------------     -------------
NET ASSETS..............................    $ 885,156,538     $ 2,042,732,683     $ 154,648,002     $ 759,738,206     $ 167,508,353
                                            -------------     ---------------     -------------     -------------     -------------
                                            -------------     ---------------     -------------     -------------     -------------
SHARES OF CAPITAL STOCK OUTSTANDING.....       31,931,859          41,944,366         9,289,907        31,426,479         9,261,462
                                            -------------     ---------------     -------------     -------------     -------------
                                            -------------     ---------------     -------------     -------------     -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................    $       27.72     $         48.70     $       16.65     $       24.18     $       18.09
                                            -------------     ---------------     -------------     -------------     -------------
                                            -------------     ---------------     -------------     -------------     -------------

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                                                      U.S.             FIXED            NATIONAL
                                             REAL ESTATE                           GOVERNMENT         INCOME            MUNICIPAL
                                               EQUITY            BALANCED          SECURITIES       SECURITIES            BOND
                                                FUND               FUND               FUND             FUND               FUND
                                            -------------     ---------------     ------------     -------------     ---------------
ASSETS:
  Investments at identified cost........    $205,588,167      $   825,841,199     $38,395,671      $ 425,045,461     $    6,964,961
  Investments at identified cost --
    federal income tax purposes.........    $202,262,341      $   827,009,331     $38,395,679      $ 425,047,637     $    6,964,961
----------------------------------------    -------------     ---------------     ------------     -------------     ---------------
  Investments at value..................    $210,010,104      $   990,862,739     $37,919,317      $ 416,545,769     $    6,835,498
  Temporary cash investments, at
    value...............................      15,006,707            8,706,352       1,220,922         11,489,395            742,957
  Cash..................................              --                   --              --                 --                 --
  Cash denominated in foreign currencies
    (cost $2,178,278)...................              --                   --              --                 --                 --
  Receivable for:
    Investments sold....................              --           21,985,030              --          3,013,095                 --
    Capital stock sold..................         483,911           10,573,692           1,192            501,157              2,195
    Interest............................          74,583            5,797,400         202,556          4,615,391             83,198
    Dividends...........................       1,458,868              182,033              --                 --                 --
    Expense reimbursement...............              --                   --              --                 --             24,929
                                            -------------     ---------------     ------------     -------------     ---------------
  Total assets..........................     227,034,173        1,038,107,246      39,343,987        436,164,807          7,688,777
                                            -------------     ---------------     ------------     -------------     ---------------
LIABILITIES:
  Payable for:
    Investments purchased...............              --           14,558,443              --          3,394,713            641,518
    Capital stock redeemed..............         490,958            3,506,361          64,429          3,106,547                 --
    Dividends...........................         128,334              111,921           6,661            370,472              1,258
    Investment management fee...........         138,650              405,255          15,908            176,141              2,501
    Accrued expenses....................          67,986              583,131          19,976            149,244             17,160
                                            -------------     ---------------     ------------     -------------     ---------------
  Total liabilities.....................         825,928           19,165,111         106,974          7,197,117            662,437
                                            -------------     ---------------     ------------     -------------     ---------------
NET ASSETS..............................    $226,208,245      $ 1,018,942,135     $39,237,013      $ 428,967,690     $    7,026,340
                                            -------------     ---------------     ------------     -------------     ---------------
                                            -------------     ---------------     ------------     -------------     ---------------
NET ASSETS consist of:
  Undistributed net investment income
    (loss)..............................    $    213,868      $       444,717     $        --      $          --     $           --
  Unrealized appreciation (depreciation)
    on:
    Investments.........................       4,421,937          165,021,540        (476,354)        (8,499,692)          (129,463)
    Translation of assets and
      liabilities in foreign
      currencies........................              --                   --              --                 --                 --
  Undistributed net realized gain (loss)
    from:
    Investment transactions.............        (839,347)          43,935,811         183,397         (2,764,561)            (1,807)
    Foreign currency transactions.......              --                   --              --                 --                 --
  Capital shares........................              --                   --          47,470            335,264                 --
  Capital paid in.......................     222,411,787          809,540,067      39,482,500        439,896,679          7,157,610
                                            -------------     ---------------     ------------     -------------     ---------------
NET ASSETS..............................    $226,208,245      $ 1,018,942,135     $39,237,013      $ 428,967,690     $    7,026,340
                                            -------------     ---------------     ------------     -------------     ---------------
                                            -------------     ---------------     ------------     -------------     ---------------
SHARES OF CAPITAL STOCK OUTSTANDING.....      13,893,149           41,941,645       4,746,992         33,526,415            731,299
                                            -------------     ---------------     ------------     -------------     ---------------
                                            -------------     ---------------     ------------     -------------     ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................    $      16.28      $         24.29     $      8.27      $       12.79     $         9.61
                                            -------------     ---------------     ------------     -------------     ---------------
                                            -------------     ---------------     ------------     -------------     ---------------


                                            MUNICIPAL                           COLUMBIA
                                              BOND           HIGH YIELD       DAILY INCOME
                                              FUND              FUND             COMPANY
                                          -------------     ------------     ---------------
ASSETS:
  Investments at identified cost........  $ 438,080,753     $ 62,719,772     $ 1,092,602,938
  Investments at identified cost --
    federal income tax purposes.........  $ 438,101,108     $ 62,755,184     $ 1,092,602,938
----------------------------------------  -------------     ------------     ---------------
  Investments at value..................  $ 442,231,328     $ 61,364,489     $ 1,092,602,938
  Temporary cash investments, at
    value...............................      5,690,695        6,909,876           2,044,166
  Cash..................................             --               --             300,000
  Cash denominated in foreign currencies
    (cost $2,178,278)...................             --               --                  --
  Receivable for:
    Investments sold....................             --               --                  --
    Capital stock sold..................         50,012           89,866           1,022,953
    Interest............................      5,614,415        1,331,811             342,840
    Dividends...........................             --               --                  --
    Expense reimbursement...............             --               --                  --
                                          -------------     ------------     ---------------
  Total assets..........................    453,586,450       69,696,042       1,096,312,897
                                          -------------     ------------     ---------------
LIABILITIES:
  Payable for:
    Investments purchased...............      1,148,809               --                  --
    Capital stock redeemed..............        232,752           92,553           6,763,968
    Dividends...........................        346,793           51,335                  --
    Investment management fee...........        185,837           33,630             423,446
    Accrued expenses....................         85,978           37,297             154,848
                                          -------------     ------------     ---------------
  Total liabilities.....................      2,000,169          214,815           7,342,262
                                          -------------     ------------     ---------------
NET ASSETS..............................  $ 451,586,281     $ 69,481,227     $ 1,088,970,635
                                          -------------     ------------     ---------------
                                          -------------     ------------     ---------------
NET ASSETS consist of:
  Undistributed net investment income
    (loss)..............................  $          --     $         --     $            --
  Unrealized appreciation (depreciation)
    on:
    Investments.........................      4,150,575       (1,355,283)                 --
    Translation of assets and
      liabilities in foreign
      currencies........................             --               --                  --
  Undistributed net realized gain (loss)
    from:
    Investment transactions.............      2,436,371         (432,066)                 --
    Foreign currency transactions.......             --               --                  --
  Capital shares........................        376,423               --           1,088,971
  Capital paid in.......................    444,622,912       71,268,576       1,087,881,664
                                          -------------     ------------     ---------------
NET ASSETS..............................  $ 451,586,281     $ 69,481,227     $ 1,088,970,635
                                          -------------     ------------     ---------------
                                          -------------     ------------     ---------------
SHARES OF CAPITAL STOCK OUTSTANDING.....     37,642,335        7,260,784       1,088,970,635
                                          -------------     ------------     ---------------
                                          -------------     ------------     ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $       12.00     $       9.57     $          1.00
                                          -------------     ------------     ---------------
                                          -------------     ------------     ---------------

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

COLUMBIA FUNDS
For the six months ended June 30, 1999
(Unaudited)

                                             COMMON                   INTERNATIONAL
                                             STOCK         GROWTH         STOCK         SPECIAL      SMALL CAP
                                              FUND          FUND          FUND            FUND          FUND
                                          ------------  ------------  -------------   ------------  ------------
INVESTMENT INCOME:
    Interest............................  $    733,946  $    841,822  $     241,142   $    871,058  $    235,136
    Dividends...........................     3,183,589     5,270,919        869,600      1,095,672        76,830
    Foreign taxes withheld, net of
      reclaim...........................            --            --       (102,421)            --            --
                                          ------------  ------------  -------------   ------------  ------------
      Total income......................     3,917,535     6,112,741      1,008,321      1,966,730       311,966
                                          ------------  ------------  -------------   ------------  ------------
  Expenses:
    Investment management fees..........     2,522,203     5,112,938        692,568      3,616,918       735,834
    Transfer agent fees.................       282,781       566,684        156,076        371,474       104,343
    Shareholder servicing fees..........       279,797       152,524         84,760        178,057        69,349
    Postage, printing, and other........        39,316       214,694         48,551        134,778        24,150
    Custodian fees......................        26,851        45,253         51,263         25,935        22,696
    Legal, insurance, and audit fees....        22,091        28,321         19,425         24,231        17,945
    Registration and filing fees........         8,073        32,032          8,419         15,433         9,178
    Director fees.......................         4,006         9,246            700          3,439           759
    Expense reimbursements..............            --            --             --             --            --
                                          ------------  ------------  -------------   ------------  ------------
      Total expenses....................     3,185,118     6,161,692      1,061,762      4,370,265       984,254
                                          ------------  ------------  -------------   ------------  ------------
  Net investment income (loss)..........       732,417       (48,951)       (53,441)    (2,403,535)     (672,288)
                                          ------------  ------------  -------------   ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investment transactions.............    76,370,539   229,847,100      7,683,949     86,417,491     2,873,496
    Foreign currency transactions.......            --            --       (363,846)            --            --
                                          ------------  ------------  -------------   ------------  ------------
      Net realized gain (loss)..........    76,370,539   229,847,100      7,320,103     86,417,491     2,873,496
                                          ------------  ------------  -------------   ------------  ------------
  Net unrealized appreciation
    (depreciation) on:
    Investments.........................    33,011,262    26,487,114      3,025,102    (77,527,074)    2,866,409
    Translation of assets and
      liabilities in foreign
      currencies........................            --            --        (33,830)            --            --
                                          ------------  ------------  -------------   ------------  ------------
      Net unrealized appreciation
        (depreciation)..................    33,011,262    26,487,114      2,991,272    (77,527,074)    2,866,409
                                          ------------  ------------  -------------   ------------  ------------
        Net realized and unrealized gain
          (loss) on
          investments...................   109,381,801   256,334,214     10,311,375      8,890,417     5,739,905
                                          ------------  ------------  -------------   ------------  ------------
NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS............................  $110,114,218  $256,285,263  $  10,257,934   $  6,486,882  $  5,067,617
                                          ------------  ------------  -------------   ------------  ------------
                                          ------------  ------------  -------------   ------------  ------------

 *   For the period February 10 through June 30, 1999.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                                         U.S.          FIXED
                                          REAL ESTATE                 GOVERNMENT      INCOME
                                             EQUITY       BALANCED    SECURITIES    SECURITIES
                                              FUND          FUND         FUND          FUND
                                          ------------   -----------  -----------   -----------
INVESTMENT INCOME:
    Interest............................  $   451,107    $16,123,617  $  944,265    $14,195,639
    Dividends...........................    5,292,897      2,018,827          --             --
    Foreign taxes withheld, net of
      reclaim...........................           --             --          --             --
                                          ------------   -----------  -----------   -----------
      Total income......................    5,744,004     18,142,444     944,265     14,195,639
                                          ------------   -----------  -----------   -----------
  Expenses:
    Investment management fees..........      716,333      2,560,443      98,290      1,084,022
    Transfer agent fees.................       81,595        306,154      25,088        134,472
    Shareholder servicing fees..........       76,151        328,603      27,481         77,356
    Postage, printing, and other........       18,531        134,668       7,421         61,979
    Custodian fees......................        8,330         34,516       1,357         16,468
    Legal, insurance, and audit fees....       14,789         24,891      11,790         19,477
    Registration and filing fees........       36,322          9,328       4,645         26,134
    Director fees.......................        1,024          4,612         178          1,942
    Expense reimbursements..............           --             --          --             --
                                          ------------   -----------  -----------   -----------
      Total expenses....................      953,075      3,403,215     176,250      1,421,850
                                          ------------   -----------  -----------   -----------
  Net investment income (loss)..........    4,790,929     14,739,229     768,015     12,773,789
                                          ------------   -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investment transactions.............     (838,648)    44,830,569     161,998     (2,887,942)
    Foreign currency transactions.......           --             --          --             --
                                          ------------   -----------  -----------   -----------
      Net realized gain (loss)..........     (838,648)    44,830,569     161,998     (2,887,942)
                                          ------------   -----------  -----------   -----------
  Net unrealized appreciation
    (depreciation) on:
    Investments.........................    6,741,099      2,253,882    (749,099)   (17,816,552)
    Translation of assets and
      liabilities in foreign
      currencies........................           --             --          --             --
                                          ------------   -----------  -----------   -----------
      Net unrealized appreciation
        (depreciation)..................    6,741,099      2,253,882    (749,099)   (17,816,552)
                                          ------------   -----------  -----------   -----------
        Net realized and unrealized gain
          (loss) on
          investments...................    5,902,451     47,084,451    (587,101)   (20,704,494)
                                          ------------   -----------  -----------   -----------
NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS............................  $10,693,380    $61,823,680  $  180,914    $(7,930,705)
                                          ------------   -----------  -----------   -----------
                                          ------------   -----------  -----------   -----------

                                            NATIONAL
                                           MUNICIPAL     MUNICIPAL                    COLUMBIA
                                              BOND          BOND       HIGH YIELD   DAILY INCOME
                                             FUND*          FUND          FUND        COMPANY
                                          ------------  ------------  ------------  ------------
INVESTMENT INCOME:
    Interest............................  $     58,179  $ 11,704,354  $  2,732,224  $ 27,257,367
    Dividends...........................            --            --            --            --
    Foreign taxes withheld, net of
      reclaim...........................            --            --            --            --
                                          ------------  ------------  ------------  ------------
      Total income......................        58,179    11,704,354     2,732,224    27,257,367
                                          ------------  ------------  ------------  ------------
  Expenses:
    Investment management fees..........         6,555     1,148,118       193,496     2,546,318
    Transfer agent fees.................           411        60,751        29,523       363,432
    Shareholder servicing fees..........         8,596        37,239        30,081       124,622
    Postage, printing, and other........         1,532        68,185        15,284        92,253
    Custodian fees......................         1,396        11,183         4,663       189,981
    Legal, insurance, and audit fees....        10,358        21,375        12,998        24,095
    Registration and filing fees........         4,820         5,973        14,019        19,849
    Director fees.......................            28         2,044           315         4,928
    Expense reimbursements..............       (25,175)           --            --            --
                                          ------------  ------------  ------------  ------------
      Total expenses....................         8,521     1,354,868       300,379     3,365,478
                                          ------------  ------------  ------------  ------------
  Net investment income (loss)..........        49,658    10,349,486     2,431,845    23,891,889
                                          ------------  ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investment transactions.............        (1,807)    2,428,342      (450,528)           --
    Foreign currency transactions.......            --            --            --            --
                                          ------------  ------------  ------------  ------------
      Net realized gain (loss)..........        (1,807)    2,428,342      (450,528)           --
                                          ------------  ------------  ------------  ------------
  Net unrealized appreciation
    (depreciation) on:
    Investments.........................      (129,463)  (19,649,109)   (1,517,923)           --
    Translation of assets and
      liabilities in foreign
      currencies........................            --            --            --            --
                                          ------------  ------------  ------------  ------------
      Net unrealized appreciation
        (depreciation)..................      (129,463)  (19,649,109)   (1,517,923)           --
                                          ------------  ------------  ------------  ------------
        Net realized and unrealized gain
          (loss) on
          investments...................      (131,270)  (17,220,767)   (1,968,451)           --
                                          ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS............................  $    (81,612) $ (6,871,281) $    463,394  $ 23,891,889
                                          ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------

 *   For the period February 10 through June 30, 1999.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

COLUMBIA FUNDS
For the six months ended June 30, 1999
(Unaudited)


                                             COMMON                     INTERNATIONAL
                                             STOCK          GROWTH          STOCK          SPECIAL       SMALL CAP
                                              FUND           FUND           FUND             FUND           FUND
                                          ------------  --------------  -------------   --------------  ------------
    Net investment income (loss)........  $    732,417  $      (48,951) $     (53,441)  $   (2,403,535) $   (672,288)
    Net realized gain (loss) from:
      Investment transactions...........    76,370,539     229,847,100      7,683,949       86,417,491     2,873,496
      Foreign currency transactions.....            --              --       (363,846)              --            --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................    33,011,262      26,487,114      3,025,102      (77,527,074)    2,866,409
      Translation of assets and
        liabilities in foreign
        currencies......................            --              --        (33,830)              --            --
                                          ------------  --------------  -------------   --------------  ------------
    Net increase (decrease) resulting
      from operations...................   110,114,218     256,285,263     10,257,934        6,486,882     5,067,617
  Distributions to shareholders:
    From net investment income..........      (958,992)             --             --               --            --
    From net realized gain from
      investment transactions and
      foreign currency transactions.....            --              --             --               --            --
  Net capital share transactions........   (21,145,253)     33,423,879     10,197,068     (216,107,567)    1,968,529
                                          ------------  --------------  -------------   --------------  ------------
Net increase (decrease) in net assets...    88,009,973     289,709,142     20,455,002     (209,620,685)    7,036,146
NET ASSETS:
  Beginning of period...................   797,146,565   1,753,023,541    134,193,000      969,358,891   160,472,207
                                          ------------  --------------  -------------   --------------  ------------
  End of period.........................  $885,156,538  $2,042,732,683  $ 154,648,002   $  759,738,206  $167,508,353
                                          ------------  --------------  -------------   --------------  ------------
                                          ------------  --------------  -------------   --------------  ------------
Undistributed net investment income
  (loss) at end of period...............  $    (71,170) $      (17,552) $     (53,441)  $   (2,403,535) $   (672,288)
                                          ------------  --------------  -------------   --------------  ------------
                                          ------------  --------------  -------------   --------------  ------------
* For the period February 10, through
  June 30, 1999.
--------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 1998
    Net investment income (loss)........  $  4,672,736  $    3,156,064  $     (22,112)  $     (927,264) $   (840,887)
    Net realized gain (loss) from:
      Investment transactions...........    89,973,443      77,263,496     (1,586,408)        (544,655)  (10,185,536)
      Foreign currency transactions.....            --              --     (1,099,734)              --            --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................    89,964,455     322,622,139     19,606,801      150,392,854    16,364,251
      Translation of assets and
        liabilities in foreign
        currencies......................            --              --       (120,200)              --            --
                                          ------------  --------------  -------------   --------------  ------------
    Net increase (decrease) resulting
      from operations...................   184,610,634     403,041,699     16,778,347      148,920,935     5,337,828
  Distributions to shareholders:
    From net investment income..........    (4,552,680)     (3,081,414)            --         (254,898)           --
    In excess of net investment
      income............................       (69,472)        (50,967)            --         (230,229)      (12,878)
    From net realized gain from
      investment transactions and
      foreign currency transactions.....   (91,091,522)    (79,945,012)       (65,195)              --            --
    In excess of net realized gain from
      investment transactions...........    (4,001,636)     (5,463,435)            --               --            --
    From return of capital..............            --              --             --               --            --
  Net capital share transactions........   (71,654,578)    113,604,981    (28,800,687)    (428,794,714)   58,715,948
                                          ------------  --------------  -------------   --------------  ------------
Net increase (decrease) in net assets...    13,240,746     428,105,852    (12,087,535)    (280,358,906)   64,040,898
NET ASSETS:
  Beginning of year.....................   783,905,819   1,324,917,689    146,280,535    1,249,717,797    96,431,309
                                          ------------  --------------  -------------   --------------  ------------
  End of year...........................  $797,146,565  $1,753,023,541  $ 134,193,000   $  969,358,891  $160,472,207
                                          ------------  --------------  -------------   --------------  ------------
                                          ------------  --------------  -------------   --------------  ------------
Undistributed net investment income at
  end of year...........................  $    155,405  $       31,399             --               --            --
                                          ------------  --------------  -------------   --------------  ------------
                                          ------------  --------------  -------------   --------------  ------------

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                                                                U.S.            FIXED
                                           REAL ESTATE                       GOVERNMENT        INCOME
                                             EQUITY          BALANCED        SECURITIES      SECURITIES
                                              FUND             FUND             FUND            FUND
                                          -------------   ---------------   -------------   -------------

    Net investment income (loss)........  $  4,790,929    $    14,739,229   $    768,015    $  12,773,789
    Net realized gain (loss) from:
      Investment transactions...........      (838,648)        44,830,569        161,998       (2,887,942)
      Foreign currency transactions.....            --                 --             --               --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................     6,741,099          2,253,882       (749,099)     (17,816,552)
      Translation of assets and
        liabilities in foreign
        currencies......................            --                 --             --               --
                                          -------------   ---------------   -------------   -------------
    Net increase (decrease) resulting
      from operations...................    10,693,380         61,823,680        180,914       (7,930,705)
  Distributions to shareholders:
    From net investment income..........    (4,577,061)       (14,500,361)      (768,015)     (12,773,789)
    From net realized gain from
      investment transactions and
      foreign currency transactions.....            --            (23,677)            --               --
  Net capital share transactions........    55,919,572         (3,738,265)      (753,752)      27,342,053
                                          -------------   ---------------   -------------   -------------
Net increase (decrease) in net assets...    62,035,891         43,561,377     (1,340,853)       6,637,559
NET ASSETS:
  Beginning of period...................   164,172,354        975,380,758     40,577,866      422,330,131
                                          -------------   ---------------   -------------   -------------
  End of period.........................  $226,208,245    $ 1,018,942,135   $ 39,237,013    $ 428,967,690
                                          -------------   ---------------   -------------   -------------
                                          -------------   ---------------   -------------   -------------
Undistributed net investment income
  (loss) at end of period...............  $    213,868    $       444,717             --               --
                                          -------------   ---------------   -------------   -------------
                                          -------------   ---------------   -------------   -------------
* For the period February 10, through
  June 30, 1999.
---------------------------------------------------------------------------------------------------------..
                                          ---------------------------------------------------------------
For the year ended December 31, 1998
    Net investment income (loss)........  $  7,511,435    $    28,903,882   $  1,773,959    $  25,231,753
    Net realized gain (loss) from:
      Investment transactions...........      (225,330)        65,831,341        463,379        4,181,058
      Foreign currency transactions.....            --                 --             --               --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................   (29,435,976)        68,447,300        181,795         (283,034)
      Translation of assets and
        liabilities in foreign
        currencies......................            --                 --             --               --
----------------------------------------  -------------   ---------------   -------------   -------------
    Net increase (decrease) resulting
      from operations...................   (22,149,871)       163,182,523      2,419,133       29,129,777
  Distributions to shareholders:
    From net investment income..........    (6,572,683)       (28,733,052)    (1,773,959)     (25,231,753)
    In excess of net investment
      income............................        (2,387)       (66,826,702)      (192,702)      (4,065,757)
    From net realized gain from
      investment transactions and
      foreign currency transactions.....            --                 --             --               --
    In excess of net realized gain from
      investment transactions...........            --         (1,501,528)            --               --
    From return of capital..............      (940,385)                --             --               --
  Net capital share transactions........    42,283,240        116,881,261      2,288,719       41,165,110
----------------------------------------  -------------   ---------------   -------------   -------------
Net increase (decrease) in net assets...    12,617,914        183,002,502      2,741,191       40,997,377
NET ASSETS:
  Beginning of year.....................   151,554,440        792,378,256     37,836,675      381,332,754
----------------------------------------  -------------   ---------------   -------------   -------------
  End of year...........................  $164,172,354    $   975,380,758   $ 40,577,866    $ 422,330,131
----------------------------------------  -------------   ---------------   -------------   -------------
----------------------------------------  -------------   ---------------   -------------   -------------
Undistributed net investment income at
  end of year...........................            --    $       205,849             --               --
----------------------------------------  -------------   ---------------   -------------   -------------
----------------------------------------  -------------   ---------------   -------------   -------------

                                            NATIONAL
                                            MUNICIPAL       MUNICIPAL                     COLUMBIA DAILY
                                              BOND            BOND         HIGH YIELD         INCOME
                                            FUND (*)          FUND            FUND            COMPANY
                                          -------------   -------------   -------------   ---------------
    Net investment income (loss)........  $      49,658   $  10,349,486   $   2,431,845   $    23,891,889
    Net realized gain (loss) from:
      Investment transactions...........         (1,807)      2,428,342        (450,528)               --
      Foreign currency transactions.....             --              --              --                --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................       (129,463)    (19,649,109)     (1,517,923)               --
      Translation of assets and
        liabilities in foreign
        currencies......................             --              --              --                --
                                          -------------   -------------   -------------   ---------------
    Net increase (decrease) resulting
      from operations...................        (81,612)     (6,871,281)        463,394        23,891,889
  Distributions to shareholders:
    From net investment income..........        (49,658)    (10,349,486)     (2,431,845)      (23,891,889)
    From net realized gain from
      investment transactions and
      foreign currency transactions.....             --              --              --                --
  Net capital share transactions........      7,157,610       5,998,325      13,925,845       (20,170,576)
                                          -------------   -------------   -------------   ---------------
Net increase (decrease) in net assets...      7,026,340     (11,222,442)     11,957,394       (20,170,576)
NET ASSETS:
  Beginning of period...................             --     462,808,723      57,523,833     1,109,141,211
                                          -------------   -------------   -------------   ---------------
  End of period.........................  $   7,026,340   $ 451,586,281   $  69,481,227   $ 1,088,970,635
                                          -------------   -------------   -------------   ---------------
                                          -------------   -------------   -------------   ---------------
Undistributed net investment income
  (loss) at end of period...............             --              --              --                --
                                          -------------   -------------   -------------   ---------------
                                          -------------   -------------   -------------   ---------------
* For the period February 10, through
  June 30, 1999.
---------------------------------------------------------------------------------------------------------..
                                          ---------------------------------------------------------------
For the year ended December 31, 1998
    Net investment income (loss)........                  $  19,830,150   $   3,697,029   $    52,842,216
    Net realized gain (loss) from:
      Investment transactions...........                      3,856,207         277,970                --
      Foreign currency transactions.....                             --              --                --
    Net unrealized appreciation
      (depreciation) on:
      Investments.......................                       (263,686)       (968,024)               --
      Translation of assets and
        liabilities in foreign
        currencies......................                             --              --                --
----------------------------------------                  -------------   -------------   ---------------
    Net increase (decrease) resulting
      from operations...................                     23,422,671       3,006,975        52,842,216
  Distributions to shareholders:
    From net investment income..........                    (19,830,150)     (3,697,029)      (52,842,216)
    In excess of net investment
      income............................                        (10,701)             --                --
    From net realized gain from
      investment transactions and
      foreign currency transactions.....                     (4,149,947)       (290,221)               --
    In excess of net realized gain from
      investment transactions...........                             --              --                --
    From return of capital..............                             --              --                --
  Net capital share transactions........                     54,228,675      19,225,699       (59,954,357)
----------------------------------------                  -------------   -------------   ---------------
Net increase (decrease) in net assets...                     53,660,548      18,245,424       (59,954,357)
NET ASSETS:
  Beginning of year.....................                    409,148,175      39,278,409     1,169,095,568
----------------------------------------                  -------------   -------------   ---------------
  End of year...........................                  $ 462,808,723   $  57,523,833   $ 1,109,141,211
----------------------------------------                  -------------   -------------   ---------------
----------------------------------------                  -------------   -------------   ---------------
Undistributed net investment income at
  end of year...........................                             --              --                --
----------------------------------------                  -------------   -------------   ---------------
----------------------------------------                  -------------   -------------   ---------------

                 See Accompanying Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------
                                  (Unaudited)

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES: --

The Columbia Funds (the "Funds") consist of the following:

    Columbia Common Stock Fund, Inc.
    Columbia Growth Fund, Inc.
    Columbia International Stock Fund, Inc.
    Columbia Special Fund, Inc.
    Columbia Small Cap Fund, Inc.
    Columbia Real Estate Equity Fund, Inc.
    Columbia Balanced Fund, Inc.
    Columbia U.S. Government Securities Fund, Inc.
    Columbia Fixed Income Securities Fund, Inc.
    Columbia National Municipal Bond Fund, Inc.
    Columbia Municipal Bond Fund, Inc.
    Columbia High Yield Fund, Inc.
    Columbia Daily Income Company

All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except the Municipal Bond Fund, which is non-diversified.

Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by each Fund in the preparation of its financial statements.

INVESTMENT VALUATION. The value of equity investments are based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Fixed income investment values are based on market value as quoted by dealers who are market makers in these securities or by independent pricing services. Market values for fixed income securities, except for municipal securities, are based on the average of bid and ask prices, or by reference to the price of other securities with comparable ratings, interest rates and maturities. Market value for municipal securities are based on bid prices. Investment securities with less than 60 days to maturity when purchased and all securities held by Columbia Daily Income Company are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities or is held under common control. As of June 30, 1999, the Funds did not hold any investments in such affiliated issuers. The Special Fund, as of December 31, 1998, held the following affiliated issuers which were subsequently sold to less than 5% during the six months ended June 30, 1999: 800,000 shares of Abercrombie & Fitch Co., 1,240,000 shares of AnnTaylor Stores Corp., 500,000 shares of Resmed, Inc., and 860,000 shares of Vans, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The International Stock Fund, and to a limited extent certain other funds, may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any changes in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. During the six months ending June 30, 1999, the Funds did not enter into any such forward contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Stock Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTEREST AND DIVIDEND INCOME. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Amortization of discounts or accretion of premiums is recorded over the life of the instrument. The majority of dividend income recorded by the Real Estate Equity Fund is from Real Estate Investment Trusts (REITS). For tax purposes, a portion of these dividends consist of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income of the Common Stock, Real Estate Equity and Balanced Funds are declared and paid quarterly. Dividends from net investment income of the Growth, International Stock, Special, and Small Cap Funds are declared and paid annually. Dividends from net investment income of the U.S. Government Securities, Fixed Income Securities, National Municipal Bond, Municipal Bond, and High Yield Funds are declared daily and paid monthly. Dividends from net investment income of the Columbia Daily Income Company are declared and paid daily. Distributions from any net realized gains are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment company income and return of capital received from Real Estate Investment Trusts (REITS).

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and realized gains to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes.

The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At June 30, 1999, 5% of the Fund's debt securities were rated Baa, 50% were rated Ba, and 45% were rated B, by Moody's Investor Services, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           -- 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES: --

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

Columbia Funds Management Company (CFMC) manages each Fund and Columbia Trust Company (CTC), a majority owned subsidiary of CFMC, is the transfer and shareholder servicing agent. CFMC is an indirect subsidiary of Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CFMC. The fees are based on the following annual rates of average daily net assets:

                                               FEES ON            FEES ON            FEES ON            FEES ON
                                             NET ASSETS         NET ASSETS         NET ASSETS         NET ASSETS
                                                FIRST              NEXT               NEXT             EXCEEDING
                                            $200 MILLION       $300 MILLION       $500 MILLION        $1 BILLION
                                          -----------------  -----------------  -----------------  -----------------
Common Stock Fund.......................     0.60 of 1%         0.60 of 1%         0.60 of 1%         0.60 of 1%
Growth Fund.............................     0.75 of 1%         0.625 of 1%        0.50 of 1%         0.50 of 1%
International Stock Fund................     1.00 of 1%         1.00 of 1%         1.00 of 1%         1.00 of 1%
Special Fund............................     1.00 of 1%         1.00 of 1%         0.75 of 1%         0.75 of 1%
Small Cap Fund..........................     1.00 of 1%         1.00 of 1%         1.00 of 1%         1.00 of 1%
Real Estate Equity Fund.................     0.75 of 1%         0.75 of 1%         0.75 of 1%         0.75 of 1%
Balanced Fund...........................     0.50 of 1%         0.50 of 1%         0.50 of 1%         0.50 of 1%
U.S. Government Securities Fund.........     0.50 of 1%         0.50 of 1%         0.50 of 1%         0.50 of 1%
Fixed Income Securities Fund............     0.50 of 1%         0.50 of 1%         0.50 of 1%         0.50 of 1%
National Municipal Bond Fund............     0.50 of 1%         0.50 of 1%         0.50 of 1%         0.50 of 1%
Municipal Bond Fund.....................     0.50 of 1%         0.50 of 1%         0.50 of 1%         0.50 of 1%
High Yield Fund.........................     0.60 of 1%         0.60 of 1%         0.60 of 1%         0.60 of 1%
Columbia Daily Income Company...........     0.50 of 1%         0.50 of 1%         0.45 of 1%         0.40 of 1%

Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors received no compensation from the Funds.

Transfer agent fees were paid by each Fund to CTC for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly transfer agent fee is $1.67 per account.

CFMC has voluntarily agreed to reimburse expenses in excess of 0.65% of 1% for the National Municipal Bond Fund.

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                       -- 3. INVESTMENT TRANSACTIONS: --

Aggregate purchases, sales and maturities, net realized gain (loss) and unrealized appreciation (depreciation) of investments, excluding short-term investments, as of and for the six months ended June 30, 1999, were as follows:


                                                       COMMON                         INTERNATIONAL
                                                        STOCK           GROWTH            STOCK          SPECIAL        SMALL CAP
                                                        FUND             FUND             FUND            FUND            FUND
                                                    -------------   ---------------   -------------   -------------   -------------
PURCHASES:
  Investment securities other
    than U.S. Government obligations..............  $ 448,434,190   $ 1,175,086,434    $ 45,718,535   $ 481,256,820   $ 134,738,066
  U.S. Government obligations.....................             --                --              --              --              --
                                                    -------------   ---------------   -------------   -------------   -------------
    Total purchases...............................  $ 448,434,190   $ 1,175,086,434    $ 45,718,535   $ 481,256,820   $ 134,738,066
                                                    -------------   ---------------   -------------   -------------   -------------
                                                    -------------   ---------------   -------------   -------------   -------------
SALES AND MATURITIES:
  Investment securities other
    than U.S. Government obligations..............  $ 477,208,414   $ 1,122,827,225    $ 56,050,640   $ 687,159,977   $ 168,395,817
  U.S. Government obligations.....................             --                --              --              --              --
                                                    -------------   ---------------   -------------   -------------   -------------
    Total sales and maturities....................  $ 477,208,414   $ 1,122,827,225    $ 56,050,640   $ 687,159,977   $ 168,395,817
                                                    -------------   ---------------   -------------   -------------   -------------
                                                    -------------   ---------------   -------------   -------------   -------------
NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government obligations..............  $  76,370,539   $   229,847,100    $  7,683,949   $  86,417,491   $   2,873,496
  U.S. Government obligations.....................             --                --              --              --              --
                                                    -------------   ---------------   -------------   -------------   -------------
    Total net realized gain (loss)................  $  76,370,539   $   229,847,100    $  7,683,949   $  86,417,491   $   2,873,496
                                                    -------------   ---------------   -------------   -------------   -------------
                                                    -------------   ---------------   -------------   -------------   -------------
UNREALIZED APPRECIATION (DEPRECIATION)
  FOR FEDERAL INCOME TAX PURPOSES:
  Appreciation....................................  $ 265,770,856   $   659,260,707    $ 40,768,356   $ 218,708,240   $  31,847,076
  Depreciation....................................     (6,959,138)       (9,732,566)     (3,235,090)     (7,835,085)     (4,493,713)
                                                    -------------   ---------------   -------------   -------------   -------------
    Net unrealized appreciation (depreciation)....  $ 258,811,718   $   649,528,141    $ 37,533,266   $ 210,873,155   $  27,353,363
                                                    -------------   ---------------   -------------   -------------   -------------
                                                    -------------   ---------------   -------------   -------------   -------------

*For the period February 10 to June 30, 1999.

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------
                  -- 3. INVESTMENT TRANSACTIONS, CONTINUED --

                                                                          U.S.           FIXED
                                       REAL ESTATE                     GOVERNMENT       INCOME
                                          EQUITY        BALANCED       SECURITIES     SECURITIES
                                           FUND           FUND            FUND           FUND
                                       ------------   -------------   ------------   -------------
PURCHASES:
  Investment securities other
    than U.S. Government
    obligations......................  $60,451,187    $ 406,477,718   $        --    $ 101,323,626
  U.S. Government obligations........           --      395,811,468    28,080,182      285,730,023
                                       ------------   -------------   ------------   -------------
    Total purchases..................  $60,451,187    $ 802,289,186   $28,080,182    $ 387,053,649
                                       ------------   -------------   ------------   -------------
                                       ------------   -------------   ------------   -------------
SALES AND MATURITIES:
  Investment securities other
    than U.S. Government
    obligations......................  $11,279,457    $ 420,474,314   $        --    $  74,275,412
  U.S. Government obligations........           --      398,616,742    28,850,647      290,877,028
                                       ------------   -------------   ------------   -------------
    Total sales and maturities.......  $11,279,457    $ 819,091,056   $28,850,647    $ 365,152,440
                                       ------------   -------------   ------------   -------------
                                       ------------   -------------   ------------   -------------
NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government
    obligations......................  $  (838,648)   $  49,527,300   $        --    $    (522,470)
  U.S. Government obligations........           --       (4,696,731)      161,998       (2,365,472)
                                       ------------   -------------   ------------   -------------
    Total net realized gain (loss)...  $  (838,648)   $  44,830,569   $   161,998    $  (2,887,942)
                                       ------------   -------------   ------------   -------------
                                       ------------   -------------   ------------   -------------
UNREALIZED APPRECIATION (DEPRECIATION)
  FOR FEDERAL INCOME TAX PURPOSES:
  APPRECIATION.......................  $17,064,260    $ 179,459,956   $     1,422    $   1,682,761
  Depreciation.......................   (9,316,497)     (15,606,548)     (477,784)     (10,184,629)
                                       ------------   -------------   ------------   -------------
    Net unrealized appreciation
      (depreciation).................  $ 7,747,763    $ 163,853,408   $  (476,362)   $  (8,501,868)
                                       ------------   -------------   ------------   -------------
                                       ------------   -------------   ------------   -------------

                                        NATIONAL
                                        MUNICIPAL     MUNICIPAL
                                          BOND           BOND        HIGH YIELD
                                          FUND*         FUND*           FUND
                                       -----------   ------------   ------------
PURCHASES:
  Investment securities other
    than U.S. Government
    obligations......................  $ 7,128,308   $ 55,403,142   $25,502,985
  U.S. Government obligations........           --             --            --
                                       -----------   ------------   ------------
    Total purchases..................  $ 7,128,308   $ 55,403,142   $25,502,985
                                       -----------   ------------   ------------
                                       -----------   ------------   ------------
SALES AND MATURITIES:
  Investment securities other
    than U.S. Government
    obligations......................  $   159,021   $ 47,700,258   $13,793,301
  U.S. Government obligations........           --             --            --
                                       -----------   ------------   ------------
    Total sales and maturities.......  $   159,021   $ 47,700,258   $13,793,301
                                       -----------   ------------   ------------
                                       -----------   ------------   ------------
NET REALIZED GAIN (LOSS):
  Investment securities other
    than U.S. Government
    obligations......................  $    (1,807)  $  2,428,342   $  (450,528)
  U.S. Government obligations........           --             --            --
                                       -----------   ------------   ------------
    Total net realized gain (loss)...  $    (1,807)  $  2,428,342   $  (450,528)
                                       -----------   ------------   ------------
                                       -----------   ------------   ------------
UNREALIZED APPRECIATION (DEPRECIATION
  FOR FEDERAL INCOME TAX PURPOSES:
  APPRECIATION.......................  $    10,601   $  9,966,442   $   467,197
  Depreciation.......................     (140,064)    (5,836,223)   (1,857,893)
                                       -----------   ------------   ------------
    Net unrealized appreciation
      (depreciation).................  $  (129,463)  $  4,130,219   $(1,390,696)
                                       -----------   ------------   ------------
                                       -----------   ------------   ------------

*For the period February 10 to June 30, 1999.


                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                        -- 4. CAPITAL STOCK ACTIVITY: --

                                                COMMON STOCK FUND                          GROWTH FUND
                                      -------------------------------------   -------------------------------------
                                          SIX MONTHS                              SIX MONTHS
                                        ENDED JUNE 30,                          ENDED JUNE 30,
                                      ------------------                      ------------------
                                             1999                1998                1999                1998
                                      ------------------   ----------------   ------------------   ----------------
SHARES:
  Shares sold.......................         7,000,951           13,269,125          5,908,736           12,502,270
  Shares issued for reinvestment of
    dividends.......................            35,450            3,761,670                 --            1,958,431
                                      ------------------   ----------------   ------------------   ----------------
                                             7,036,401           17,030,795          5,908,736           14,460,701
  Shares redeemed...................        (7,775,267)         (19,963,393)        (5,203,190)         (11,802,719)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........          (738,866)          (2,932,598)           705,546            2,657,982
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
AMOUNTS:
  Sales.............................    $  179,103,360     $    313,993,826     $  268,650,689     $    483,570,772
  Reinvestment of dividends.........           945,310           91,734,934                 --           83,252,983
                                      ------------------   ----------------   ------------------   ----------------
                                           180,048,670          405,728,760        268,650,689          566,823,755
  Less redemptions..................      (201,193,923)        (477,383,338)      (235,226,810)        (453,218,774)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........    $  (21,145,253)    $    (71,654,578)    $   33,423,879     $    113,604,981
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
  Capital stock authorized
    (shares)........................       100,000,000                             100,000,000
  Par value.........................            no par                          $         0.01

                                            INTERNATIONAL STOCK FUND
                                      -------------------------------------
                                          SIX MONTHS
                                        ENDED JUNE 30,
                                      ------------------
                                             1999                1998
                                      ------------------   ----------------
SHARES:
  Shares sold.......................         3,406,913            6,757,057
  Shares issued for reinvestment of
    dividends.......................                --                4,073
                                      ------------------   ----------------
                                             3,406,913            6,761,130
  Shares redeemed...................        (2,800,075)          (8,752,521)
                                      ------------------   ----------------
  Net increase (decrease)...........           606,838           (1,991,391)
                                      ------------------   ----------------
                                      ------------------   ----------------
AMOUNTS:
  Sales.............................     $  54,904,714     $     96,626,658
  Reinvestment of dividends.........                --               62,933
                                      ------------------   ----------------
                                            54,904,714           96,689,591
  Less redemptions..................       (44,707,646)        (125,490,278)
                                      ------------------   ----------------
  Net increase (decrease)...........     $  10,197,068     $    (28,800,687)
                                      ------------------   ----------------
                                      ------------------   ----------------
  Capital stock authorized
    (shares)........................       100,000,000
  Par value.........................            no par

                                                   U.S. GOVERNMENT                          FIXED INCOME
                                                   SECURITIES FUND                         SECURITIES FUND
                                        -------------------------------------   -------------------------------------
                                            SIX MONTHS                              SIX MONTHS
                                          ENDED JUNE 30,                          ENDED JUNE 30,
                                        ------------------                      ------------------
                                               1999                1998                1999                1998
                                        ------------------   ----------------   ------------------   ----------------
SHARES:
  Shares sold.........................           932,397            2,328,032          7,066,731           12,025,253
  Shares issued for reinvestment of
    dividends.........................            86,454              220,206            801,847            1,746,053
                                        ------------------   ----------------   ------------------   ----------------
                                               1,018,851            2,548,238          7,868,578           13,771,306
  Shares redeemed.....................        (1,108,306)          (2,273,646)        (5,820,416)         (10,720,493)
                                        ------------------   ----------------   ------------------   ----------------
  Net increase (decrease).............           (89,455)             274,592          2,048,162            3,050,813
                                        ------------------   ----------------   ------------------   ----------------
                                        ------------------   ----------------   ------------------   ----------------
AMOUNTS:
  Sales...............................    $    7,757,611     $     19,453,757     $   93,169,799     $    162,360,726
  Reinvestment of dividends...........           718,821            1,841,909         10,495,403           23,546,526
                                        ------------------   ----------------   ------------------   ----------------
                                               8,476,432           21,295,666        103,665,202          185,907,252
  Less redemptions....................        (9,230,184)         (19,006,947)       (76,323,149)        (144,742,142)
                                        ------------------   ----------------   ------------------   ----------------
  Net increase (decrease).............    $     (753,752)    $      2,288,719     $   27,342,053     $     41,165,110
                                        ------------------   ----------------   ------------------   ----------------
                                        ------------------   ----------------   ------------------   ----------------
  Capital stock authorized (shares)...       100,000,000                             200,000,000
  Par value...........................    $         0.01                          $         0.01

                                                NATIONAL MUNICIPAL
                                                     BOND FUND
                                        -----------------------------------
                                          FEBRUARY 10
                                          TO JUNE 30,
                                        ----------------
                                              1999
                                        ----------------
SHARES:
  Shares sold.........................         729,507
  Shares issued for reinvestment of
    dividends.........................           4,703
                                        ----------------
                                               734,210
  Shares redeemed.....................          (2,911)
                                        ----------------
  Net increase (decrease).............         731,299
                                        ----------------
                                        ----------------
AMOUNTS:
  Sales...............................  $    7,140,513
  Reinvestment of dividends...........          45,898
                                        ----------------
                                             7,186,411
  Less redemptions....................         (28,801)
                                        ----------------
  Net increase (decrease).............  $    7,157,610
                                        ----------------
                                        ----------------
  Capital stock authorized (shares)...     100,000,000
  Par value...........................          no par

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------
                   -- 4. CAPITAL STOCK ACTIVITY, CONTINUED --

                                                  SPECIAL FUND                           SMALL CAP FUND
                                      -------------------------------------   -------------------------------------
                                          SIX MONTHS                              SIX MONTHS
                                        ENDED JUNE 30,                          ENDED JUNE 30,
                                      ------------------                      ------------------
                                             1999                1998                1999                1998
                                      ------------------   ----------------   ------------------   ----------------
SHARES:
  Shares sold.......................         5,595,658           15,749,843          4,036,803            8,487,025
  Shares issued for reinvestment of
    dividends.......................                --               19,697                 --                  684
                                      ------------------   ----------------   ------------------   ----------------
                                             5,595,658           15,769,540          4,036,803            8,487,709
  Shares redeemed...................       (15,207,637)         (36,402,850)        (3,981,440)          (5,074,580)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........        (9,611,979)         (20,633,310)            55,363            3,413,129
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
AMOUNTS:
  Sales.............................    $  125,186,276     $    326,466,750     $   67,115,559     $    142,918,397
  Reinvestment of dividends.........                --              465,243                 --               11,916
                                      ------------------   ----------------   ------------------   ----------------
                                           125,186,276          326,931,993         67,115,559          142,930,313
  Less redemptions..................      (341,293,843)        (755,726,707)       (65,147,030)         (84,214,365)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........    $ (216,107,567)    $   (428,794,714)    $    1,968,529     $     58,715,948
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
  Capital stock authorized
    (shares)........................       100,000,000                             100,000,000
  Par value.........................    $         0.01                                  no par

                                             REAL ESTATE EQUITY FUND                      BALANCED FUND
                                      -------------------------------------   -------------------------------------
                                          SIX MONTHS                              SIX MONTHS
                                        ENDED JUNE 30,                          ENDED JUNE 30,
                                      ------------------                      ------------------
                                             1999                1998                1999                1998
                                      ------------------   ----------------   ------------------   ----------------
SHARES:
  Shares sold.......................         7,408,131            9,988,402         12,301,980           13,507,447
  Shares issued for reinvestment of
    dividends.......................           276,499              416,553            592,800            4,168,672
                                      ------------------   ----------------   ------------------   ----------------
                                             7,684,630           10,404,955         12,894,780           17,676,119
  Shares redeemed...................        (4,210,675)          (8,048,667)       (13,048,062)         (12,580,813)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........         3,473,955            2,356,288           (153,282)           5,095,306
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
AMOUNTS:
  Sales.............................    $  118,531,524     $    171,289,503     $  290,778,345     $    307,811,840
  Reinvestment of dividends.........         4,356,006            6,951,254         14,285,558           96,330,655
                                      ------------------   ----------------   ------------------   ----------------
                                           122,887,530          178,240,757        305,063,903          404,142,495
  Less redemptions..................       (66,967,958)        (135,957,517)      (308,802,168)        (287,261,234)
                                      ------------------   ----------------   ------------------   ----------------
  Net increase (decrease)...........    $   55,919,572     $     42,283,240     $   (3,738,265)    $    116,881,261
                                      ------------------   ----------------   ------------------   ----------------
                                      ------------------   ----------------   ------------------   ----------------
  Capital stock authorized
    (shares)........................       100,000,000                             100,000,000
  Par value.........................            no par                                  no par

                                                 MUNICIPAL BOND FUND                       HIGH YIELD FUND
                                        -------------------------------------   -------------------------------------
                                            SIX MONTHS                              SIX MONTHS
                                          ENDED JUNE 30,                          ENDED JUNE 30,
                                        ------------------                      ------------------
                                               1999                1998                1999                1998
                                        ------------------   ----------------   ------------------   ----------------
SHARES:
  Shares sold.........................         4,833,525           10,282,298          2,882,144            5,050,748
  Shares issued for reinvestment of
    dividends.........................           672,264            1,535,194            216,384              350,237
                                        ------------------   ----------------   ------------------   ----------------
                                               5,505,789           11,817,492          3,098,528            5,400,985
  Shares redeemed.....................        (5,016,293)          (7,484,819)        (1,681,965)          (3,469,996)
                                        ------------------   ----------------   ------------------   ----------------
  Net increase (decrease).............           489,496            4,332,673          1,416,563            1,930,989
                                        ------------------   ----------------   ------------------   ----------------
                                        ------------------   ----------------   ------------------   ----------------
AMOUNTS:
  Sales...............................    $   59,769,174     $    128,573,968     $   28,297,094     $     50,292,553
  Reinvestment of dividends...........         8,288,342           19,177,222          2,112,097            3,493,216
                                        ------------------   ----------------   ------------------   ----------------
                                              68,057,516          147,751,190         30,409,191           53,785,769
  Less redemptions....................       (62,059,191)         (93,522,515)       (16,483,346)         (34,560,070)
                                        ------------------   ----------------   ------------------   ----------------
  Net increase (decrease).............    $    5,998,325     $     54,228,675     $   13,925,845     $     19,225,699
                                        ------------------   ----------------   ------------------   ----------------
                                        ------------------   ----------------   ------------------   ----------------
  Capital stock authorized (shares)...       100,000,000                             100,000,000
  Par value...........................    $         0.01                                  no par

                                                    COLUMBIA DAILY
                                                    INCOME COMPANY
                                        ---------------------------------------
                                            SIX MONTHS
                                          ENDED JUNE 30,
                                        ------------------
                                               1999                 1998
                                        ------------------   ------------------
SHARES:
  Shares sold.........................       846,806,871          1,712,535,787
  Shares issued for reinvestment of
    dividends.........................        23,877,175             52,814,144
                                        ------------------   ------------------
                                             870,684,046          1,765,349,931
  Shares redeemed.....................      (890,854,622)        (1,825,304,288)
                                        ------------------   ------------------
  Net increase (decrease).............       (20,170,576)           (59,954,357)
                                        ------------------   ------------------
                                        ------------------   ------------------
AMOUNTS:
  Sales...............................    $  846,806,871     $    1,712,535,787
  Reinvestment of dividends...........        23,877,175             52,814,144
                                        ------------------   ------------------
                                             870,684,046          1,765,349,931
  Less redemptions....................      (890,854,622)        (1,825,304,288)
                                        ------------------   ------------------
  Net increase (decrease).............    $  (20,170,576)    $      (59,954,357)
                                        ------------------   ------------------
                                        ------------------   ------------------
  Capital stock authorized (shares)...     2,000,000,000
  Par value...........................    $        0.001

                                     NOTES

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL ENTITY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK; AND INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                    [LOGO]

                               COLUMBIA FUNDS

               - 1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201 -

                                - DIRECTORS -
               __________________________________________________

                                JAMES C. GEORGE
                             J. JERRY INSKEEP, JR.
                              THOMAS R. MACKENZIE
                             RICHARD L. WOOLWORTH

                           - INVESTMENT ADVISOR -
               __________________________________________________

                      COLUMBIA FUNDS MANAGEMENT COMPANY
                           1300 S.W. SIXTH AVENUE
                           PORTLAND, OREGON 97201

                            -  LEGAL COUNSEL -
               __________________________________________________

                              STOEL RIVES LLP
                      900 S.W. FIFTH AVENUE, SUITE 2300
                         PORTLAND, OREGON 97204-1268

                              - TRANSFER AGENT -
               __________________________________________________

                           COLUMBIA TRUST COMPANY
                           1301 S.W. FIFTH AVENUE
                           PORTLAND, OREGON 97201


   THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE MANAGERS' VIEWS CONTAINED IN THIS REPORT ARE SUBJECT TO CHANGE AT ANY TIME,
  BASED ON MARKET AND OTHER CONSIDERATIONS. PORTFOLIO CHANGES SHOULD NOT BE
    CONSIDERED RECOMMENDATIONS FOR ACTION BY INDIVIDUAL INVESTORS.
              FUNDS DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.